Registration No. 2-11052
                                        File No. 811-490

                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549
                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/



                  PRE-EFFECTIVE AMENDMENT NO. __        /  /


      POST-EFFECTIVE AMENDMENT NO. 79                  / X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
     COMPANY ACT OF 1940                               / X/


      Amendment No. 36                                  / X/




                    OPPENHEIMER TOTAL RETURN FUND, INC.
            (Exact Name of Registrant as Specified in Charter)
_________________________________________________________________
             6803 South Tucson Way, Englewood, Colorado 80112
                 (Address of Principal Executive Offices)

                               303-768-3200
                      (Registrant's Telephone Number)

                          ANDREW J. DONOHUE, ESQ.
              Oppenheimer Management Corporation, Suite 3400
           Two World Trade Center, New York, New York 10048-0203
                (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/  /   Immediately upon filing pursuant to paragraph (b)


/ X/   On April 18, 1996 pursuant to paragraph (b)


/  /   60 days after filing pursuant to paragraph (a)(1)


/   /  On _____________, pursuant to paragraph (a)(1)

/  / 75 days after filing pursuant to paragraph (a)(2)


/  / On ________________ pursuant to paragraph (a)(2) of Rule 485


          Registration of Shares Under the Securities Act of 1933

   The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1996 was filed on
February 27, 1997.
                                 FORM N-1A

                    OPPENHEIMER TOTAL RETURN FUND, INC.

                           Cross Reference Sheet

Part A of
Form N-1A      Prospectus
Item No.       Heading
---------      ------------------
1              Front Cover Page
2              Expenses; Brief Overview of the Fund
3              Financial Highlights; Performance of the Fund
4              Front Cover Page; How the Fund is Managed--
               Organization and History; Investment Objectives and
               Policies
5              How the Fund is Managed; Expenses; Back Cover
5A             Performance of the Fund
6              How the Fund is Managed-Organization and History;
               The Transfer Agent; Dividends, Capital Gains and
               Taxes; Investment Objectives and Policies-Portfolio
               Turnover
7              Shareholder Account Rules and Policies; How To Buy
               Shares; How to Exchange Shares; Special Investor
               Services; Service Plan for Class A Shares;
               Distribution and Service Plan for Class B Shares;
               Distribution and Service Plan for Class C Shares;
               How to Sell Shares
8              How to Sell Shares; Special Investor Services
9                   *


Part B of
Form N-1A
Item No.       Heading In Statement of Additional Information
---------      ----------------------------------------------
10             Cover Page
11             Cover Page
12             *
13             Investment Objectives and Policies; Other Investment
               Techniques and Strategies; Additional Investment
               Restrictions
14             How the Fund is Managed - Directors and Officers of
               the Fund
15             How the Fund is Managed - Major Shareholders
16             How the Fund is Managed; Distribution and Service
               Plans
17             Brokerage Policies of the Fund
18             Additional Information About the Fund
19             Your Investment Account - How to Buy Shares; How to
               Sell Shares; How to Exchange Shares
20             Dividends, Capital Gains and Taxes

21             How the Fund is Managed; Brokerage Policies of the
               Fund
22             Performance of the Fund
23             *

----------------
* Not applicable or negative answer.

OPPENHEIMER TOTAL RETURN FUND, INC.
   Prospectus dated April 18, 1997

     Oppenheimer Total Return Fund, Inc. is a mutual fund with the investment objective of seeking high total return. The Fund intends to seek its investment objective through investment in securities which it believes will provide a high return, including investments which are expected to provide opportunities for growth or to produce income, or both. The Fund is not restricted to any specific type of security and may also use certain hedging instruments to try to reduce risks of market fluctuations that affect the value of the securities the Fund holds. Please refer to "Investment Objective and Policies" for more information on the types of securities the Fund invests in and refer to Investment Risks for a discussion of the risks of investing in the Fund.

     This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the April 18, 1997 Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Fund's Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).

                                        (OppenheimerFunds logo)

Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the F.D.I.C. or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents

     ABOUT THE FUND

3    Expenses
5    A Brief Overview of the Fund
8    Financial Highlights
11   Investment Objective and Policies
12   Investment Risks
15   Investment Techniques and Strategies
22   How the Fund is Managed
23   Performance of the Fund

     ABOUT YOUR ACCOUNT

28   How to Buy Shares
     Class A Shares
     Class B Shares
     Class C Shares
     Class Y Shares
42   Special Investor Services
     AccountLink
     Automatic Withdrawal and Exchange Plans
     Reinvestment Privilege
     Retirement Plans
44   How to Sell Shares
     By Mail
     By Telephone
46   How to Exchange Shares
47   Shareholder Account Rules and Policies
49   Dividends, Capital Gains and Taxes
A-1  Appendix A: Special Sales Charge Arrangements

ABOUT THE FUND

Expenses

        The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services, and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand your direct expenses of investing in the Fund and your share of the Fund's business operating expenses that you will bear indirectly. The numbers below are based on the Fund's expenses during its last fiscal year ended December 31, 1996.

     - Shareholder Transaction Expenses are charges you pay when you buy or sell shares of the Fund. Please refer to "About Your
Account," starting on pages 24, for an explanation of how and when these charges apply.

                         Class A   Class B   Class C   Class Y
                         Shares    Shares    Shares    Shares
Maximum Sales Charge on  5.75%          None      None      None
Purchases (as a % of
 offering price)
Maximum Deferred Sales     None(1)  5% in the     1% if shares  None
 Charge as a % of the lower of the  first year,   are redeemed
 original offering price or         declining to  within 12
 redemption proceeds)              1% in the      months of
                                   sixth year     purchase(2)
                                   and
                                   eliminated
                                   thereafter(2)
Maximum Sales Charge On    None         None      None      None
Reinvested Dividends
Exchange Fee             None       None     None      None
Redemption Fee        None(3)      None(3)   None(3)   None(3)

(1)  If you invest $1 million or more ($500,000 or more for purchases  Retirement Plans  as defined in  Class a Contingent Deferred Sales Charge  on page 33 in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 18 calendar months from the end of the calendar month during which you purchased those shares. See
     "How to Buy Shares -- Buying Class A Shares," below.
(2)  See "How to Buy Shares - Buying Class B Shares" and "How to Buy Shares - Buying Class
     C Shares" below for more information on contingent deferred sales charges.
(3)  There is a $10 transaction fee for redemptions paid by Federal Funds wire, but not for redemptions paid by check or by ACH transfer through AccountLink. See "How to Sell
     Shares" below.

     - Annual Fund Operating Expenses are paid out of the Fund's assets and represent the Fund's expenses in operating its business. For example, the Fund pays management fees to its investment adviser, OppenheimerFunds, Inc. (which is referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth in "How the Fund is Managed," below. The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds the Fund's portfolio securities, audit fees and legal expenses. Those expenses are detailed in the Fund's Financial Statements in the Statement of Additional Information.

     Annual Fund Operating Expenses (as a Percentage of Average Net
                                Assets):



                    Class A     Class B   Class C Class Y
                    Shares    Shares      Shares  Shares

Average Net Assets
Management Fees     0.53%       0.53%     0.53%   0.53%
12b-1 Plan Fees     0.18%       1.00%     1.00%   None
Other Expenses   0.19%        0.18%     0.23%     0.24%
Total Fund Operating
Expenses            0.90%       1.71%     1.76%   0.77%

     The numbers in the table above are based upon the Fund's expenses in its last fiscal year ended December 31, 1996. These amounts are shown as a percentage of the average net assets of each class of the Fund's shares for that year. The 12b-1 Plan Fees for Class A shares are service plan (the maximum fee is 0.25% of average annual net assets of that class) and for Class B and Class C shares are the service plan (the maximum service fee is 0.25% of average annual net assets of the class) and the asset-based sales charges of 0.75%. These plans are described in greater detail in "How to Buy Shares, below. The actual expenses for each class of shares in future years may be more or less than the numbers in the table, depending on a number of factors, including the actual value of the Fund's assets represented by each class of shares.

     - Examples. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that you make a $1,000 investment in each class of shares of the Fund, and that the Fund's annual return is 5%, and that its operating expenses for each class are the ones shown in the Annual Fund Operating Expenses table above. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of 1, 3, 5 and 10 years:

                 1 year    3 years 5 years   10 years*
Class A Shares $66       $85       $104      $162
Class B Shares $67       $84       $113      $161
Class C Shares $28       $55       $95       $207
Class Y Shares $ 8       $25       $43       $95

     If you did not redeem your investment, it would incur the
following expenses:
                 1 year  3 years   5 years   10 years*

Class A Shares $66    $85       $104         $162
Class B Shares $17    $54       $93       $161
Class C Shares $18    $55       $95       $207
Class Y Shares $8     $25       $43       $95


*In the first example, expenses include the Class A initial sales charge and the applicable Class B or Class C contingent deferred sales charge. In the second example, Class A expenses include the initial sales charge but Class B and Class C expenses do not include contingent deferred sales charges. The Class B expenses in years 7 through 10 are based on the Class A expenses shown above, because the Fund automatically converts your Class B shares into Class A shares after 6 years. Because of the effect of the asset-based sales charge and the contingent deferred sales charge on Class B and Class C shares, long-term Class B and Class C shareholders could pay the economic equivalent of an amount greater than the maximum front-end sales charge allowed under applicable regulations. For Class B shareholders, the automatic conversion of Class B shares to Class A shares is designed to minimize the likelihood that this will occur. Please refer to "How to Buy Shares - Buying Class B Shares" for more information.

     These examples show the effect of expenses on an investment, but are not meant to state or predict actual or expected costs or investment returns of the Fund, all of which may be more or less than those shown.

A Brief Overview of the Fund

     Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in the Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.

        What Is The Fund's Investment Objective? The Fund's investment objective is to seek high total return.

        What Does the Fund Invest In? To achieve its objective, the Fund primarily invests in securities which it believes will provide a high return, including investments which are expected to provide opportunities for growth or to produce income, or both. The Fund may also write covered calls and use certain types derivative investments and hedging instruments to try to manage investment risks. These investments are more fully explained in "Investment Objective and Policies" starting on page 11.

           Who Manages the Fund? The Fund's investment adviser is OppenheimerFunds, Inc, which (including subsidiaries) manages investment company portfolios having over $60 billion in assets. Prior to January 5, 1996, OppenheimerFunds, Inc. was known as Oppenheimer Management Corporation. The Manager is paid an advisory fee by the Fund, based on its assets. The Fund's portfolio managers are Bruce Bartlett and Diane Sobin, who are employed by the Manager. They are primarily responsible for the selection of the Fund's securities. The Manager is paid an advisory fee by the Fund, based on its assets. The Fund's Board of Directors, elected by shareholders, oversees the investment adviser and the portfolio manager. Please refer to "How the Fund is Managed," starting on page 22 for more information about the Manager and its fees.

        How Risky is the Fund? All investments carry risks to some degree. The Fund's investments in stocks and bonds are subject to changes in their value from a number of factors such as changes in general bond and stock market movements. The change in value of particular stocks or bonds may result from an event affecting the issuer, or changes in interest rates that can affect stock and bond prices. These changes affect the value of the Fund's investments and its share prices for each class of its shares. In the Oppenheimer funds spectrum, the Fund is more aggressive than most growth & income funds but less aggressive than aggressive growth funds. In addition, there are certain risks associated with the foreign securities the Fund may purchase and the hedging strategies the Manager may utilize. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased for the portfolio, and in some cases by using hedging techniques, there is no guarantee of success in achieving the Fund's objectives and your shares may be worth more or less than their original cost when you redeem them. Please refer to "Investment Objective and Policies" and Investment Risks starting on page 12 for a more complete discussion of the Fund's investment risks.

        How Can I Buy Shares? You can buy shares through your dealer or financial institution, or you can purchase shares directly through the Distributor by completing an Application or by using an Automatic Investment Plan under AccountLink. Please refer to "How to Buy Shares" on page 28 for more details.

        Will I Pay a Sales Charge to Buy Shares? The Fund offers the individual investor three classes of shares. All classes have the same investment portfolio but different expenses. Class A shares are offered with a front-end sales charge, starting at 5.75%, and reduced for larger purchases. Class B and Class C shares are offered without a front-end sales charge, but may be subject to a contingent deferred sales charge if redeemed within 6 years or 12 months, respectively, of purchase. There are also annual asset-based sales charges on Class B and Class C shares. Please review "How To Buy Shares" starting on page 28 for more details, including a discussion about factors you and your financial advisor should consider in determining which class may be appropriate for you.

        How Can I Sell My Shares? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day, or through your dealer. Please refer to "How to Sell Shares" starting on page 44. The Fund also offers exchange privileges to other Oppenheimer funds, described in "How To Exchange Shares" on page 46.

        How Has the Fund Performed? The Fund measures its performance by quoting its dividend yield, average annual total return and cumulative total return, which measure historical performance.
Those yields and returns can be compared to the yields and returns (over similar periods) of other funds. Of course, other funds may have different objectives, investments, and levels of risk. The Fund's performance can also be compared to a broad market index, which we have done on pages 26 and 27. Please remember that past performance does not guarantee future results.

Financial Highlights

        The table on the following pages presents selected financial information about the Fund, including per share data and expense ratios and other data based on the Fund's average net assets. This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report on the Fund's financial statements for the fiscal year ended December 31, 1996 is included in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS

                                                     CLASS A

-------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31,
                                                        1996            1995            1994             1993
      1992
----------------------------------------------------------------------------------------------------------------
--------------
----------------------------------------------------------------------------------------------------------------
--------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                 $     9.35      $     7.80      $     8.69       $     7.84
    $   7.49
----------------------------------------------------------------------------------------------------------------
--------------
Income (loss) from investment operations:
Net investment income                                       .20             .23             .23              .18
         .17
Net realized and unrealized gain (loss)                    1.63            2.09            (.91)            1.45
         .75
----------------------------------------------------------------------------------------------------------------
--------------
Total income (loss) from investment
operations                                                 1.83            2.32            (.68)            1.63
         .92
----------------------------------------------------------------------------------------------------------------
--------------
Dividends and distributions to shareholders:
Dividends from net investment income                       (.20)           (.22)           (.21)            (.20)
       (.20)
Distributions from net realized gain                      (1.21)           (.55)             --             (.58)
       (.37)
----------------------------------------------------------------------------------------------------------------
--------------
Total dividends and distributions
to shareholders                                           (1.41)           (.77)           (.21)            (.78)
       (.57)
----------------------------------------------------------------------------------------------------------------
--------------
Net asset value, end of period                       $     9.77      $     9.35      $     7.80       $     8.69
    $   7.84

-------------------------------------------------------------------------

-------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
--------------
----------------------------------------------------------------------------------------------------------------
--------------
TOTAL RETURN, AT NET ASSET VALUE(2)                       19.73%          30.12%          (7.86)%          21.24%
      12.83%
----------------------------------------------------------------------------------------------------------------
--------------
----------------------------------------------------------------------------------------------------------------
--------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)             $1,826,599      $1,550,710      $1,235,637       $1,223,395
    $795,474
----------------------------------------------------------------------------------------------------------------
--------------
Average net assets (in thousands)                    $1,684,726      $1,394,245      $1,261,729       $  992,381
    $662,917
----------------------------------------------------------------------------------------------------------------
--------------
Ratios to average net assets:
Net investment income                                      1.96%           2.53%           2.88%            2.21%
       2.68%
Expenses                                                   0.90%           0.92%           1.01%            0.93%
       0.96%
----------------------------------------------------------------------------------------------------------------
--------------
Portfolio turnover rate(4)                                117.5%           84.8%          117.2%           143.9%
      143.5%
Average brokerage commission rate(5)                 $   0.0591      $   0.0532              --               --
          --



                                                     CLASS A

-------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31,
                                                        1991            1990           1989              1988
      1987
----------------------------------------------------------------------------------------------------------------
--------------
----------------------------------------------------------------------------------------------------------------
--------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                 $     6.13      $     6.68      $     6.35       $     5.95
    $   6.76
----------------------------------------------------------------------------------------------------------------
--------------
Income (loss) from investment operations:
Net investment income                                       .24             .24             .27              .26
         .25
Net realized and unrealized gain (loss)                    1.91            (.49)            .93              .53
         .63
----------------------------------------------------------------------------------------------------------------
--------------
Total income (loss) from investment
operations                                                 2.15            (.25)           1.20              .79
         .88
----------------------------------------------------------------------------------------------------------------
--------------
Dividends and distributions to shareholders:
Dividends from net investment income                       (.23)           (.24)           (.28)            (.27)
       (.32)
Distributions from net realized gain                       (.56)           (.06)           (.59)            (.12)
      (1.37)
----------------------------------------------------------------------------------------------------------------
--------------
Total dividends and distributions
to shareholders                                            (.79)           (.30)           (.87)            (.39)
      (1.69)
----------------------------------------------------------------------------------------------------------------
--------------
Net asset value, end of period                       $     7.49      $     6.13      $     6.68       $     6.35
    $   5.95

-------------------------------------------------------------------------

-------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
--------------
----------------------------------------------------------------------------------------------------------------
--------------
TOTAL RETURN, AT NET ASSET VALUE(2)                       36.26%          (3.86)%         19.25%           13.35%
      12.35%
----------------------------------------------------------------------------------------------------------------
--------------
----------------------------------------------------------------------------------------------------------------
--------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)             $  555,865      $  396,240      $  389,413       $  314,039
    $274,068
----------------------------------------------------------------------------------------------------------------
--------------
Average net assets (in thousands)                    $  475,741      $  394,903      $  356,994       $  298,509
    $277,877
----------------------------------------------------------------------------------------------------------------
--------------
Ratios to average net assets:
Net investment income                                      3.26%           3.87%           3.96%            4.22%
       3.42%
Expenses                                                   0.95%           0.98%           0.98%            0.94%
       0.88%
----------------------------------------------------------------------------------------------------------------
--------------
Portfolio turnover rate(4)                                161.5%          114.1%          151.6%           127.3%
      173.4%
Average brokerage commission rate(5)                         --              --              --               --
          --

                                                     CLASS B
                                                     ------------------------------------------------
                                                     YEAR ENDED DECEMBER 31,
                                                       1996         1995         1994         1993(1)
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                 $   9.29     $   7.76     $   8.66      $   8.23
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .12          .15          .17           .09
Net realized and unrealized gain (loss)                  1.62         2.08         (.91)         1.03
--------------------------------------------------------------------------------------------------------
Total income (loss) from investment
operations                                               1.74         2.23         (.74)         1.12
--------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                     (.12)        (.15)        (.16)         (.11)
Distributions from net realized gain                    (1.21)        (.55)          --          (.58)
--------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                         (1.33)        (.70)        (.16)         (.69)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   9.70     $   9.29     $   7.76      $   8.66
                                                     ---------------------------------------------------
                                                     ---------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                     18.78%       29.03%       (8.64)%       13.91%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)             $754,918     $589,804     $429,427      $218,716
--------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $671,593     $510,744     $360,773      $ 90,952
--------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                    1.15%        1.70%        2.11%         1.09%(3)
Expenses                                                 1.71%        1.75%        1.87%         1.87%(3)
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                              117.5%        84.8%       117.2%        143.9%
Average brokerage commission rate(5)                 $ 0.0591     $ 0.0532           --            --

                                                      CLASS C                      CLASS Y
                                                      ----------------------
----------------------------------
                                                      YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                                        1996        1995(7)          1996         1995      1994(6)
----------------------------------------------------------------------------------------------------------------
-----
----------------------------------------------------------------------------------------------------------------
-----
PER SHARE OPERATING DATA:
Net asset value, beginning of period                  $  9.33      $  9.19         $  9.35      $  7.80     $ 8.23
----------------------------------------------------------------------------------------------------------------
-----
Income (loss) from investment operations:
Net investment income                                     .16          .07             .23          .20        .15
Net realized and unrealized gain (loss)                  1.57          .73            1.61         2.13       (.41)
----------------------------------------------------------------------------------------------------------------
-----
Total income (loss) from investment
operations                                               1.73          .80            1.84         2.33       (.26)
----------------------------------------------------------------------------------------------------------------
-----
Dividends and distributions to shareholders:
Dividends from net investment income                     (.13)        (.11)           (.21)        (.23)      (.17)
Distributions from net realized gain                    (1.21)        (.55)          (1.21)        (.55)        --
----------------------------------------------------------------------------------------------------------------
-----
Total dividends and distributions
to shareholders                                         (1.34)        (.66)          (1.42)        (.78)      (.17)
----------------------------------------------------------------------------------------------------------------
-----
Net asset value, end of period                        $  9.72      $  9.33         $  9.77      $  9.35     $ 7.80

---------------------------------------------------------------

---------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
-----
----------------------------------------------------------------------------------------------------------------
-----
TOTAL RETURN, AT NET ASSET VALUE(2)                     18.67%        8.82%          19.88%       30.23%     (3.15)%
----------------------------------------------------------------------------------------------------------------
-----
----------------------------------------------------------------------------------------------------------------
-----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)              $17,554      $ 1,655         $18,252      $ 6,709     $1,074
----------------------------------------------------------------------------------------------------------------
-----
Average net assets (in thousands)                     $ 8,277      $   784         $13,083      $ 3,944     $  320
----------------------------------------------------------------------------------------------------------------
-----
Ratios to average net assets:
Net investment income                                    1.05%        1.42%(3)        2.08%        2.51%
4.07%(3)
Expenses                                                 1.76%        1.77%(3)        0.77%        0.87%
0.96%(3)
----------------------------------------------------------------------------------------------------------------
-----
Portfolio turnover rate(4)                              117.5%        84.8%          117.5%        84.8%     117.2%
Average brokerage commission rate(5)                  $0.0591      $0.0532         $0.0591      $0.0532         --

1.  For the period from May 1, 1993 (inception of offering) to December 31,
1993.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.  Annualized.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $2,704,801,613 and $2,433,438,627, respectively.
5. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.
6.  For the period from June 1, 1994 (inception of offering) to December 31,
1994.
7. For the period from August 29, 1995 (inception of offering) to December 31, 1995.

Investment Objective and Policies

Objective. The Fund's investment objective is to seek high total return. Total return is the change in value of an investment in shares of the Fund over time, taking into account changes in share price, from reinvested income and capital appreciation.

Investment Policies and Strategies. In seeking its objective, the Fund may at times emphasize seeking income and at other times seeking capital appreciation, or it may do both. The Fund s investment advisor, OppenheimerFunds, Inc. (referred to as the
 Manager ), does not allocate the Fund s assets between investments to seek income and capital appreciation according to a formula or fixed ratio. Normally, however, the Fund holds investments to seek both capital appreciation and income.

     The Fund s investments are not limited to any specific types of securities. The principal types of securities the Fund invest in, and the risks of those investments, are described in the sections of this Prospectus that follow. In general, when seeking capital appreciation, the Fund emphasizes investments in common stocks of companies of different ranges of market capitalization (focusing more on medium to large capitalization companies), but does not invest substantially in speculative securities or stocks that the manager believes involve undue risk.

     To seek income, the Fund may purchase a variety of income producing securities such as debentures, preferred stock, convertible bonds and notes and U.S. Government and foreign government securities. While the Fund seeks to pay dividends, the amount of dividends paid will fluctuate over time. The Fund may also hold commercial paper and other short-term U.S. Government securities or other cash equivalents for certain purposes including liquidity, pending the purchase of other securities, or when the portfolio manager believes that the market is unfavorable for other types of investments.

     In selecting securities for the Fund, the portfolio managers of the Fund may employ a variety of investment techniques or styles such as value investing (searching for what the portfolio manger believes are undervalued stocks, or out-of-favor stocks) and growth investing (searching for stocks of companies the portfolio manger believes have potential for growth in earnings or other factors affecting their stock price). The use of a particular method in selecting securities for the Fund may change over time.

     The Fund may try to hedge against losses in the value of its portfolio of securities by using hedging strategies and derivative investments described below. Additional Information about the types of securities the Fund invests in and the strategies used by the manager in selecting them is contained in the Statement of Additional Information under the same headings used in this Prospectus.

     The Fund is designed for investors seeking total return over the long term. Because investing in the different types of securities involves different risks, discussed below, there can be no assurances the Fund will be successful in meeting its objective.

        Can the Fund's Investment Objective and Policies Change? The Fund has an investment objective, which is described above, as well as investment policies it follows to try to achieve its objective. Additionally, the Fund uses certain investment techniques and strategies in carrying out those investment policies. The Fund's investment policies and techniques are not "fundamental" unless this Prospectus or the Statement of Additional Information says that a particular policy is "fundamental." The Fund's investment objective is a fundamental policy.

      Fundamental policies are those that cannot be changed without the approval of a "majority" of the Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information). The Fund's Board of Directors may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.

        Portfolio Turnover. A change in the securities held by the Fund is known as "portfolio turnover." The Fund ordinarily does not engage in short-term trading to try to achieve its objective. As a result, the Fund's portfolio turnover is not expected to be more than 150% each year. The "Financial Highlights," above, show the Fund's portfolio turnover rate during past fiscal years.

     Portfolio turnover affects brokerage costs, dealer markups and other transaction costs, and results in the Fund's realization of capital gains or losses for tax purposes. It may also affect the Fund's ability to qualify as a "regulated investment company" under the Internal Revenue Code for tax deductions for dividends and capital gains distributions the Fund pays to shareholders. See
 Dividends, Capital Gains and Taxes in the Statement of Additional Information for more information. The Fund qualified in its last fiscal year and intends to do so in the coming year, although it reserves the right not to qualify.

Investment Risks

   All investments carry risks to some degree, whether they are risks that market prices of the investment will fluctuate (this is known as market risk ) or that the underlying issuer will experience financial difficulties and may default on its obligation under a fixed-income investment to pay interest and repay principal (this is referred to as credit risk ). These general investment risks, and the special risks of certain types of investments that the Fund may hold are described below. They affect the value of the Fund s investments, its investment performance, and the prices of its shares. These risks collectively form the risk profile of the Fund.

     Because of the types of companies the Fund invests in and the investment techniques the Fund uses, some of which may be speculative, the Fund is designed for those investors who are investing for the long-term and who are willing to accept greater risks of loss of their capital in the hope of achieving capital appreciation. The Fund is not intended for investors whose principal objective is assured income and conservation of capital. Investing for capital appreciation entails the risk of loss of all or part of your principal. Since market risks are inherent in all investments to varying degrees, there can be no assurance that the Fund s investment objective will be met, and when you redeem your shares, they may be worth more or less than what you paid for them.

        Stock Investment Risks. Because the Fund invests a substantial portion of its assets in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile and stock prices can change substantially. This market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. Not all stock prices change uniformly or at the same time, and other factors can affect a particular stock's prices (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, and changes in government regulations affecting an industry). Not all of these factors can be predicted.

     As discussed below, the Fund attempts to limit market risks by diversifying its investments, that is, by not holding a substantial amount of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate its investments in any one industry or group of industries. Because changes in overall market prices can occur at any time, and because the income earned on securities is subject to change, there is no assurance that the Fund will achieve its investment objectives, and when you redeem your shares, they may be worth more or less than what you paid for them.

        Interest Rate Risks. Debt securities which the Fund may purchase are subject to changes in their values due to changes in prevailing interest rates. When prevailing interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally decline. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. Changes in the value of securities held by the Fund mean that the Fund's share prices can go up or down when interest rates change because of the effect of the change on the value of the Fund's portfolio of debt securities.

        Special Risks of Lower-Grade Securities. The Manager may select high-yield, below investment grade debt securities (including both rated and unrated securities). These "lower-grade" securities are commonly known as "junk bonds." All corporate debt securities (whether foreign or domestic) are subject to some degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments on a security as they become due. Generally, higher yielding lower-grade securities whether rated or unrated, often have speculative characteristics and special risks that make them riskier investments than investment grade securities and are subject to greater credit risks than higher-rated securities. They may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, investment grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds and the issuer's low creditworthiness may increase the potential for its insolvency. A decline in their values is also likely during a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. For foreign lower-grade debt securities, these risks are in addition to the risks of investing in foreign securities, described below. These risks mean that the Fund may not achieve the expected income from lower-grade securities, and that the Fund's net asset value per share may be affected by declines in value of these securities. However, the Fund's limitations on investments in these types of securities may reduce some of the risk, as will the Fund's policy of diversifying its investments. Also, convertible securities may be less subject to some of these risks than other debt securities, to the extent they can be converted into stock, which may be more liquid and less affected by these other risk factors.

       Foreign Securities have Special Risks. The Fund may invest in foreign securities. While foreign securities offer special investment opportunities, there are also special risks. For example, foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by changes in foreign currency exchange rates, exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. The Fund can invest in securities in any country, developed or undeveloped, including "emerging" markets. In general, "emerging" markets may offer special investment opportunities because their securities markets, industries, capital structure and consumer consumption are growing rapidly, but these countries involve special risks not present in mature foreign markets. More information about the risks and potential rewards of investing in foreign securities is contained in the Statement of Additional Information.

          Hedging instruments can be volatile investments and may involve special risks. The use of hedging instruments requires special skills and knowledge of investment techniques that are different from what is required for normal portfolio management.
If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions are not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

     Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, in writing puts, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price. The use of Forward Contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. The Fund attempts to limit its exposure in foreign currency exchange contracts to the amount of its assets denominated in the foreign currency, to avoid having to buy or sell foreign currency at disadvantageous prices. Interest rate swaps are subject to the risk that the other party will fail to meet its obligations (or that the underlying issuer will fail to pay on time), as well as interest rate risks. The
Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes. If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. These risks are described in greater detail in the Statement of Additional Information.

       There are Special Risks in Investing in Derivative Investments. The company issuing the instrument may fail to pay the amount due on the maturity of the instrument. Also, the underlying investment or security on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. Markets, underlying securities and indices may move in a direction not anticipated by the Manager. The performance of derivative investments may also be influenced by interest rate and stock market changes in the U.S. and abroad. All of this can mean that the Fund will realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid. Please refer to "Illiquid and Restricted Securities."

Investment Techniques and Strategies

The Fund may also use the investment techniques and strategies described below. These techniques involve certain risks. The
Statement of Additional Information contains more information about these practices, including limitations on their use that are designed to reduce some of the risks.

        Foreign Securities. To broaden its opportunities to seek its investment objective, the Fund may purchase equity and debt securities (which may be denominated in U.S. dollars or non-U.S. currencies) issued or guaranteed by foreign companies or debt securities issued by foreign governments, including foreign government agencies, that are traded on foreign securities exchanges or in the foreign over-the-counter markets. The Fund may buy securities of companies or governments in any country, developed or underdeveloped. The Fund may invest up to 100% of its assets in foreign securities. The Fund will hold foreign currency only to effect foreign securities transactions and not as an investment.

        Investments in Convertible Securities.   A convertible
security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. When investing in convertible securities, the Manager looks to the conversion feature and treats the securities as "equity securities."

        Lower-Rated Securities. In seeking high return, the Fund may invest in domestic and foreign debt securities, including high-yield, "lower-grade" debt securities (including both high-yielding rated and unrated securities), commonly known as "junk bonds," because they generally offer higher income potential than investment grade securities. "Lower-grade" securities are those rated below "investment grade," which means they have a rating below "BBB" by Standard & Poor's Corporation or "Baa" by Moody's Investors Service, Inc. or similar ratings by other rating organizations. "Lower-grade" debt securities the Fund may invest in also include securities that are not rated by a nationally-recognized rating organization like Standard & Poor's or Moody's, but which the Manager judges to be comparable to lower-rated securities. The Fund may invest in securities rated as low as "D" by Standard & Poor's or "C" by Moody's.

        Derivative Investments. The Fund can invest in a number of different kinds of "derivative investments." They are used in some cases for hedging purposes and in other cases to attempt to seek income or total return. In general, a "derivative investment" is a specially designed investment whose performance is linked to the performance of another investment or security, such as an option, future, index, currency or commodity. In the broadest sense, exchange-traded options and futures contracts (discussed in "Hedging," below) may be considered "derivative investments."

     The Fund may invest in different types of derivatives. "Index-linked" or "commodity-linked" notes are debt securities of companies that call for interest payments and/or payment on the maturity of the note in different terms than the typical note where the borrower agrees to make fixed payments and/or to pay a fixed sum on the maturity of the note. Principal and/or interest payments on an index-linked note depends on the performance of one or more market indices, such as the S & P 500 Index or a weighted index of commodity futures, such as crude oil, gasoline and natural gas. The Fund may invest in debt exchangeable for common stock of an issuer or "equity-linked" debt securities of an issuer. At maturity, the principal amount of the debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. In either case there is a risk that the amount payable at maturity will be less than the principal amount of the debt.

     The Fund may also invest in currency-indexed securities. Typically, these are short-term or intermediate-term debt securities having a value at maturity, and or an interest rate determined by reference to one or more foreign currencies. The currency-indexed securities purchased by the Fund may make payments based on a formula. The payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index. These investments may entail increased risk to principal and increased price volatility.


        Hedging. As described below, the Fund may purchase and sell certain kinds of futures contracts, put and call options, forward contracts, and options on futures, on broadly-based stock indices and on foreign currencies, or enter into interest rate swap agreements. These are all referred to as "hedging instruments."
The Fund does not use hedging instruments for speculative purposes, and has limits on the use of them, described below. The hedging instruments the Fund may use are described below and in greater detail in the Statement of Additional Information.

     The Fund may buy and sell options, futures and forward contracts for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the equities market as a temporary substitute for purchasing particular equity securities. It may do so to try to manage its exposure to changing interest rates. Some of these strategies, such as selling futures, buying puts and writing covered calls, hedge the Fund's portfolio against price fluctuations.

     Other hedging strategies, such as buying futures and call options, tend to increase the Fund's exposure to the securities market. Forward contacts are used to try to manage foreign currency risks on the Fund's foreign investments. Foreign currency options are used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities. Writing covered call options may also provide income to the Fund for liquidity purposes or defensive reasons.

       Futures. The Fund may buy and sell futures contracts that relate to (1) foreign currencies (these are Forward Contracts), and
(2) broadly-based stock indices (these are referred to as Stock Index Futures). These types of Futures are described in "Hedging" in the Statement of Additional Information.

       Put and Call Options. The Fund may buy and sell certain kinds of put options (puts) and call options (calls).

     The Fund may buy calls only on securities, securities indices, or Stock Index Futures, or to terminate its obligation on a call the Fund previously wrote. The Fund may write (that is, sell) call
options only if they are "covered."   That means the Fund must own
the security subject to the call while the call is outstanding, or the Fund must own and segregate liquid assets to satisfy its obligation if the call is exercised. When the Fund writes a call, it receives cash (called a premium). The call gives the buyer the ability to buy the investment on which the call was written from the Fund at the call price during the period in which the call may be exercised. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised, while the Fund keeps the cash premium (and the investment). The Fund may write calls to generate additional income or for defensive purposes if, after any sale, not more than 25% of the Fund's total assets are subject to calls. The Fund may also purchase "relative performance call options." These are call options that have a cash settlement based on the difference between the returns on two market indices. These options are subject to the risk that the value of the option may decline because of adverse movements in the market indices.

     The Fund may purchase puts. Buying a put on an investment gives the Fund the right to sell the investment at a set price to a seller of a put on that investment. The Fund can buy only those puts that relate to (1) securities (whether or not held by it), (2) Stock Index Futures (whether or not it holds such Stock Index
Futures in its portfolio), or (3) broadly-based stock indices. The Fund may sell a put on securities, securities indices, or Futures, but only if the puts are covered by segregated liquid assets. The Fund will not write puts if more than 50% of the Fund's net assets would have to be segregated to cover put obligations.

     A call or put may be purchased only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets. The Fund may buy and sell put and call options that are traded on U.S. or foreign securities or commodity exchanges or are traded in the over-the-counter markets. In the case of foreign currency options, they may be quoted and traded by major recognized dealers in those options. Options traded in the over-the-counter market may be "illiquid," and therefore may be subject to the Fund's restrictions on illiquid investments, described in "Illiquid and Restricted Securities," below.

       Forward Contracts. Forward Contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to try to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has purchased or sold, or to protect against possible losses from changes in the relative value of the U.S. dollar and a foreign currency. The Fund may also use "cross hedging," where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

       Interest Rate Swaps. In an interest rate swap, the Fund and another party exchange their right to receive, or their obligation to pay, interest on a security. For example, they may swap a right to receive floating rate interest payments for fixed rate payments. The Fund enters into swaps only on securities it owns. The Fund may not enter into swaps with respect to more than 25% of its total assets. The Fund will segregate liquid assets to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

        Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Directors, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board may increase that limit to 15%). The Fund's percentage limitation on these investments does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers. The Manager monitors holdings of illiquid securities on an ongoing basis and at times the Fund may be required to sell some holdings to maintain adequate liquidity. See "Restricted and Illiquid Securities" in the Statement of Additional Information for further details.

        Repurchase Agreements. The Fund may enter into repurchase agreements to generate income and for liquidity purposes to meet anticipated redemptions, or pending the investment of proceeds from sales of Fund shares or settlement of purchases of portfolio investments. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized.
However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Fund will not enter into a repurchase agreement that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less. See the Statement of Additional Information for more details.

       Real Estate Investment Trusts. The Fund cannot invest in real estate or in interests in real estate, but if the fundamental investment policy change described below is approved by shareholders of the Fund, the Fund may purchase securities of companies holding real estate or interests therein, including real estate investment trusts ("REITs") and real estate limited partnerships. REITs and real estate limited partnerships seek to earn profits for investors by managing income-producing real estate or lending money to developers. Assets are generally managed by one or more trustees (in the case of a REIT) or general partners (in the case of a real estate limited partnership) who control acquisitions and investments. There are special risks associated with these type of investments. The value of the Fund's investments in REITs or real estate limited partnerships will be affected by changes in the values of the underlying real estate investments as well as changes in interest rates. At times, the real estate market can be volatile and prices can changes substantially. These risks may affect the Fund's net asset values per share.

        Loans of Portfolio Securities. To attempt to increase its income, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions. The Fund must receive collateral for a loan. These loans are limited to not more than 10% of the value of the Fund's net assets, and are subject to other conditions described in the Statement of Additional Information. The Fund presently does not intend to lend its portfolio securities, but if it does, the value of securities loaned is not expected to exceed 5% of the value of the Fund's total assets in the coming year.

Other Investment Restrictions. The Fund has other investment restrictions which, together with its investment objective, are fundamental policies. Under these fundamental policies, the Fund cannot do any of the following:
       The Fund may not borrow or lend money, or lend, pledge, mortgage, or hypothecate securities except as provided above under "Loans of Portfolio Securities" (however, the Fund may purchase bonds or other debt securities, and enter into escrow arrangements contemplated by the writing of covered call options or other collateral or margin arrangements in connection with Hedging Instruments the Fund may use under its other fundamental policies);
       The Fund may not invest more than 5% of its total assets in securities of any one issuer other than the U.S. Government; The Fund may not purchase the securities of any one issuer if immediately thereafter, the Fund would own more than 10% of the outstanding voting securities or 10% of any one class of securities of such issuer (except for securities of investment companies acquired in exchange for Fund shares); or The Fund may not concentrate investments in a particular industry or group of industries; therefore, the Fund will not purchase the securities of companies in any one industry if, thereafter, more than 25% of the value of the Fund's total assets would consist of securities of companies in that industry.

     At a meeting held February 25, 1997, the Fund's Board of Directors, including a majority of its independent Directors, determined that the best interests of the Fund would be served by allowing the Fund greater investment flexibility, as set forth in the following proposed investment policy changes, in response to market or regulatory developments. Accordingly, a proxy statement will be sent to shareholders of the Fund asking for their approval to change certain of the Fund s fundamental investment policies. The meeting of shareholders is currently scheduled for June 25, 1997 and this Prospectus will only be supplemented if these investment policy changes are not approved at that meeting or any adjournment thereof. The new changes to the Fund s fundamental
in    vestment policies would be as follows:

     The fundamental policy currently described in the Statement of Additional Information stating that "The Fund cannot purchase or sell real estate, including interests in real estate investment trusts" would be replaced with the following fundamental policy:

        The Fund cannot invest in real estate or in interests in real estate, but may purchase securities of issuers holding real estate or interests therein.

     The fundamental policy currently described in the Statement of Additional Information stating that "The Fund cannot buy securities of other investment companies, except in connection with a merger or consolidation" would be eliminated.

     The fundamental policy currently described in the Statement of Additional Information stating that "The Fund cannot buy or sell commodities or commodity contracts or purchase securities for speculative short-term purposes; however, the Fund may buy or sell any of the Hedging Instruments which it may use as permitted by any of its other investment policies, whether or not any such Hedging Instrument is considered to be a commodity or commodity contract" would be replaced with the following fundamental policy:

        The Fund cannot invest in physical commodities or physical commodity contracts, or purchase securities for speculative short-term purposes; however, the Fund may: (i) buy and sell hedging instruments permitted by any of its other investment policies, and (ii) buy and sell options, futures, securities or other instruments backed by, or the investment return from which is linked to changes in the price of, physical commodities.

     The fundamental policy currently described in the Statement of Additional Information stating that "The Fund cannot purchase securities on margin or sell securities short; however, the Fund may make margin deposits in connection with any of the Hedging Instruments it may use as permitted by any of its other investment policies" would be replaced with the following fundamental policy:

       The Fund cannot purchase securities on margin or sell securities short; however, the Fund may make margin deposits in connection with any of its other investments.

     The fundamental policy stating that "The Fund may not mortgage, pledge, or hypothecate securities; however the Fund may enter into the escrow arrangements contemplated by the writing of covered call options or other collateral or margin arrangements in connection with Hedging Instruments the Fund may use under its other fundamental policies" would be replaced with the following fundamental policy:

       The Fund may not mortgage, pledge or hypothecate securities; however, the Fund may enter into the escrow arrangements contemplated by the writing of covered call options or other collateral or margin arrangements in connection with any other investments.

     The fundamental policy stating that "The Fund may not borrow or lend money, or lend, pledge, mortgage, or hypothecate securities except as provided above under "Loans of Portfolio Securities" (however, the Fund may purchase bonds or other debt securities, and enter into escrow arrangements contemplated by the writing of covered call options or other collateral or margin arrangements in connection with Hedging Instruments the Fund may use under its other fundamental policies)" would be replaced with the following two fundamental policies:

       The Fund cannot borrow money, except for temporary, emergency purposes or under other unusual circumstances.

       The Fund cannot make loans, except that the Fund may purchase debt securities and enter into repurchase agreements or when-issued, delayed delivery or similar securities transactions, and may lend its portfolio securities.

     The fundamental policy currently described in the Statement of Additional Information stating that "The Fund cannot invest in securities of any corporation which has a record of less than three years' continuous operation." would be replaced with the following non- fundamental policy:

       The Fund cannot invest in securities of any corporation which has a record of operations of less than three years, including operations of any predecessors.

     The fundamental policy stating that "The Fund may not invest more than 5% of its total assets in securities of any one issuer other than the U.S. Government and the fundamental policy stating that The Fund may not purchase the securities of any one issuer if immediately thereafter, the Fund would own more than 10% of the outstanding voting securities or 10% of any one class of securities of such issuer (except for securities of investment companies acquired in exchange for Fund shares) would be replaced with the following fundamental policy:

       The Fund cannot buy securities issued or guaranteed by any one issuer (except the U.S. Government or any of its agencies or instrumentalities) if, with respect to 75% of its total assets, more than 5% of the Fund's total assets would be invested in securities of that issuer, or the Fund would then own more than 10% of that issuer's voting securities.

     Unless the prospectus states that a percentage restriction applies on an ongoing basis, it applies only at the time that Fund makes an investment and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Other investment restrictions are listed in Investment Restrictions in the Statement of Additional Information.

How the Fund is Managed

Organization and History.  The Fund was organized in 1944. Since
1979, the Fund has been a Maryland corporation. The Fund is a diversified open-end, management investment company.

     The Fund is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. "Directors and Officers of the Fund" in the Statement of Additional Information names the Directors and provides more information about them and the officers of the Fund. Although the Fund is not required by law to hold annual meetings, it may hold shareholder meetings from time to time on important matters, and shareholders have such rights to call a shareholder meeting as are provided under Maryland law.

     The Board of Directors has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has four classes of shares, Class A, Class B, Class C and Class Y. All classes invest in the same investment portfolio. Each class has its own dividends and distributions and pays certain expenses which may be different for the different classes. Each class may have a different net asset value. Each share entitles a shareholder to one vote on matters submitted to the shareholder to vote on, with fractional shares voting proportionally. Only shares of a particular class vote as a class on matters that affect that class alone. Shares are freely transferrable. Please refer to "How the Fund is Managed" in the Statement of Additional Information for more information on the voting of shares.

The Manager and Its Affiliates. The Fund is managed by the Manager, OppenheimerFunds, Inc., which is responsible for selecting the Fund's investments and handling its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Directors, under an Investment Advisory Agreement which states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

     The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $60 billion, held in more than 3 million shareholder accounts as of March 31, 1997. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

        Portfolio Managers. The portfolio managers of the Fund are Bruce Bartlett and Diane Sobin. Since July 5, 1995, they have been the individuals primarily responsible for the day-to-day management of the Fund's portfolio. Each of them is a Vice President of the Manager and serves as a Vice President and Portfolio Manager of the Fund. Mr. Bartlett was previously a Vice President and Senior Portfolio Manager with First of America Investment Corporation.
Ms. Sobin was previously a Vice President and Senior Portfolio Manager with Dean Witter Intercapital, Inc. For more information about the Fund's other officers and Directors, see "Directors and Officers of the Fund" in the Statement of Additional Information.

        Fees and Expenses. Under the Investment Advisory Agreement, the Fund pays the Manager the following annual fees, which decline on additional assets as the Fund grows: 0.75% of the first $100 million of net assets, 0.70% of the next $100 million, 0.65% of the next $100 million, 0.60% of the next $100 million, 0.55% of the next $100 million, and 0.50% of net assets in excess of $500 million. The Fund's management fee for each of its share classes during its last fiscal year was 0.54% of average annual net assets, which may be higher than the rate paid by some other mutual funds.

     The Fund pays expenses related to its daily operations, such as custodian fees, certain Directors' fees, transfer agency fees, legal and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the investment advisory agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.

     There is also information about the Fund's brokerage policies and practices in "Brokerage Policies of the Fund" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Fund's portfolio transactions. When deciding which brokers to use, the Manager is permitted by the investment advisory agreement to consider whether brokers have sold shares of the Fund or any other funds for which the Manager serves as investment adviser.

        The Distributor. The Fund's shares are sold through dealers and brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes the shares of the other Oppenheimer funds managed by the Manager and is sub-distributor for funds managed by a subsidiary of the Manager.


        The Transfer Agent. The Fund's transfer agent is OppenheimerFunds Services, a division of the Manager, which acts as the shareholder servicing agent for the Fund on an "at-cost" basis. It also acts as the shareholder servicing agent for other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free number shown below in this Prospectus and on the back cover.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses the terms "total return," "average annual total return" and "dividend yield" to illustrate its performance. The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different as a result of the different kinds of expenses each class bears. This performance information may be useful to help you see how well your investment has done and to compare it to other funds or a market index, as we have done below.

     It is important to understand that the Fund's total returns and yields represent past performance and should not be considered to be predictions of future returns or performance. This performance data is described below, but more detailed information about how total returns are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Fund's performance. The Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses and which class of shares you purchase.

          Total Returns. There are different types of total returns used to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Fund's actual year-by-year performance.

     When total returns are quoted for Class A shares, normally the current maximum initial sales charge has been deducted. When total returns are shown for Class B or Class C shares, normally the contingent deferred sales charge that applies to the period for which total return is shown has been deducted. When total returns are quoted for Class Y shares, there is no sales charge which is deducted. However, total returns for Class A, Class B and Class C shares may also be quoted at net asset value, without considering the effect of the sales charge, and those returns would be less if sales charges were deducted.

          Dividend Yield. Dividend yield is calculated by dividing the dividends of a class derived from net investment income during a stated period by the maximum offering price on the last day of the period. Yields and dividend yields for Class A shares reflect the deduction of the maximum initial sales charge, but may also be shown based on the Fund's net asset value per share. Yields for Class B and Class C shares do not reflect the deduction of the contingent deferred sales charge.

   How Has the Fund Performed? Below is a discussion by the Manager of the Fund's performance during its last fiscal year ended
December 31, 1996, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.

          Management's Discussion of Performance. During the Fund s fiscal year ended December 31, 1996 the strong performance of the U.S. stock market benefited the Fund s overall performance. The Fund held more than 80% of its assets in common stock at December 31, 1996. Additionally, the portfolio managers employed both growth and value investing styles in selecting securities for the portfolio. Investments in healthcare and technology securities, generally performed well in the past fiscal year, and positively affected the Fund s total return. During the past fiscal year, the Fund reduced its holdings of electric utilities because of their relatively weak performance. The Fund also shifted the focus of its fixed income investments from U.S. Treasury Bonds to foreign fixed income securities which provided the Fund with increased income. The Fund s policy of seeking to maintain a targeted divided for its Class A shares did not materially affect portfolio management strategies. The Fund s portfolio holdings, allocations and strategies are subject to change.

          Comparing the Fund's Performance to the Market. The graphs below show the performance of a hypothetical $10,000 investment in Class A, Class B, Class C and Class Y shares of the Fund held until December 31, 1996; in the case of Class A shares, for the past ten-year period, in the case of Class B shares, from the inception of the Class on May 1, 1993, in the case of C shares, from the inception of the Class on August 29, 1995, and in the case of Class Y shares, from the inception of the Class on June 1, 1994, with all dividends and capital gains distributions reinvested in additional shares. As a result, the performance for Class B, Class C and Class Y shares is shown for relatively short periods of time, and investors should realize that such time periods may not be as appropriate or useful as a comparison for a longer period.

     The Fund's performance is compared to the performance of the Standard & Poor's ("S&P") 500 Index. The S&P 500 Index is a broad based index of equity securities widely regarded as the general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data below shows the effect of taxes. Also, the Fund's performance reflects the effect of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to securities in the Index. Moreover, the index performance data does not reflect any assessment of the risk of the investments included in the Index.

                       Comparison of Change in Value
                    of $10,000 Hypothetical Investments
        In: Class A, Class B, Class C and Class Y Oppenheimer Total
Return Fund, Inc. and
                                 S&P 500

                                 [Graphs]




Average Annual Total Returns
of the Fund at 12/31/96 (1)
     of the Fund at 12/31/96(2)
----------------------------
A Shares       1-Year    5-Years   10 Years
               12.84%    13.10%    13.92%


B Shares       1-Year    Life (2)  13.78%         12.99%

C Shares       1-Year    Life      17.67%         21.05%

Y Shares       1-Year    Life      19.88%         17.36%



_____________________
Total returns and the ending account value in the graph show change in share value and include the reinvestment of all dividends and capital gains distributions.
(1) Class A returns are shown net of the applicable 5.75% maximum initial sales charge.
(2) Class B shares of the Fund were first publicly offered on 5/1/93. The average annual total returns reflect reinvestment of all dividends and capital gains distributions and are shown net of the applicable 5% and 3% contingent deferred sales charges, respectively, for the 1-year period and life-of-the-class. The ending account value in the graph is net of the applicable 3% contingent deferred sales charge.
(3) Class C shares of the Fund were first publicly offered on August 29, 1995. The performance information in the graph of the S&P 500 Index begins on September 1, 1995. The cumulative total return for Class C shares reflects the reinvestment of all dividends and capital gains distributions and is shown net of the applicable 1% contingent deferred sales charge.
(4) Class Y shares of the Fund were first publicly offered on 6/1/94.
Past performance is not predictive of future performance.
Graphs are not drawn to same scale.


ABOUT YOUR ACCOUNT

How to Buy Shares

Classes of Shares. The Fund offers three different classes of shares to individual investors: Class A, Class B and Class C.
Only certain institutional investors may purchase a fourth class of shares, Class Y shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.


           Class A Shares. If you buy Class a shares, you may pay an initial sales charge on investments up to $1 million (up to $500,000 for purchases by Retirement Plans, as defined in Class A Contingent Deferred Sales Charge ). If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge. Sales charge rates are described in Buying Class A Shares, below.

        Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That sales charge varies depending on how long you own your shares, as described in "Buying Class B Shares" below.

        Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1% as discussed in "Buying Class C Shares" below.

        Class Y Shares. Class Y Shares are sold at net asset value per share without the imposition of a sales charge at the time of purchase to separate accounts of insurance companies and other institutional investors ("Class Y Sponsors") having an agreement ("Class Y Agreements") with the Manager or the Distributor. The intent of Class Y Agreements is to allow tax qualified institutional investors to invest indirectly (through separate accounts of the Class Y Sponsor) in Class Y Shares of the Fund and to allow institutional investors to invest directly in Class Y shares of the Fund. Individual investors are not permitted to invest directly in Class Y Shares. As of the date of this Prospectus, Massachusetts Mutual Life Insurance Company (an affiliate of the Manager and the Distributor) acts as Class Y Sponsor for all outstanding Class Y Shares of the Fund. While Class Y shares are not subject to a contingent deferred sales charge, asset-based sales charge or service fee, a Class Y sponsor may impose charges on separate accounts investing in Class Y shares.

     None of the instructions described elsewhere in this Prospectus or the Statement of Additional Information for the purchase, redemption, reinvestment, exchange or transfer of shares of the Fund, the selection of classes of shares or the reinvestment of dividends apply to its Class Y shares. Clients of Class Y Sponsors must request their Sponsor to effect all transactions in Class Y shares on their behalf.

Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial advisor. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time. The most important factors are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

     In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund. We assumed you are an individual investor, and therefore ineligible to purchase Class Y shares. We used the sales charge rates that apply to Class A, Class B and Class C shares and considered the effect of the annual asset-based sales charge on Class B and Class C expenses (which, like all expenses, will affect your investment return). For the sake of comparison, we have assumed that there is a 10% rate of appreciation in your investment each year. Of course, the actual performance of your investment cannot be predicted and will vary, based on the Fund's actual investment returns, and the operating expenses borne by each class of shares, and which class of shares you invest in.

     The factors discussed below are not intended to be investment advice or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.

        How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment (which reduces the amount of your investment dollars used to buy shares for your account), compared to the effect over time of higher class-based expenses on shares of Class B or Class
C for which no initial sales charge is paid.

          Investing for the Short Term. If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares, because of the effect of the Class B contingent deferred sales charge if you redeem in less than 7 years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

     However, if you plan to invest more than $100,000 for the shorter term, then the more you invest and the more your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater economic impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A might be more advantageous than Class C (as well as Class B) for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000 expected to be held 4 to 6 years (or more), Class A shares may become more advantageous than Class C (and Class B). If investing $500,000 or more, Class A may be more advantageous as your investment horizon approaches 3 years or more.

     For investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more for Class B shares or $1 million or more of Class C shares, from a single investor.

          Investing for the Longer Term. If you are investing for the longer-term, for example, for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate consideration, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under the Fund's Right of Accumulation.

     Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumptions stated above, and therefore, you should analyze your options carefully.

        Are There Differences in Account Features That Matter to You? Because some account features may not be available to or advisable for Class B or Class C shareholders, or other features (such as Automatic Withdrawal Plans) may not be advisable (because of the effect of the contingent deferred sales charge in non-retirement accounts) for Class B or Class C shareholders, you should carefully review how you plan to use your investment account before deciding which class of shares to buy. For example, share certificates are not available for Class B or Class C shares and if you are considering using your shares as collateral for a loan, that may be a factor to consider. Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne solely by those classes, such as the asset-based sales charges to which Class B and Class C shares are subject, as described below and in the Statement of Additional Information.

        How Does It Affect Payments to My Broker? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class of shares than for selling another class. It is important that investors understand that the purpose of the Class B and Class C contingent deferred sales charge and asset-based sales charge is the same as the purpose of the front-end sales charge on sales of Class A shares: that is, to compensate the Distributor for commissions it pays to dealers and financial institutions for selling shares.

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans:

            With Asset Builder Plans, Automatic Exchange Plans, 403(b)(7) custodial plans and military allotment plans, you can make initial and subsequent investments for as little as $25; and subsequent purchases of at least $25 can be made by telephone through AccountLink.

            Under pension, profit-sharing, 401(k) plans and Individual Retirement Accounts (IRAs), you can make an initial investment of as little as $250 (if your IRA is established under an Asset Builder Plan, the $25 minimum applies), and subsequent investments may be as little as $25.

            There is no minimum investment requirement if you are buying shares by reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

        How Are Shares Purchased? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Distributor, or directly through the Distributor, or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The distributor may appoint certain servicing agent to accept purchase and redemption orders. When you buy shares, be sure to specify Class A, Class B or Class C shares. If you do not choose, your investment will be made in Class A shares.

        Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.

        Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment first with a financial advisor, to be sure it is appropriate for you.

             Payments by Federal Funds Wire. Shares may be purchased by Federal Funds wire. The minimum investment is $2,500. You must first call the Distributor s Wire Department at 1-800-525-7041 to notify the Distributor of the wire, and receive further instructions.

        Buying Shares Through OppenheimerFunds AccountLink. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. You can then transmit funds electronically to purchase shares, to have the Transfer Agent send redemption proceeds, or to transmit dividends and distributions to your bank account.

     Shares are purchased for your account on AccountLink on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the application or dealer settlement instructions used to establish your account. Please refer to "AccountLink" below for more details.

        Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Statement of Additional Information.

        At What Price Are Shares Sold? Shares are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver, Colorado. In most cases, to enable you to receive that day's offering price, the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day").

     If you buy shares through a dealer, the dealer must receive your order by the close of The New York Stock Exchange on a regular business day, and transmit it to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. The Distributor in its sole discretion may reject any purchase order for the Fund's shares.

Special Sales Charge Arrangements for Certain Persons. Appendix A to this Prospectus sets forth conditions for the waiver of, or exemption from, sales charges or the special sales charge rates that apply to purchases of shares of the Fund (including purchases by exchange) by a person who was a shareholder of one of the Former Quest for Value Funds (as defined in that Appendix).

Buying Class A Shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor and allocated to your dealer as a commission. The current sales charge rates and commissions paid to dealers and brokers are as follows:





                    Front-End        Front-End
                    Sales Charge     Sales Charge
                    as             as             Commission as
                    Percentage of    Percentage of     Percentage of
Amount of Purchase    Offering Price Amount Invested   Offering Price
Less than $25,000        5.75%               6.10%               4.75%
---------------------------------------------------------------------------------------------

$25,000 or more but
less than $50,000        5.50%          5.82%               4.75%
---------------------------------------------------------------------------------------------
$50,000 or more but
less than $100,000       4.75%          4.99%               4.00%
---------------------------------------------------------------------------------------------
$100,000 or more but
less than $250,000       3.75%          3.90%               3.00%
---------------------------------------------------------------------------------------------
$250,000 or more but
less than $500,000       2.50%          2.56%               2.00%
---------------------------------------------------------------------------------------------
$500,000 or more but
less than $1 million       2.00%             2.04%               1.60%

The Distributor reserves the right to reallot the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

     Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds in the following cases:
       purchases by a retirement plan qualified under section 401(a) if the retirement plan has total plan assets of $500,000 or more, purchases aggregating $1 million or more, purchase by a retirement plan qualified under section 401(a)
or 401(k) of the Internal Revenue Code, by a non-qualified deferred compensation plan (not including Section 457 plans), employee benefit plan, group retirement plan (see How to Buy Shares - Retirement Plans in the Statement of Additional Information for further details), and employee s 403(b)(7) custodial plan account, SEP IRA, SARSEP, or SIMPLE plan (all of these plans are collectively referred to as retirement Plans ); that: (1) buys shares costing $500,000 or more or (2) has, at the time of purchase, 100 or more eligible participants, or (3) certifies that it projects to have annual plan purchases of $200,000 or more; or
    purchase by an OppenheimerFunds Rollover IRA if the purchases are made (1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for these purchases, or (2) by a direct rollover of a distribution from a qualified retirement plan if the administrator of that plan has made special arrangements with the Distributor for those purchases.

  The Distributor pays dealers of record commissions on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million. that commission will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer commission. No sales commission will be paid to the dealer, broker or financial institution on sales of Class A shares purchased with the redemption proceeds of shares of a mutual fund offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor if the purchase occurs more than 30 days after the addition of the Oppenheimer funds as an investment option to the Retirement Plan.

     If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") will be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of either (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gain distributions), or (2) the original offering price (which is the original net asset value) of the redeemed shares, whichever is less. However, the Class A contingent deferred sales charge will not exceed the aggregate commissions the Distributor paid to your dealer on all Class A shares of all Oppenheimer funds you purchased subject to the Class A contingent deferred sales charge.

  In determining whether a contingent deferred sales charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.

  No Class A contingent deferred sales charge is charged on exchanges of shares under the Fund's exchange privilege (described below). However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the contingent deferred sales charge will apply.

        Special Arrangements With Dealers. The Distributor may advance up to 13 months' commissions to dealers that have established special arrangements with the Distributor for Asset
Builder Plans for their clients.

Reduced Sales Charges for Class A Share Purchases. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

     Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together Class A and Class B shares you purchase for your individual accounts, or jointly, or for trust or custodial accounts on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.

     Additionally, you can add together current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares. You can also count Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds. The Distributor will use the current offering price of the shares you previously purchased in calculating the sales charge rate for current purchases. The Oppenheimer funds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Distributor. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.

     Letter of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A shares and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class
A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. This can include purchases made up to 90 days before the date of the Letter. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.

     Waivers of Class A Sales Charges. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information.

     Waivers of Initial and Contingent Deferred Sales Charges for
  Certain Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges:

       the Manager or its affiliates;
       present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced Sales Charges" in the Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees;
       registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;
       dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;
       employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children);
       dealers, brokers or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products or employee benefit plans made available to their clients (those clients may be charged a transaction fee by their dealer, broker, or advisor for the purchase or sale of Fund shares);
       (1) investment advisors and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients, (2) Retirement Plans and deferred compensation plans and trusts used to fund those Plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue code), and rabbi trusts that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases; and (3) clients of such investment advisors or financial planners who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisory or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares); or
       directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;
       accounts for which Oppenheimer Capital is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts;
       any unit investment trust that has entered into an appropriate agreement with the Distributor;
       a TRAC-2000 401(k) plan (sponsored by the former Quest For Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995; or
       qualified retirement plans that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, provided that such arrangements are consummated and share purchases commence by December 31, 1996.

  Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to Class A sales charges:
       shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party, shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which the Manager or its affiliates acts as sponsor, shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor, shares purchased and paid for with the proceeds of shares redeemed in the prior 12 months from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for your shares of the Fund, and the Distributor may require evidence of your qualification for this waiver, or shares purchased with the proceeds of maturing principal or units of any Qualified Unit Investment Trust Series.

   Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions. The class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the follow cases:
    to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value;
    involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see Shareholder Account Rules and Policies, below);
    if, at the time a purchase order is placed for Class A charges that would otherwise be subject to the Class A contingent deferred sales charge, the dealer agrees in writing to accept the dealer s portion of the commission payable on the sales in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);
    for distributions from a TRAC-2000 401(k) plan sponsored by the Distributor due to the termination of the TRAC-2000 program;
    for distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes: (1) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant s account was established); (2) to return excess contribution; (3) to return contributions made due to a mistake of fact; (4) hardship withdrawals, as defined in the plan; (5) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (6) to meet the minimum distribution requirements of the Internal Revenue Code; (7) to establish substantially equal periodic payments as described in Section 72(t) of the Internal Revenue Code; (8) for retirement distributions or loans to participants or beneficiaries;
(9) separation from service; (10) participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or its subsidiary) offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor; or (11) plan termination or in-service distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds IRA;
     for all distributions from Retirement Plans with 500 or more eligible participants, except distributions due to termination of the Fund as an investment option for the Plan; or
    for all distributions from certain 401(k) plan programs sponsored by broker-dealers that have entered into a special agreement with the Distributor.


     Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net asset value of Class A shares of the Fund. The Distributor uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares and to reimburse itself (if the Fund's Board of Directors authorizes such reimbursements, which it has not yet done) for its other expenditures under the Plan.

     Services to be provided include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. Payments are made by the Distributor quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the dealer provider or their customers. The payments under the Plan increase the annual expenses of Class A shares of the Fund by up to 0.25% of the class' average annual net assets. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.

   Buying Class B Shares. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class B contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

  To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
(1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 6 years, and (3) shares held the longest during the 6-year period. The contingent deferred sales charge is not imposed in the circumstances described in
 Waivers of Class B and Class C sales charges,  below.

  The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:


                               Contingent Deferred Sales Charge
Years Since Beginning of Month In    on Redemptions in that Year
Which Purchase Order Was Accepted    (As % of Amount Subject to Charge)
0 - 1                              5.0%
1 - 2                              4.0%
2 - 3                              3.0%
3 - 4                              3.0%
4 - 5                              2.0%
5 - 6                              1.0%
6 and following                    None


In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

     Automatic Conversion of Class B Shares. 72 months after you purchase Class B shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements - Class A, Class B and Class C Shares" in the Statement of Additional Information.

   Buying Class C Shares. Class C shares are sold at net asset value per share without an initial sales charge. However, if the Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the shares at the time of redemption or the original offering price. The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

  To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
(1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12-month period.

     Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in distributing Class B and C shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for 6 years or less and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

  Under each Plan, both fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% of the net assets per year of the respective class.

  The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or C shares. Those services are similar to those provided under the Class A Service Plan, described above. The Distributor pays the 0.25% service fees to dealers in advance for the first year after Class B or Class C shares have been sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.


  The asset-based sales charge allows investors to buy Class B or C shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B and Class C shares. Those payments are at a fixed rate that is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees and other costs of distributing and selling Class B and Class C shares.

  The Distributor currently pays sales commissions of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge. The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.

  The Distributor's actual expenses in selling Class B and Class
C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the Distribution and Service Plans for Class B and Class C shares. At December 31, 1996, the end of the Class B Plan year, the Distributor had incurred unreimbursed expenses in connection with the sale of Class B shares of $18,066,359(equal to 2.39% of the Fund s net assets represented by Class B shares on that date). At December 31, 1996, the end of the Class C Plan Year, the Distributor had incurred unreimbursed expenses in connection with the sale of Class C shares of $189,390 (equal to 1.08% of the Fund s net assets represented by Class C shares on that date). If either Plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the Plan was terminated.


     Waivers of Class B and Class C Sales Charges. The Class B and Class C contingent deferred sales charge will not be applied to shares purchased in certain types of transactions nor will it apply to Class B and Class C shares redeemed in certain circumstances as described below. The reasons for this policy are in "Reduced Sales Charges" in the Statement of Additional Information.

     Waivers for Redemptions of Shares in Certain Cases. The Class B and Class C contingent deferred sales charge will be waived for redemptions of shares in the following cases:
    distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must have occurred after the account was established);
    redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary (the death or disability must have occurred after the account was established for disability and you must provide evidence of a determination of disability by the Social Security Administration);
    returns of excess contributions to Retirement Plans; distributions from retirement plans to make substantially equal periodic payments as permitted in Section 72(t) of the Internal Revenue Code that do not exceed 10% of the account value annually, measured from the date the transfer agent receives the request;
    shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," below;
    distributions from OppenheimerFunds prototype 401(k) plans (1) for loans to participants or beneficiaries, (2) for hardship withdrawals; (3) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (4) to meet minimum distribution requirements as defined in the Internal Revenue Code;
(5) to make "substantially equal periodic payments" as described in
Section 72(t) of the Internal Revenue Code; or (6) for separation from service; or
     Distributions from certain 401(k) plan programs sponsored by broker-dealers that have entered into a special agreement with the Distributor.

  Waivers for Shares Sold or Issued in Certain Transactions. The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
       shares sold to the Manager or its affiliates;
       shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose; and
       shares issued in plans of reorganization to which the Fund is a party.

Special Investor Services

AccountLink. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please call the Transfer Agent for more information.

  AccountLink privileges should be requested on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

     Using AccountLink to Buy Shares. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

     PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number: 1-800-533-3310.

     Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund, to pay for these purchases.

     Exchanging Shares. With the OppenheimerFunds exchange privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer funds account you have already established by calling the special
PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

     Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account.
Please refer to "How to Sell Shares," below, for details.

Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer funds account on a regular basis:

     Automatic Withdrawal Plans. If your Fund account is $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Statement of Additional Information for more details.

     Automatic Exchange Plans. You can authorize the Transfer Agent to exchange an amount you establish in advance automatically for shares of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each Oppenheimer funds account is $25. These exchanges are subject to the terms of the exchange privilege, described below.

   Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment. Please consult the Statement of Additional Information for more details.

Retirement Plans. Fund shares are available as an investment for your retirement plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. The Distributor offers a number of different retirement plans that can be used by individuals and employers:

    Individual Retirement Accounts including rollover IRAs, for individuals and their spouses

    403(b)(7) Custodial Plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations

    SEP-IRAs (Simplified Employee Pension Plans) for small business owners or people with income from self-employment

    Pension and Profit-Sharing Plans for self-employed persons and other employers

    401(k) prototype retirement plans for businesses
  Please call the Distributor for the OppenheimerFunds plan documents, which contain important information and applications.

How to Sell Shares

  You can arrange to take money out of your account by selling (redeeming) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. The Fund offers you a number of ways to sell your shares: in writing or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, or from a retirement plan, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

     Retirement Accounts. To sell shares in an OppenheimerFunds retirement account in your name, call the Transfer Agent for a distribution request form. There are special income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee. There are additional details in the Statement of Additional Information.

     Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):

     You wish to redeem more than $50,000 worth of shares and receive a check
     The redemption check is not payable to all shareholders listed on the account statement
     The redemption check is not sent to the address of record on your account statement
     Shares are being transferred to a Fund account with a different owner or name
     Shares are redeemed by someone other than the owners (such as an Executor)

     Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business, or as a fiduciary, you must also include your title in the signature.

Selling Shares by Mail. Write a "letter of instructions" that includes:
     Your name
     The Fund's name
     Your Fund account number (from your account statement)
     The dollar amount or number of shares to be redeemed
     Any special payment instructions
     Any share certificates for the shares you are selling
       The signatures of all registered owners exactly as the account is registered, and
     Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.


Use the following address for requests by mail:
OppenheimerFunds Services
P.O. Box 5270, Denver, Colorado 80217

Send courier or Express Mail requests to:
OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231

Selling Shares by Telephone. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your request must be received by the Transfer Agent or its agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. Shares held in an OppenheimerFunds retirement plan or under a share certificate may not be redeemed by telephone.

     To redeem shares through a service representative, call 1-800-
852-8457
     To redeem shares automatically on PhoneLink, call 1-800-533-
3310

  Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds transferred to that bank account.

        Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone once, in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

        Telephone Redemptions Through AccountLink or By Wire.
There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

  Shareholders may also have the Transfer Agent send redemption proceeds of $2,500 or more by Federal Funds wire to a designated commercial bank account. The bank must be a member of the Federal Reserve wire system. To place a wire redemption request, call the Transfer Agent at 1-800-852-8457. The wire will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire. To establish wire redemption privileges on an account that is already established, please contact the Transfer Agent for instructions. There is a $10 fee for each wire.

   Selling Shares Through Your Dealer. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. Please call your dealer for more information about this procedure. Please refer to "Special Arrangements for Repurchase of Shares from Dealers and Brokers" in the Statement of Additional Information for more details.

How to Exchange Shares

  Shares of the Fund may be exchanged for shares of certain
Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:

     Shares of the fund selected for exchange must be available for sale in your state of residence
     The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege
     You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day
     You must meet the minimum purchase requirements for the fund you purchase by exchange
     Before exchanging into a fund, you should obtain and read its prospectus

  Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present, Oppenheimer Money Market Fund, Inc. offers only one class of shares, which are considered to be Class A shares for this purpose. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

  Exchanges may be requested in writing or by telephone:

     Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the addresses listed in "How to Sell Shares."

     Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457 or by using PhoneLink for automated exchanges, by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

     You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

  There are certain exchange policies you should be aware of:

     Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the disposition of securities at a time or price disadvantageous to the Fund.

     Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

     The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

     For tax purposes, exchanges of shares involve a redemption of the shares of the Fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. For more information about taxes affecting exchanges, please refer to "How to Exchange Shares" in the Statement of Additional Information.

     If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.


Shareholder Account Rules and Policies

     Net Asset Value Per Share is determined for each class of shares as of the close of The New York Stock Exchange, which is normally 4:00 P.M. but may be earlier on some days, on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Fund's Board of Directors has established procedures to value the Fund's securities to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities and for obligations for which market values cannot be readily obtained. These procedures are described more completely in the Statement of Additional Information.

     The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Directors at any time the Board believes it is in the Fund's best interest to do so.

     Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

     The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

     Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

     Dealers that can perform account transactions for their clients by participating in NETWORKING through the National
Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

     The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates, and the redemption price, which is the net asset value per share, will normally be different for Class A, Class B, Class C and Class Y shares. Therefore, the redemption value of your shares may be more or less than their original cost.

     Payment for redeemed shares is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker-dealer, payment will be forwarded within 3 business days. The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by certified check or arrange to have your bank provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

     Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped, and in some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

     Under unusual circumstances, shares of the Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to "How to Sell Shares" in the Statement of Additional Information for more details.

     "Backup Withholding" of Federal income tax may be applied at the rate of 31% from dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a certified Social Security or Employer Identification Number when you sign your application, or if you violate Internal Revenue Service regulations on tax reporting of income.

     The Fund does not charge a redemption fee, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. Under the circumstances described in "How To Buy Shares," you may be subject to a contingent deferred sales charges when redeeming certain Class A, Class B and Class C shares.

     To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.

Dividends, Capital Gains and Taxes

   Dividends. The Fund declares dividends separately for Class A, Class B, Class C and Class Y shares from net investment income on a quarterly basis and pays those dividends to shareholders in March, June, September and December on a date set by the Fund's Board. Also, dividends paid on Class A and Class Y shares generally are expected to be higher than for Class B and Class C shares because expenses allocable to Class B and Class C shares will generally be higher. During the Fund s fiscal year ended December 31, 1996, the Fund maintained the practice, to the extent consistent with the Fund s net investment income and other distributable income, of attempting to pay dividends on Class A shares at a constant level, although the amount of such dividends was subject to change from time to time depending on market conditions, the composition of the Fund s portfolio and expenses borne by the Fund. The Board of Directors may change the level of dividends at any time without notice to shareholders and there can be no assurance as to the payment of any dividends or the realization of any gains.

Capital Gains. The Fund may make distributions annually in December out of any net short-term or long-term capital gains, and the Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the year. Short-term capital gains are treated as dividends for tax purposes. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Distribution Options. When you open your account, specify on your application how you want to receive your distributions. For
OppenheimerFunds retirement accounts, all distributions are reinvested. For other accounts, you have four options:

     Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.
     Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains in the Fund while receiving dividends by check or sent to your bank account on AccountLink.
     Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank on AccountLink.
       Reinvest Your Distributions in the Same Class of Shares of Another Oppenheimer Fund Account. You can reinvest all distributions in another Oppenheimer fund account you have established.

Taxes. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you held your shares. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Distributions are subject to federal income tax and may be subject to state or local taxes. Your distributions are taxable when paid, whether you reinvest them in additional shares or take them in cash. Every year the Fund will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year.

     "Buying a Dividend": When a fund goes ex-dividend, its share price is reduced by the amount of the distribution. If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.


     Taxes on Transactions: Share redemptions, including redemptions for exchanges, are subject to capital gains tax. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.

     Returns of Capital: In certain cases distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A non-taxable return of capital may reduce your tax basis in your Fund shares.

  This information is only a summary of certain federal tax information about your investment. More information is contained in the Statement of Additional Information, and in addition you should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

                        APPENDIX TO PROSPECTUS OF
                    OPPENHEIMER TOTAL RETURN FUND, INC.

  Graphic material included in Prospectus of Oppenheimer Total
Return Fund, Inc.: "Comparison of Total Return of Oppenheimer Total Return Fund, Inc. with the S&P 500 Index - Change in Value of a
$10,000 Hypothetical Investment"

  A linear graph will be included in the Prospectus of Oppenheimer Total Return Fund, Inc. (the "Fund") depicting the initial account value and subsequent account value of a hypothetical $10,000 investment in (i) Class A shares of the Fund for each of the Fund's most ten recently completed fiscal years, and (ii) Class B shares of the Fund for the period May 1, 1993 (commencement of class) to December 31, 1996,(iii) Class C shares of the Fund for the period August 29, 1995 (inception of class) to December 31, 1996, and (iv) Class Y shares of the Fund for the period from June 1, 1994 through December 31, 1996, and comparing such values with the same investments over the same time periods in the S&P 500 Index. Set forth below are the relevant data points that will appear on the linear graph. Additional information with respect to the foregoing, including a description of the S&P 500 Index, is set forth in the Prospectus under "Performance of the Fund-How Has the Fund Performed."


Fiscal      Oppenheimer Total Return    S & P 500
Year Ended     Fund, Inc. Class A Shares          Index

12/31/86       $ 9,425                       $10,000
12/31/87       $10,589                       $10,525
12/31/88       $12,001                       $12,268
12/31/89       $14,312                       $16,149
12/31/90       $13,760                       $15,647
12/31/91       $18,749                       $20,404
12/31/92       $21,154                       $21,956
12/31/93       $25,646                       $24,164
12/31/94       $23,631                       $24,482
12/31/95       $30,750                       $33,671
12/31/96       $36,816                       $41,397

Fiscal         Oppenheimer Total Return      S&P 500
Period Ended     Fund, Inc. Class B Shares        Index

05/01/93         $10,000                     $10,000
12/31/93         $11,390                $10,807
12/31/94         $10,407                $10,949
12/31/95         $13,428                $15,058
12/31/96         $15,649                $18,513
Fiscal      Oppenheimer Total Return    S & P 500
Year Ended     Fund, Inc. Class C Shares          Index

 8/29/95         $10,000                $10,000
12/31/95         $10,882                $11,049
12/31/96         $12,915                $13,584


Fiscal         Oppenheimer Total Return  S & P 500
Period Ended     Fund, Inc. Class Y Shares    Index
6/1/94         $10,000                  $10,000
12/31/94         $ 9,686                $10,230
12/31/95         $12,613                $14,069
12/31/96         $15,120                $17,297

                                APPENDIX A

      Special Sales Charge Arrangements for Shareholders of the Fund
        Who Were Shareholders of the Former Quest for Value Funds

  The initial and contingent sales charge rates and waivers for Class A, Class B and Class C shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of (i) Quest for Value Fund, Inc., Quest for Value Growth and Income Fund, Quest for Value Opportunity Fund, Quest for Value Small Capitalization Fund and Quest for Value Global Equity Fund, Inc. on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those funds, and (ii) Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Value Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax-Exempt Fund when those funds merged into various Oppenheimer funds on November 24, 1995. The funds listed above are referred to in this Prospectus as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of the Fund (i) acquired by such shareholder pursuant to an exchange of shares of one of the Oppenheimer funds that was one of the Former Quest for Value Funds or (ii) received by such shareholder pursuant to the merger of any of the Former Quest for Value Funds into an Oppenheimer fund on November 24, 1995.

Class A Sales Charges

  Reduced Class A Initial Sales Charge Rates for Certain Former
Quest Shareholders

  Purchases by Groups, Associations and Certain Qualified Retirement Plans. The following table sets forth the initial sales charge rates for Class A shares purchased by a "Qualified Retirement Plan" through a single broker, dealer or financial institution, or by members of "Associations" formed for any purpose other than the purchase of securities if that Qualified Retirement Plan or that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995. For this purpose only, a "Qualified Retirement Plan" includes any 401(k) plan, 403(b) plan, and SEP/IRA or IRA plan for employees of a single employer.


                      Front-End Front-End
                      Sales     Sales          Commission
                      Charge    Charge         as
                      as a      as a           Percentage
Number of                  Percentage     Percentage          of
Eligible Employees         of Offering    of Amount      Offering
or Members                 Price          Invested       Price

9 or fewer                 2.50%          2.56%               2.00%

At least 10 but not
 more than 49              2.00%          2.04%               1.60%

 For purchases by Qualified Retirement plans and Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described on pages __ to __ of this Prospectus.

 Purchases made under this arrangement qualify for the lower of the sales charge rate in the table based on the number of eligible employees in a Qualified Retirement Plan or members of an Association or the sales charge rate that applies under the Rights of Accumulation described above in the Prospectus. In addition, purchases by 401(k) plans that are Qualified Retirement Plans qualify for the waiver of the Class A initial sales charge if they qualified to purchase shares of any of the Former Quest For Value Funds by virtue of projected contributions or investments of $1 million or more each year. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations, or as eligible employees in Qualified Retirement Plans also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.

   Special Class A Contingent Deferred Sales Charge Rates.  Class
A shares of the Fund purchased by exchange of shares of other Oppenheimer funds that were acquired as a result of the merger of Former Quest for Value Funds into those Oppenheimer funds, and which shares were subject to a Class A contingent deferred sales charge prior to November 24, 1995, will be subject to a contingent deferred sales charge at the following rates: if they are redeemed within 18 months of the end of the calendar month in which they were purchased, at a rate equal to 1.0% if the redemption occurs within 12 months of their initial purchase and at a rate of 0.50 of 1.0% if the redemption occurs in the subsequent six months. Class A shares of any of the Former Quest for Value Funds purchased without an initial sales charge on or before November 22, 1995 will continue to be subject to the applicable contingent deferred sales charge in effect as of that date as set forth in the then-current prospectus for such fund.

   Waiver of Class A Sales Charges for Certain Shareholders. Class A shares of the Fund purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

   Shareholders of the Fund who were shareholders of the AMA
Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

   Shareholders of the Fund who acquired shares of any Former
Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

   Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:

   Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

   Participants in Qualified Retirement Plans that purchased shares of any of the Former Quest For Value Funds pursuant to a special "strategic alliance" with the distributor of those funds. The Fund's Distributor will pay a commission to the dealer for purchases of Fund shares as described above in "Class A Contingent Deferred Sales Charge."

Class A, Class B and Class C Contingent Deferred Sales Charge
Waivers

   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, B or C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged, if those shares were purchased prior to March 6, 1995: in connection with
(i) distributions to participants or beneficiaries of plans qualified under Section 401(a) of the Internal Revenue Code or from custodial accounts under Section 403(b)(7) of the Code, Individual Retirement Accounts, deferred compensation plans under Section 457 of the Code, and other employee benefit plans, and returns of excess contributions made to each type of plan, (ii) withdrawals under an automatic withdrawal plan holding only either Class B or C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and (iii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

   Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, B or C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such fund merged, if those shares were purchased on or after March 6, 1995, but prior to November 24, 1995: (1) distributions to participants or beneficiaries from Individual Retirement Accounts under Section 408(a) of the Internal Revenue Code or retirement plans under Section 401(a), 401(k), 403(b) and 457 of the Code, if those distributions are made either (a) to an individual participant as a result of separation from service or
(b) following the death or disability (as defined in the Code) of the participant or beneficiary; (2) returns of excess contributions to such retirement plans; (3) redemptions other than from retirement plans following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); (4) withdrawals under an automatic withdrawal plan (but only for Class B or C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and (5) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, B or C shares of the Fund described in this section if within 90 days after that redemption, the proceeds are invested in the same Class of shares in this Fund or another Oppenheimer fund.

Special Dealer Arrangements

Dealers who sold Class B shares of a Former Quest for Value Fund to Quest for Value prototype 401(k) plans that were maintained on the TRAC-2000 record keeping system and that were transferred to an OppenheimerFunds prototype 401(k) plan shall be eligible for an additional one-time payment by the Distributor of 1% of the value of the plan assets transferred, but that payment may not exceed $5,000 as to any one plan.

 Dealers who sold Class C shares of a Former Quest for Value
Fund to Quest for Value prototype 401(k) plans that were maintained on the TRAC-2000 recordkeeping system and (i) the shares held by those plans were exchanged for Class A shares, or (ii) the plan assets were transferred to an OppenheimerFunds prototype 401(k) plan, shall be eligible for an additional one-time payment by the Distributor of 1% of the value of the plan assets transferred, but that payment may not exceed $5,000.

Oppenheimer Total Return Fund, Inc.
   6803 South Tucson Way
Englewood, Colorado 80112
1-800-525-7048

Investment Adviser
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

Custodian of Portfolio Securities
The Bank of New York
One Wall Street
New York, New York 10015

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street, Suite 3600
Denver, Colorado 80202-3942

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202



No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information, and if given or made, such information and representations must not be relied upon as having been authorized by the Fund, OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc. or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such an offer in such state.

PRO420.001.0497  Printed on recycled paper

Oppenheimer Total Return Fund, Inc.

   6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-7048

Statement of Additional Information dated April 18, 1997

    This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated April 18, 1997. It should be read together with the Prospectus which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.

TABLE OF CONTENTS

                                                                       Page
About the Fund
Investment Objective and Policies. . . . . . . . . . . . . . . . . . . . .
     Investment Policies and Strategies. . . . . . . . . . . . . . . . . .
     Other Investment Techniques and Strategies. . . . . . . . . . . . . .
     Other Investment Restrictions . . . . . . . . . . . . . . . . . . . .
How the Fund is Managed. . . . . . . . . . . . . . . . . . . . . . . . . .
     Organization and History. . . . . . . . . . . . . . . . . . . . . . .
     Directors and Officers of the Fund. . . . . . . . . . . . . . . . . .
     The Manager and Its Affiliates. . . . . . . . . . . . . . . . . . . .
Brokerage Policies of the Fund . . . . . . . . . . . . . . . . . . . . . .
Performance of the Fund. . . . . . . . . . . . . . . . . . . . . . . . . .
Distribution and Service Plans . . . . . . . . . . . . . . . . . . . . . .
About Your Account
How To Buy Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . .
How To Sell Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . .
How To Exchange Shares . . . . . . . . . . . . . . . . . . . . . . . . . .
Dividends, Capital Gains and Taxes . . . . . . . . . . . . . . . . . . . .
Additional Information About the Fund. . . . . . . . . . . . . . . . . . .
Financial Information About the Fund
Independent Auditors' Report . . . . . . . . . . . . . . . . . . . . . . .
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .
Appendix A: Corporate Industry Classifications . . . . . . . . . . . . .A-1

ABOUT THE FUND

Investment Objective and Policies

Investment Policies and Strategies.  The investment objective and
policies of the Fund are discussed in the Prospectus.   Set forth
below is supplemental information about these policies and the types of securities in which the Fund may invest, as well as the strategies the Fund may use to try to achieve its objective. Certain capitalized terms used in this Statement of Additional Information are defined in the Prospectus.

          Foreign Securities. As stated in the Prospectus, the Fund may invest in equity or debt securities (which may be dominated in U.S. dollars or non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities (described below) and foreign governments or their agencies or instrumentalities, and in securities issued by U.S. corporations
denominated in non-U.S. currencies.   Securities of foreign issuers
that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations, because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

    Investing in foreign securities offers the Fund potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. If the Fund's portfolio securities are held abroad, the countries in which such securities may be held and the sub-custodians or depositories holding them must be approved by the Fund's Board of Directors to the extent that approval is required under applicable rules of the Securities and Exchange Commission. In buying foreign securities, the Fund may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment.

       Risks of Foreign Investing. Investing in foreign securities involves special additional risks and considerations not typically associated with investing in securities of issuers traded in the U.S. These include: reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity in foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than in the U.S.; greater difficulties in commencing lawsuits against foreign issuers; higher brokerage commission rates than in the U.S.; increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities; possibilities in some countries of expropriation or nationalization of assets, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and unfavorable differences between the U.S. economy and foreign economies. In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

Other Investment Techniques and Strategies

       Hedging. As described in the Prospectus, the Fund may employ one or more types of Hedging Instruments. When hedging to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund may:
(i) sell Stock Index Futures, (ii) buy puts, (iii) write covered calls on securities, securities indices or on Stock Index Futures, or (iv) enter into interest rate swap agreements. When hedging to permit the Fund to establish a position in the equity market as a temporary substitute for purchasing individual equity securities (which the Fund will normally purchase, and then terminate that hedging position), the Fund may (1) buy Stock Index Futures, or
(ii) buy calls on such Futures on Securities. Covered calls and puts may also be written on debt securities to attempt to increase the Fund's income.

    The Fund's strategy of hedging with Futures and options on Futures will be incidental to the Fund's activities in the underlying cash market. Additional Information about the Hedging Instruments the Fund may use is provided below. In the future, the Fund may employ hedging instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with the Fund's investment objective, legally permissible and adequately disclosed.

       Writing Covered Call Options. When the Fund writes a call on a security, it receives a premium and agrees to sell the callable investment to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The Fund has retained the risk of loss should the price of the underlying security decline during the call period, which may be offset to some extent by the premium.

    To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written is more or less than the price of the call subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for Federal income tax purposes, and when distributed by the Fund are taxable as ordinary income. An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for a particular option. If the Fund could not effect a closing purchase transaction due to lack of a market, it would have to hold the callable investments until the call lapsed or was exercised.

       Writing Put Options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to the Fund as writing a covered call. The premium the Fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains above the exercise price. However, the Fund has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put lapses unexercised, the Fund (as the writer of the put) realizes a gain in the amount of the premium. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss, equal to the sum of the current market value of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

    When writing put options on securities, to secure its obligation to pay for the underlying security, the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the put option. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of the Fund as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the Fund to take delivery of the underlying security against payment of the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which the Fund effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once the Fund has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

    The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit the Fund to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Fund. The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option. As above for writing covered calls, any and all such profits described herein from writing puts are considered short-term gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

       Purchasing Calls and Puts. When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on securities indices or Stock Index Futures, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. When the Fund purchases a call on a securities index or Stock Index Future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. In purchasing a call, the Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment.

    When the Fund purchases a put, it pays a premium and, except as to puts on stock indices or Stock Index Futures, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment the Fund owns enables the Fund to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Fund will lose its premium payment and the right to sell the underlying investment. The put may, however, be sold prior to expiration (whether or not at a profit.)

    Buying a put on an investment it does not own, either a put on an index or a put on a Stock Index Future not held by the Fund, permits the Fund either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. When the Fund purchases a put on a stock index, or on a Stock Index Future not held by it, the put protects the Fund to the extent that the index moves in a similar pattern to the securities held. In the case of a put on a stock index or Stock Index Future, settlement is in cash rather than by delivery by the Fund of the underlying investment.

    Puts and calls on broadly-based indices or Futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements in individual securities or futures contracts. When the Fund buys a calls on an index or Future, it pays a premium. During the call period, upon exercise of a call by the Fund, a seller of a corresponding call on the same investment will pay the Fund an amount of cash to settle the call if the closing level of the index or Future upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of difference. When the Fund buys a put on an index or Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the index or Future upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

    An option position may be closed out only on a market which provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option. The Fund's option activities may affect its turnover rate and brokerage commissions. The exercise by the Fund of puts on securities will cause the sale of related investments, increasing portfolio turnover. Although such exercise is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons which would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put or call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

       Stock Index Futures. The Fund may buy and sell "Stock Index Futures," a type of Financial Future for which the index used as the basis for trading is a broadly-based stock index (including stocks that are not limited to issuers in a particular industry or group of industries). A stock index assigns relative values to the common stocks included in the index and fluctuates with the changes in the market value of those stocks. Stock indices cannot be purchased or sold directly. The contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction or to enter into an offsetting contract. No physical delivery of the securities underlying the index is made on settling the futures obligation. No monetary amount is paid or received by the Fund on the purchase or sale of a Financial Future or Stock Index Future.

    Upon entering into a Futures transaction, the Fund will be required to deposit an initial margin payment, liquid assets of any type, including equity and debt securities of any grade, with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's Custodian in an account registered in the futures broker's name; however, the futures broker can gain access to that account only under certain specified conditions. As the Future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis.

    At any time prior to the expiration of the Future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the Future for tax purposes. Although Stock Index Futures by their terms call for settlement by the delivery of cash, in most cases the settlement obligation is fulfilled without such delivery by entering into an offsetting transaction. All Futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

       Forward Contracts. A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

    The Fund may use Forward Contracts to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

    The Fund may enter into Forward Contracts with respect to specific transactions. For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates receipt of dividend payments in a foreign currency, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction ("transaction hedge"). The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

    The Fund may also use Forward Contracts to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when the Fund believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount. In this situation the Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Fund believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated ("cross hedge").

    The Fund will not enter into such Forward Contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency, or another currency that is also subject of the hedge. The Fund, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to Forward Contracts in excess of the value of the Fund's portfolio securities or other assets denominated in these currencies provided the excess amount is "covered" by liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. As an alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

    The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot
(i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

    At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

    The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

    Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

       Interest Rate Swap Transactions. Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis. The Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements.

    A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

       Additional Information About Hedging Instruments and Their Use. The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written options traded on exchanges or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities on the expiration of the option or upon the Fund's entering into a closing transaction. An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

                                 When the Fund writes an over-the-
counter("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer, which would establish a formula price at which the Fund would have the absolute right to repurchase that OTC option. That formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the extent to which the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of the limit on its assets that may be invested in illiquid securities, stated in the Prospectus) the mark-to-market value of any OTC option held by it unless subject to a buy-back agreement with the executing broker. The Securities and Exchange Commission is evaluating whether OTC options should be considered liquid securities, and the procedure described above could be affected by the outcome of that evaluation.

    The Fund's option activities may affect its turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate in a manner beyond the Fund's control. The exercise by the Fund of puts on securities or Futures may cause the sale of related investments, also increasing portfolio turnover. Although such exercise is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons which would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a put, a call, or an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

       Regulatory Aspects of Hedging Instruments. The Fund is required to operate within certain guidelines and restrictions with respect to its use of Futures and options on Futures established by the Commodity Futures Trading Commission ("CFTC"). In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule the Fund must limit its aggregate Futures margin and related options premiums to no more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule.

    Transactions in options by the Fund are subject to limitations established by option exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options which the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser. The exchanges also impose position limits on Futures transactions which apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

    Due to requirements under the Investment Company Act, when the Fund purchases a Future, the Fund will maintain, in a segregated account or accounts with its Custodian, cash or readily-marketable, short-term (maturing in one year or less) debt instruments in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

       Tax Aspects of Covered Calls and Hedging Instruments. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without the Fund having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax). One of the tests for the Fund's qualification as a regulated investment company is that less than 30% of its gross income must be derived from gains realized on the sale of securities held for less than three months. To comply with that 30% cap, the Fund will limit the extent to which it engages in the following activities, but will not be precluded from them: (i) selling investments, including Stock Index Futures, held for less than three months, whether or not they were purchased on the exercise of a call held by the Fund; (ii) purchasing calls or puts which expire in less than three months;
(iii) effecting closing transactions with respect to calls or puts purchased less than three months previously; (iv) exercising puts or calls held by the Fund for less than three months; or (v) writing calls on investments held for less than three months.

    Certain foreign currency exchange contracts ("Forward Contracts") in which the Fund may invest are treated as "section 1256 contracts." Gains or losses relating to section 1256 contracts generally are characterized under the Internal Revenue Code as 60% long-term and 40% short-term capital gains or losses. However, foreign currency gains or losses arising from certain section 1256 contracts (including Forward Contracts) generally are treated as ordinary income or loss. In addition, section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt these transactions from this marked-to-market treatment.

    Certain Forward Contracts entered into by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent such loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

    Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of foreign currency forward contracts, gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. Currency gains and losses are offset against market gains and losses before determining a net "Section 988" gain or loss under the Internal Revenue Code, which may increase or decrease the amount of the Fund's investment company income available for distribution to its shareholders.

       Risks of Hedging With Options and Futures. An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. In addition to the risks associated with hedging that are discussed in the Prospectus and above, there is a risk in using short hedging by selling Stock Index Futures or purchasing puts on stock indices or Stock Index Futures to attempt to protect against decline in value of the Fund's equity securities that the prices of the Futures or applicable index will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Fund's equity securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depend on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

    If the Fund uses hedging instruments to establish a position in the equities markets as a temporary substitute for the purchase of particular equity securities by buying Stock Index Futures and/or calls on such Futures, on securities or on stock indices, it is possible that the market may decline. If the Fund then concludes not to invest in equity securities at that time because of concerns as to possible further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the equity securities purchased.

    The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the equity securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of equity securities being hedged if the historical volatility of the prices of the equity securities being hedged is more than the historical volatility of the applicable index. It is also possible that if the Fund has used hedging instruments in a short hedge, the market may advance and the value of equity securities held in the Fund's portfolio may decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of equity securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      Illiquid and Restricted Securities. To enable the Fund to sell restricted securities not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registration of restricted securities may be negotiated by the Fund with the issuer at the time such securities are purchased by the Fund, if such registration is required before such securities may be sold publicly. When registration must be arranged because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the securities and the time the Fund would be permitted to sell them. The Fund would bear the risks of any downward price fluctuation during that period. The Fund may also acquire, through private placements, securities having contractual restrictions on their resale, which might limit the Fund's ability to dispose of such securities and might lower the amount realizable upon the sale of such securities.

    The Fund has percentage limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Board of Directors of the Fund or by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holding of that security may be deemed to be illiquid. Illiquid securities include repurchase agreement maturing in more than seven days, or certain participation interests other than those with puts exercisable within seven days.

       Repurchase Agreements. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved vendor (a U.S. commercial bank or the U.S. branch of a foreign bank or a broker-dealer which has been designated a primary dealer in government securities which must meet the credit requirements set up by the Fund's Board of Directors from time to time) for delivery on an agreed-on future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act of 1940 (the "Investment Company Act"), collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Loans of Portfolio Securities. The Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus, to attempt to increase the Fund's income. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government, or other cash equivalents in which the Fund is permitted to invest.
To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the dividends declared or interest paid on loaned securities during the terms of this loan as well as the interest on the collateral securities, less any finder's, administrative or other fees the Fund pays in connection with the loan. The Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of Directors. The Fund will not lend its portfolio securities to any officer, director, trustee, employee or affiliate of the Fund or its Manager. The terms of the Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

Other Investment Restrictions

    The Fund's significant investment restrictions are described in the Prospectus. There are additional investment restrictions that the Fund must follow that are also fundamental policies. Fundamental policies and the Fund's investment objective, cannot be changed without the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of: (i) 67% or more of the shares present or represented by proxy at a shareholders meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares.

    Under these additional restrictions the Fund cannot do any of the following:

    The Fund cannot purchase securities on margin or sell securities short; however, the Fund may make margin deposits in connection with any of the Hedging Instruments which it may use as permitted by any of its other investment policies;
    The Fund cannot invest in other companies for the purpose of exercising control or management;
    The Fund cannot purchase the securities of other investment companies, except in connection with a merger or consolidation;
    The Fund cannot purchase or sell real estate, including interests in real estate investment trusts;
    The Fund cannot purchase or sell commodities or commodity contracts or purchase securities for speculative short-term purposes; however, the Fund may buy or sell any of the Hedging Instruments which it may use as permitted by any of its other investment policies, whether or not any such Hedging Instrument is considered to be a commodity or a commodity contract;
    The Fund cannot accept the purchase price for any of its shares without immediately thereafter issuing an appropriate number of shares;
    The Fund cannot invest in securities of any corporation which has a record of less than three years' continuous operation; or
    The Fund cannot purchase or retain securities of any issuer if those officers and directors of the Fund or its adviser who own beneficially more than 0.5% of the securities of such issuer together own beneficially more than 5% of the securities of such issuer.

    Previously, in connection with the qualification of its shares in certain states, the Fund made certain undertakings as non-fundamental policies because of certain state regulations. Due to changes in federal securities laws, such state regulations no longer apply and the undertakings are therefore inapplicable and have been withdrawn. For purposes of the Fund's policy not to concentrate described in the Prospectus, the Fund has adopted the industry classifications set forth in Appendix A to this Statement of Additional Information. This is not a fundamental policy.

How the Fund Is Managed

   Organization and History. As a Maryland corporation, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Directors or upon proper request of the shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class and entitles the holder to one vote per share (and a fractional vote for a fractional share) on matters submitted to their vote at shareholders' meetings.

   Directors and Officers of the Fund. The Fund's Directors and officers and their principal occupations and business affiliations during the past five years are set forth below. All of the Directors are also Trustees, Directors or Managing General Partners of Centennial America Fund, L.P., Centennial California Tax Exempt Trust, Centennial Government Trust, Centennial Money Market Trust, Centennial New York Tax Exempt Trust, Centennial Tax Exempt Trust, Daily Cash Accumulation Fund, Inc., Oppenheimer Cash Reserves, Oppenheimer Equity Income Fund, Oppenheimer Integrity Funds, Oppenheimer International Bond Fund, Oppenheimer High Yield Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Main Street Funds, Inc., Oppenheimer Strategic Income Fund, Oppenheimer Strategic Income & Growth Fund, Oppenheimer Municipal Fund, Oppenheimer Variable Account Funds, Panorama Series Fund, Inc. , Oppenheimer Real Asset Fund and The New York Tax-Exempt Income Fund, Inc., (the "Denver-based Oppenheimer funds"), except for Mr. Fossel and Ms. Macaskill who are not Trustees or Directors Oppenheimer Integrity Funds, Oppenheimer Strategic Income Fund, Oppenheimer Variable Account Funds and Panorama Series Fund, Inc.
 Mr. Fossel also is not a trustee of Centennial New York Tax Exempt Trust and he is not a Managing General Partner of Centennial America Fund, L.P. Ms. Macaskill is President and Mr. Swain is Chief Executive Officer and Chairman of the Denver-based Oppenheimer funds. Messrs. Bishop, Bowen, Donohue, Farrar and Zack hold similar positions as officers of all such funds. As of March 21, 1997, the Directors and officers of the Fund as a group owned less than 1% of the Fund's outstanding Class A shares, none of the Fund's outstanding Class B shares and none of the Fund's outstanding Class C shares. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager (for which two of the officers listed below, Ms. Macaskill and Mr. Donohue, are trustees) other than shares beneficially owned under that plan by the officers of the Fund listed above.

   Robert G. Avis, Director, Age: 65
One North Jefferson Ave., St. Louis, Missouri 63103
Vice Chairman of A.G. Edwards & Sons, Inc. (a broker-dealer) and
A.G. Edwards, Inc. (its parent holding company); Chairman of A.G.E. Asset Management and A.G. Edwards Trust Company (its affiliated investment adviser and trust company, respectively).

William A. Baker, Director; Age: 82
197 Desert Lakes Drive, Palm Springs, California 92264
Management Consultant.



   Charles Conrad, Jr., Director; Age 66
1501 Quail Street, Newport Beach, CA 92660
Chairman and CEO of Universal Space Lines, Inc. (a space services management company); formerly Vice President of McDonnell Douglas Space Systems Co. and associated with the National Aeronautics and Space Administration.

Jon S. Fossel, Director*; Age 55
P.O. Box 44, Mead Street, Waccabuc, New York  10597
Member of the Board of Governors of the Investment Company Institute (a national trade association of investment companies), Chairman of the Investment Company Institute Education
Foundation; formerly Chairman and a director of the Manager, President and a director of Oppenheimer Acquisition Corp. ("OAC"), the Manager's parent holding company, and Shareholder Services, Inc. ("SSI") and Shareholder Financial Services, Inc. ("SFSI"), transfer agent subsidiaries of the Manager.

Sam Freedman, Director; Age 56
4975 Lakeshore Drive, Littleton, Colorado  80123
Formerly Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of SSI, Chairman, Chief Executive and Officer and director of SFSI, Vice President and director of OAC and a director of OppenheimerFunds, Inc.

Raymond J. Kalinowski, Director; Age: 67
44 Portland Drive, St. Louis, Missouri 63131
Director of Wave Technologies International, Inc (a computer products training company).; formerly Vice Chairman and a director of A.G. Edwards, Inc., parent holding company of A.G. Edwards &
Sons, Inc. (a broker-dealer), of which he was a Senior Vice
President.

C. Howard Kast, Director; Age: 75
2552 East Alameda, Denver, Colorado 80209
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Director; Age: 75
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

Bridget A. Macaskill, President and Director*; Age: 48
President, Chief Executive Officer and a Director of the Manager and HarbourView Asset Management Corporation ("HarbourView"), a subsidiary of the Manager; Chairman and a director of SSI and Shareholder Financial Services, Inc.; President and a director of OAC and Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc.; formerly an Executive Vice President of the Manager.

   Ned M. Steel, Director; Age: 81
3416 South Race Street, Englewood, Colorado 80110
Chartered Property and Casualty Underwriter; Director of Visiting
Nurse Corporation of Colorado; formerly Senior Vice President and a director of Van Gilder Insurance Corp. (insurance brokers).

James C. Swain, Chairman, Chief Executive Officer and Director*;
Age: 64
6803 Tucson Way, Englewood, Colorado 80112
Vice Chairman of the Manager; formerly President and a Director of Centennial Asset Management Corporation, an investment adviser subsidiary of the Manager ("Centennial"), and Chairman of the Board of SSI.

Andrew J. Donohue, Vice President and Secretary; Age: 46 Executive Vice President, General Counsel and a director of the Manager, the Distributor, HarbourView, SSI, SFSI, Oppenheimer
Partnership Holdings, Inc. and   MultiSource Services, Inc. (a
broker-dealer); President and a director of Centennial; President and a director of Oppenheimer Real Asset Management, Inc.; General Counsel of OAC; an officer of other Oppenheimer funds.

George C. Bowen, Vice President, Treasurer, and Assistant
Secretary; Age: 60
6803 Tucson Way,  Englewood, Colorado 80112
Senior Vice President and Treasurer of the Manager; Vice President and Treasurer of the Distributor and HarbourView; Senior Vice President, Treasurer, Assistant Secretary and a director of Centennial; President, Treasurer and a director of Centennial Capital Corporation; Senior Vice President, Treasurer and Secretary of SSI; Vice President, Treasurer and Secretary of SFSI;
Treasurer of OAC;   Treasurer of Oppenheimer Partnership Holdings,
Inc.; Vice President and Treasurer of Oppenheimer Real Asset Management, Inc.; Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc. (a broker-dealer); an officer of other Oppenheimer funds.

Bruce Bartlett, Vice President and Portfolio Manager; Age: 47
Two World Trade Center, New York, New York 10048-0203
Vice President of the Manager; an officer of other Oppenheimer funds, formerly a Vice President and Senior Portfolio Manager at First of America Investment Corp.

Diane L. Sobin, Vice President and Portfolio Manager; Age:  35
Two World Trade Center, New York, New York 10048-0203
Vice President of the Manager; an officer of other Oppenheimer funds; formerly a Vice President and Senior Portfolio Manager for Dean Witter Inter Capital, Inc.

Robert G. Zack, Assistant Secretary; Age: 48
Two World Trade Center, New York, New York 10048-0203
   Senior Vice President and Associate General Counsel of the
Manager, Assistant Secretary of SSI and SFSI; an officer of other
Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer; Age: 38
6803 Tucson Way,  Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; formerly a Fund Controller for the Manager.

SCOTT T. FARRAR, Assistant Treasurer; Age 31
6803 Tucson Way,  Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; formerly a Fund Controller for the Manager.

      Remuneration of Directors. The officers of the Fund and certain Directors of the Fund (Ms. Macaskill and Mr. Swain) who are affiliated with the Manager receive no salary or fee from the Fund. Mr. Fossel did not receive any salary or fees from the Fund prior to January 1, 1997. The remaining Directors of the Fund received the compensation shown below. Mr. Freedman became a Director June 27, 1996 and received no compensation from the Fund before that date. The compensation from the Fund was paid during fiscal year ended December 31, 1996. The compensation from all of the other Denver-based Oppenheimer funds includes the Fund and is compensation received as a director, trustee, managing general partner or member of a committee of the Board of those funds during the calendar year 1996. Compensation is paid for services in the positions listed beneath their names:


                     Total Compensation
                     Aggregate          From All
                     Compensation       Denver-based
Name and Position                       Fund                              Oppenheimer funds1
Robert G. Avis       $7,569             $58,003
  Director

William A. Baker                        $10,402                           $79,715
  Audit and Review
  Committee Chairman
  and Director

Charles Conrad, Jr.                     $9,749                            $74,717
  Audit and Review
  Committee Member
  and Director

Sam Freedman,                           3,850                             $29,502
 Director

Raymond J. Kalinowski                   $9,678                            $74,173
   Risk Management
  Oversight Committee Member
  and Director

C. Howard Kast       $9,678             $74,173
   Risk Management
  Oversight Committee Member
  and Director

Robert M. Kirchner                      $9,749                             $74,717
  Audit and Review
  Committee Member
  and Director

Ned M. Steel                            $7,569                            $58,003
  Director

_____________________

1For the 1996 calendar year.

       Major Shareholders. As of March 21, 1997, no person owned of record or was known by the Fund to own beneficially 5% or more of the outstanding shares of the Fund as a whole or of the Fund's outstanding Class A, Class B or Class C shares. As of that same date the only person who owned of record or was known by the Fund to own beneficially 5% or more of the Fund's outstanding Y shares was Massachusetts Mutual Life Insurance Company Separate Investment Account No. 1, 1295 State Street, Springfield, Massachusetts 01111, which owned 536,259.926 Class Y shares (representing 100% of the Class Y shares then outstanding). Massachusetts Mutual Life Insurance Company's affiliation with the Manager is described below.

The Manager and Its Affiliates. The Manager is wholly-owned by Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company. OAC is also owned in part by certain of the Manager's directors and officers, some of whom also serve as officers of the Fund, and two of whom (Ms. Macaskill and Mr. Swain) serve as Directors of the Fund.

    The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.

       The Investment Advisory Agreement. The investment advisory agreement between the Manager and the Fund requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

    Expenses not expressly assumed by the Manager under the advisory agreement or by the Distributor under the General Distributor's Agreement are paid by the Fund. The advisory agreement lists examples of expenses paid by the Fund, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Directors, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. For the Fund's fiscal years ended December 31, 1994, 1995 and 1996 the management fees paid by the Fund to the Manager were $8,860,284, $10,289,397 and $12,631,975, respectively.

    The Investment Advisory Agreement contains no expense limitation. However, because of state regulations limiting fund expenses that previously applied, the Manager had voluntarily undertaken that the Fund s total expenses in any fiscal year (including the management fee but exclusive of taxes, interest, brokerage commissions, distribution plan payments and any extraordinary non-recurring expenses, including litigation) would not exceed the most stringent state regulatory limitation applicable to the Fund. Due to changes in federal securities laws, such state regulations no longer apply and the Manager s undertaking is therefore inapplicable and the Manager reserves the right to terminate or amend the undertaking at any time. During the Fund s last fiscal year, the Fund s expenses did not exceed the most stringent state regulatory limit and the voluntary undertaking was not invoked.

    The advisory agreement provides that so long as it shall have acted with due care and in good faith, the Manager shall not be liable for any loss sustained by reason of any investment, the adoption of any investment policy, or the purchase, sale or retention of any security irrespective of whether the determinations of the Manager relative thereto shall have been based, wholly or partly, upon the investigation or research of any other individual, firm or corporation believed by it to be reliable. The advisory agreement shall not, however, be construed to protect the Manager against any liability to the Fund or its shareholders by reasons of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the advisory agreement, or against any liability imposed by law.

          The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's Class A, Class B, Class C and Class Y shares but is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor. During the Fund's fiscal year ended December 31, 1994, 1995 and 1996, the aggregate amounts of sales charges on sales of the Fund's Class A shares were $8,832,144, $4,061,349 and $4,329,798, respectively, of which the Distributor and an affiliated broker retained $2,726,018, $1,236,003 and $934,605, in those respective periods. During the Fund's fiscal years ended December 31, 1994, 1995 and 1996, the contingent deferred sales charges on the Fund's Class B shares totaled $731,799, $1,488,860 and $1,054,974, all of which the
Distributor retained. During the fiscal years ended 1995 and 1996 the contingent deferred sales charges on Class C shares were $20 and $3,567, respectively. For additional information about distribution of the Fund's shares and the payments made by the Fund to the Distributor in connection with such activities, please refer to "Distribution and Service Plans," below.

       The Transfer Agent. OppenheimerFunds Services, the Fund's
Transfer Agent, is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers ("brokers") to effect the Fund's portfolio transactions.
In doing so, the Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Manager need not seek competitive commission bidding but is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Directors. Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price.

    Under the advisory agreement, the Manager is authorized to select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would have charged if a good faith determination is made by the Manager that the commission is fair and reasonable in relation to the services provided. Subject to the foregoing considerations, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates as a factor in the selection of brokers for the Fund's portfolio transactions.

Description of Brokerage Practices Followed by the Manager.
Subject to the provisions of the advisory agreement, and the procedures and rules described above, allocations of brokerage are generally made by the Manager's portfolio traders based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of the advisory agreement and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's executive officers. Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. Brokerage commissions are paid primarily for effecting transactions in listed securities or for certain fixed-income agency transactions in the secondary market, and are otherwise paid only if it appears likely that a better price or execution can be obtained. When the Fund engages in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

    Most purchases of money market instruments and debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless it determines that a better price or execution can be obtained by using a broker. Purchases of these securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

    The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Such research, which may be supplied by a third party at the instance of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars. The Board of Directors permits the Manager to use concessions on fixed price offerings to obtain research in the same manner as is permitted for agency transactions. The Board also permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research where the broker has represented to Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.

    The research services provided by brokers broaden the scope and supplement the research activities of the Manager, by making available additional views for consideration and comparisons, and by enabling the Manager to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase. The Board of Directors, including the "independent" Directors of the Fund (those Directors of the Fund who are not "interested persons" as defined in the Investment Company Act, and who have no direct or indirect financial interest in the operation of the advisory agreement or the Distribution Plans described below) annually reviews information furnished by the Manager as to the commissions paid to brokers furnishing such services so that the Board may ascertain whether the amount of such commissions was reasonably related to the value or benefit of such services.

    During the Fund's fiscal years ended December 31, 1994, 1995 and 1996, total brokerage commissions paid by the Fund were $10,116,822, $8,172,905 and $4,700,205, respectively. Of that amount, during the fiscal year ended December 31, 1996, $1,264,160 was paid to brokers as commissions in return for research services; the aggregate dollar amount of those transactions was $909,924,667. The transactions giving rise to those commissions were allocated in accordance with the Manager's internal allocation procedures.

Performance of the Fund

Yield and Total Return Information. As described in the Prospectus, from time to time the "dividend yield," "average annual total return," "cumulative total return," "average annual total return at net asset value" and "cumulative total return at net asset value" of an investment in a class of shares of the Fund may be advertised. An explanation of how these total returns are calculated for each class and the components of those calculations is set forth below.

    The Fund's advertisement of its performance data must, under applicable rules of the Securities and Exchange Commission, include the average annual total returns for each advertised class of shares of the Fund for the 1, 5, and 10-year periods (or the life of the class, if less) ending as of the most recently-ended calendar quarter prior to the publication of the advertisement. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its returns and share prices are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Returns for any given past period are not a prediction or representation by the Fund of future returns. The returns of each class of shares of the Fund are affected by portfolio quality, the type of investments the Fund holds and its operating expenses allocated to the particular class.

       Dividend Yield and Distribution Return. From time to time the Fund may quote a "dividend yield" or a "distribution return" for each class. Dividend yield is based on the dividends paid on shares of a class from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the dividends and/or distributions for that class declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the maximum offering price per share of that class on the last day of the period. When the result is annualized for a period of less than one year, the "dividend yield" is calculated as follows:


      Dividend Yield of the Class =

                     Dividends of the Class
      -----------------------------------------------------
      Max. Offering Price of the Class (last day of period)

      divided by Number of days (accrual period) x 365



    The maximum offering price for Class A shares includes the maximum front-end sales charge. For Class B or Class C shares, the maximum offering price is the net asset value per share without considering the effect of contingent deferred sales charges. For Class Y shares, no sales charge is included.

       Total Return Information.

       Average Annual Total Returns. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV") of that investment, according to the following formula:


           1/n
      (ERV)
      (---)   -1 = Average Annual Total Return
      ( P )


       Cumulative Total Returns. The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:


      ERV - P
      ------- = Total Return
         P


    In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as described below). For Class B shares, the payment of the applicable contingent deferred sales charge of 5.0% for the first year, 4.0% for the second year, 3.0% for the third and fourth years, 2.0% for the fifth year and 1.0% in the sixth year, and none thereafter, is applied, as described in the Prospectus. For Class C shares, the payment of 1.0% contingent deferred sales charge is applied to the investment result for the one-year period (or less). Class Y Shares are not subject to a sales charge. Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares, at net asset value per share, and that the
investment is redeemed at the end of the period.   The average
annual total returns on an investment in Class A shares for the one, five and ten-year periods ended December 31, 1996 were 12.84
% , 13.10%; and 13.92%, respectively. The average annual total returns on an investment in Class B shares for the fiscal year ended December 31, 1996, and for the period May 1, 1993 (inception of the class) to December 31, 1996 were 13.78% and 12.99%, respectively. The average annual total returns on an investment in Class C shares for the fiscal year ended December 31, 1996, for the period August 29, 1995 (inception of the class) to December 31, 1995 were _____% and 21.05%, respectively. The cumulative total return on Class A shares for the ten-year period ended December 31, 1995, was 268.15%. The cumulative total return on Class B shares for the period May 19, 1993 through December 31, 1996 was 56.49%. The cumulative total return on Class C shares for the period August 29, 1995 through December 31, 1996 was 29.15%.

       Total Returns At Net Asset Value. From time to time the Fund may also quote an average annual total return at net asset value or a cumulative total return at net asset value for Class A, Class B, Class C or Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions. The cumulative total return at net asset value on the Fund's Class A shares for the ten-year period ended December 31, 1996, was 290.61%. The average annual total return at net asset value for the period September 30, 1975 to December 31, 1996, for Class A shares was 13.33%. The average annual total returns at net asset value for Class B shares for the fiscal year ended December 31, 1995 and for the period May 1, 1993 (inception of that class) to December 31, 1995 were 18.78% and
13.58%, respectively.   The cumulative total return at net asset
value on the Fund's Class B shares for the period May 1, 1993 (inception of that class) to December 31, 1995 was _____%.
Average annual total return for Class C at net asset value for the period August 29, 1995 (inception of the class) to December 31, 1996 was 21.05% and cumulative total return at net asset value was 29.15%. The cumulative total return for Class Y shares from June 1, 1994 (commencement of offering) to December 31, 1996 was 51.21%.

    Total return information may be useful to investors in reviewing the performance of the Fund's Class A, Class B, Class C or Class Y shares. However, when comparing total return of an investment in shares of the Fund, a number of factors should be considered before using such information as a basis for comparison with other investments. No adjustment is made for taxes payable on distributions. An investment in the Fund's shares is not insured; its total return is not guaranteed and will fluctuate on a daily basis. Total return for any given past period is not an indication or representation by the Fund of future rates of return on its shares. The total return of the Fund's shares is affected by portfolio quality, portfolio maturity, type of investments held and operating expenses. When comparing total return of an investment in shares of the Fund with that of other investment instruments, investors should understand that certain other investment alternatives such as money market instruments, certificates of deposit, U.S. Government securities or bank accounts provide a return which remains relatively constant over time and also that bank accounts may be insured. Investors should also understand, when comparing the Fund's total return with that of other investment alternatives, that since the Fund is an equity fund seeking capital appreciation, its shares are subject to greater market risks than certain other investments. The current price per share for certain classes is listed daily in newspaper financial sections.

Other Performance Comparisons. From time to time the Fund may publish the ranking of its Class A, Class B, Class C or Class Y shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Fund's classes are ranked against (i) all other funds, (ii) all other "growth and income" funds, and (iii) all other growth and income funds in a specific size category. The Lipper performance rankings are based on total returns that include the reinvestment of capital gains distributions and income dividends but do not take sales charges or taxes into consideration. The Fund may also compare its performance from time to time with that of Morgan Stanley Capital International index, a capitalization-weighted index which is widely utilized as a measure of world-wide stock market performance.

    From time to time the Fund may publish the ranking of the performance of its Class A, Class B, Class C or Class Y shares by Morningstar, Inc., an independent mutual fund monitoring service.
 Morningstar ranks mutual funds, including the Fund, monthly in broad investment categories (domestic stock funds, international stock funds, taxable bond funds, municipal bond and hybrid) based on risk-adjusted investment return. Investment return measures a fund's three, five and ten-year average annual total returns (when available) in excess of 90-day U.S. Treasury bill returns after considering sales charges and expenses. Risk measures fund performance below 90-day U.S. Treasury bill monthly returns. Risk and return are combined to produce star rankings reflecting performance relative to the average fund in a fund's category.
Five stars is the "highest" ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). Morningstar ranks the Class A and Class B shares of the Fund in relation to other equity funds and includes the maximum sales charge as a factor in its ranking computations. Rankings are subject to change.

    The Fund may also compare its performance to that of other funds in its Morningstar Category. In addition to its star ranking, Morningstar also categorizes and compares a fund's 3-year performance based on Morningstar's classification of the fund's investments and investment style, rather than how a fund defines its investment objective. Morningstar's four broad categories (domestic equity, international equity, municipal bond and taxable bond) are each further subdivided into categories based on types of investments and investment styles. Those comparisons by Morningstar are based on the same risk and return measurements as its star rankings but do not consider the effect of sales charges.

    The total return on an investment in the Fund's Class A, Class B, Class C or Class Y shares may be compared with the performance for the same period of one or more of the following indices: the Dow Jones Industrial Average ("Dow") or the Standard & Poor's 500 Index ("S&P 500"), both of which are widely recognized indices of stock market performance. Both indices consist of unmanaged groups of common stocks; the Dow consists of thirty such issues. The performance of both indices includes a factor for the reinvestment of income dividends. Neither index reflects reinvestment of capital gains or takes sales charges or taxes into consideration as these items are not applicable to indices. The performance of the Fund s Class A, Class B, Class C or Class Y shares may also be compared in publications to (i) the performance of various market indices or to other investments for which reliable performance data is available, and (ii) to averages, performance rankings or others benchmarks prepared by recognized mutual fund statistical services.

    From time to time, the Fund's Manager may publish rankings or ratings of the Manager or Transfer Agent or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder/investor services by third parties may compare the Oppenheimer funds' services to those of other mutual fund families selected by the rating or ranking services and may be based upon the opinions of the rating or ranking service itself, based on its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

Distribution and Service Plans

    The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares of the Fund under Rule 12b-1 of the Investment Company Act pursuant to which the Fund makes payments to the Distributor in connection with the distribution and/or servicing of the shares of that class, as described in the Prospectus. No such plan has been adopted for Class Y shares. Each Plan has been approved by a vote of (i) the Board of Directors of the Fund, including a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the holders of a "majority" (as defined in the Investment Company Act) of the shares of each class. For the Distribution and Service Plan for Class C shares, that vote was cast by the Manager as the then sole initial holder of Class C shares of the Fund.

    In addition, under the Plans, the Manager and the Distributor, in their sole discretion, from time to time, may use their own resources (which, in the case of the Manager, may include profits from the advisory fee it receives from the Fund), to make payments to brokers, dealers or other financial institutions (each is referred to as a "Recipient" under the Plans) for distribution and administrative services they perform, at no cost to the Fund. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make from their own resources to Recipients.

    Unless terminated as described below, each Plan continues in effect from year to year but only as long as its continuance is specifically approved at least annually by the Fund's Board of Directors and its Independent Directors by a vote cast in person at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time by the vote of a majority of the Independent Directors or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class. None of the Plans may be amended to increase materially the amount of payments to be made unless such amendment is approved by shareholders of the class affected by the amendment. In addition, because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund is required by a Securities and Exchange Commission Rule to obtain the approval of Class B as well as Class A shareholders for a proposed amendment to the Class A Plan that would materially increase payments under the Class A Plan. Such approval must be by a "majority" of the Class A and Class B shares (as defined in the Investment Company
Act), voting separately by class. All material amendments must be approved by the Independent Directors.

    While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports to the Fund's Board of Directors at least quarterly on the amount of all payments made pursuant to each Plan, the purpose for which each payment was made and the services rendered in connection with the distribution of shares. Those reports will be subject to the review and approval of the Independent Directors in the exercise of their fiduciary duty.
Each Plan further provides that while it is in effect, the selection and nomination of those Directors of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Directors. This does not prevent the involvement of others in such selection and nomination if the final decision on selection or nomination is approved by a majority of the Independent Directors.

    Under the Plans, no payment will be made to any Recipient in any quarter if the aggregate net asset value of all Fund shares held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Fund's Independent Directors. The Board of Directors has set the fees at the maximum rate and set no minimum amount.

    For the fiscal year ended December 31, 1996, payments under the Plan for Class A shares totaled $3,068,444, all of which was paid by the Distributor to Recipients including $235,887 that was paid to an affiliate of the Distributor. Any unreimbursed expenses incurred by the Distributor with respect to Class A shares for any fiscal year may not be recovered in subsequent fiscal years. Payments received by the Distributor under the Plan for Class A shares will not be used to pay any interest expense, carrying charges, or other financial costs, or allocation of overhead by the Distributor.

    The Class B and Class C Plans allows the service fee payment to be paid by the Distributor to Recipients in advance for the first year such shares are outstanding, and thereafter on a quarterly basis, as described in the Prospectus. The advance payment is based on the net asset value of shares sold. An exchange of shares does not entitle the Recipient to an advance service fee payment. In the event shares are redeemed during the first year such shares are outstanding, the Recipient will be obligated to repay a pro rata portion of such advance payment to the Distributor. Payments made under the Class B Plan during the fiscal year ended December 31, 1996 totaled $6,709,692, of which $5,318,916 was retained by the Distributor and $93,473 was paid to a dealer affiliated with the Distributor. For the fiscal year ended December 31, 1996 payments made under the Class C plan amounted to $82,374, of which $76,238 was retained by the Distributor.

    Although the Class B and the Class C Plans permit the Distributor to retain both the asset-based sales charges and the service fees on such shares, or to pay Recipients the service fee on a quarterly basis without payment in advance, the Distributor presently intends to pay the service fee to Recipients in the manner described above. A minimum holding period may be established from time to time under the Class B and the Class C Plan by the Board. The Board has set no minimum holding period. All payments under the Class B and the Class C Plan are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

    The Class B and Class C Plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund during that period. Such payments are made in recognition that the Distributor (i) pays sales commissions to authorized brokers and dealers at the time of sale and pays service fees as described in the Prospectus, (ii) may finance such commissions and/or the advance of the service fee payment to Recipients under those Plans, or may provide such financing from its own resources or from an affiliate, (iii) employs personnel to support distribution of shares, and (iv) may bear the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses. For the fiscal year ended December 31, 1995, the Distributor has incurred unreimbursed expenses under the Class B Plan of $18,066,359 (equal to 2.39% of the Fund's net asset represented by Class B shares on that date) and under the Class C Plan of $189,390 (equal to 1.08% of the Fund's net asset represented by Class B shares on that date)

ABOUT YOUR ACCOUNT

How To Buy Shares

Alternative Sales Arrangements - Class A, Class B and Class C Shares. The availability of three classes of shares to individual investors permits an investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B and Class C shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares than the other. The Distributor normally will not accept any order for $500,000 or more of Class B shares or $1 million or more of Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead. A fourth class of shares, may be purchased only by certain institutional investors at net asset value per share (the "Class Y Shares").

    The four classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B and Class C shares and the dividends payable on Class B and Class C shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charges to which Class B and Class C shares are subject.

    The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

    The methodology for calculating the net asset value, dividends and distributions of the Fund's Class A, Class B, Class C and Class Y shares recognizes two types of expenses. General expenses that do not pertain specifically to any class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, (iv) fees to unaffiliated Directors, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (i) Distribution and/or Service Plan fees, (ii) incremental transfer and shareholder servicing agent fees and expenses, (iii) registration fees and (iv) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

   Determination of Net Asset Value Per Share. The net asset values per share of Class A, Class B, Class C and Class Y shares of the Fund are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open, by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual holiday schedule (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days. Trading may occur in debt securities and in foreign securities when the Exchange is closed (including weekends and holidays), or after the close of the Exchange on a regular business day. The Fund may invest a substantial portion of its assets in foreign securities primarily listed on foreign exchanges or in foreign over-the-counter markets that may trade on Saturdays or customary U.S. business holidays on which the Exchange is closed. Because the Fund's net asset value will not be calculated at those times, if securities held in the Fund's portfolio are traded at such time, the net asset values per share of Class A, Class B, Class C and Class Y shares of the Fund may be significantly affected at times when shareholders may not purchase or redeem shares.

    The Fund's Board of Directors has established procedures for the valuation of the Fund's securities, generally as follows: (i) equity securities traded on a U.S. securities exchange or on NASDAQ for which last sale information is regularly reported are valued at the last reported sale price on their primary exchange or NASDAQ that day (or, in the absence of sales that day, at values based on the last sale prices of the preceding trading day, or closing bid prices that day); (ii) securities actively traded on a foreign securities exchange are valued generally at the last sales price available to the pricing service approved by the Fund's Board of Directors or to the Manager as reported by the principal exchange on which the security is traded at its last trading session on or immediately preceding the valuation date, or at the mean between "bid" and "asked" prices obtained from the principal exchange or two active market makers in the security on the basis of reasonable inquiry; (iii) long-term debt securities having a remaining maturity in excess of 60 days are valued at the mean between the "bid" and "ask" prices determined by a portfolio pricing service approved by the Fund's Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (iv) debt instruments having a maturity of more than one year when issued, and non-money market type instruments having a maturity of 397 days or less when issued, which have a remaining maturity of 60 days or less are valued at the mean between the "bid" and "ask" prices determined by a pricing service approved by the Fund's Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (v) money market-type debt securities having a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less are valued at cost, adjusted for amortization of premiums and accretion of discounts; and (vi) securities (including restricted securities) not having readily-available market quotations are valued at fair value under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes (see (ii), (iii) and (iv) above), the security may be priced at the mean between the bid and ask prices provided by a single active market maker (which in certain cases may be the bid price if no ask price is available).

    Trading in securities on European and Asian exchanges and over-the-counter markets is normally completed before the close of The New York Stock Exchange. Events affecting the values of foreign securities traded in securities markets that occur between the time their prices are determined and the close of the Exchange will not be reflected in the Fund s calculation of net asset value unless the Board of Directors or the Manager, under procedures established by the Board of Directors, determines that the particular event is likely to effect a material change in the value of such security and may affect the Fund s net asset value per share. Foreign currency, including forward contracts, will be valued at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service. The values of securities denominated in foreign currency will be converted to U.S. dollars at the closing price in the London foreign exchange market closing price that day, as provided by a reliable bank, dealer or pricing service.

    In the case of U.S. Government Securities, mortgage-backed securities and corporate bonds, when last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity, and other special factors involved. The Manager may use pricing services approved by the Board of Directors to price U.S. Government Securities, mortgage-backed securities, and foreign government and corporate bonds. The Manager will monitor the accuracy of such pricing services which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities.

    Calls, puts and Futures held by the Fund are valued at the last sales price on the principal exchange on which they are traded, or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Directors or by the Manager. If there were no sales that day, the value shall be the last sale price on the preceding trading day if it is within the spread of the closing bid and asked prices on the principal exchange or on NASDAQ on the valuation date, or, if not, value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued at the mean between bid and asked prices obtained by the Manager from two active market makers (which in certain cases may be the bid price if no asked price is available).

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25.00. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House transfer to buy shares. Dividends will begin to accrue on shares purchased by the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain circumstances described in the Prospectus because the Distributor or dealer or broker incurs little or no selling expenses. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, aunts, uncles, nieces and nephews, parents, parents-in-law, sons- and daughters-in-law, siblings, a sibling's spouse and a spouse's siblings.

      The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and include the following:

Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer California Municipal Fund
Oppenheimer Intermediate Municipal Fund Oppenheimer Insured
Municipal Fund
Oppenheimer Main Street California  Municipal Fund
Oppenheimer Florida Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer New Jersey Municipal Fund
Oppenheimer Fund
Oppenheimer Discovery Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Growth Fund
Oppenheimer Equity Income Fund
Oppenheimer Value Stock Fund
Oppenheimer Multiple Strategies Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Main Street Income & Growth   Fund
Oppenheimer High Yield Fund
Oppenheimer Champion Income Fund

Oppenheimer U.S. Government Trust
Oppenheimer Limited-Term Government
   Fund
Oppenheimer Global Fund
Oppenheimer Global Emerging Growth Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Real Asset Fund
Oppenheimer Developing Markets Fund
Oppenheimer Strategic Income Fund
Oppenheimer Enterprise Fund
Oppenheimer Strategic Income & Growth
  Fund
Oppenheimer Bond Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer Bond Fund for Growth
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Small Cap Value Fund
Oppenheimer Quest Growth & Income Value Fund
Oppenheimer Quest Officers Value Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Bond Fund for Growth
Rochester Fund Municipals
Limited-Term New York Municipal Fund*
Oppenheimer Disciplined Value Fund
Oppenheimer Disciplined Allocation Fund
Oppenheimer Life Span Balanced Fund
Oppenheimer Life Span Growth Fund
Oppenheimer Life Span Income Fund
and the following "Money Market Funds":

Oppenheimer Money Market Fund, Inc.
Oppenheimer Cash Reserves
Centennial Money Market Trust
Centennial Tax Exempt Trust
Centennial Government Trust

Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust
Centennial America Fund, L.P.
Daily Cash Accumulation Fund, Inc.

*Shares of the Fund are not presently exchangeable for shares
Limited Term New York Municipal Fund prior to May 1, 1997.

    There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except Money Market Funds (under certain circumstances described herein, redemption proceeds of Money Market Fund shares may be subject to a contingent deferred sales charge). Current shareholders of Rochester Fund Municipals, The Bond Fund for Growth or Limited-Term New York Municipal Fund (collectively referred to as the Rochester Funds ) may exchange their shares for the same class of shares in any of the Oppenheimer funds listed above.

      Letters of Intent. A Letter of Intent (referred to as a "Letter") is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"), which may, at the investor's request, include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter. A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the public offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

    In submitting a Letter, the investor makes no commitment to purchase shares, but if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases, as set forth in "Terms of Escrow," below (as those terms may be amended from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for such Letter of Intent, and if such terms are amended, as they may be from time to time by the Fund, that those amendments will apply automatically to existing Letters of Intent.

    For purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent, the Transfer Agent will not hold shares in escrow. If the intended purchase amount under the Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

    If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the applicable prospectus, the sales charges paid will be adjusted to the lower rate, but only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

    In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

      Terms of Escrow That Apply to Letters of Intent.

    1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

    2. If the intended purchase amount specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

    3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. Such sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If such difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

    4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

    5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B shares acquired subject to a contingent deferred sales charge, and
(c) Class A or Class B shares acquired in exchange for either (i) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (ii) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

    6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares," and the escrow will be transferred to that other fund.

   Asset Builder Plans. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in "How to Sell Shares," in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds. If you make payments from your bank account to purchase shares of the fund, your bank account will be automatically debited normally four to five days prior to the investment dates selected in the Account Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

    There is a front-end sales charge on the purchase of certain Oppenheimer funds, or a contingent deferred sales charge may apply to shares purchased by Asset Builder payments. An application should be obtained from the Distributor, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial advisor before initiating Asset Builder payments. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

   Retirement Plans. In describing certain types of employee benefit plans that may purchase Class A shares without being subject to the Class A contingent deferred sales charge, the term employee benefit plan means any plan or arrangement, whether or not qualified under the Internal Revenue Code, including, medical savings accounts, payroll deduction plans or similar plans in which Class A shares are purchased by a fiduciary or other person for the account of participants who are employees of a single employer or of affiliated employers, if the Fund account is registered in the name of the fiduciary or other person for the benefit of participants in the plan.

    The term group retirement plan means any qualified retirement plan (including 457 plans, SEPs, SARSEPs, 403(b) plans, and SIMPLE plans) for employees of a corporation or a sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in the plan purchase Class A shares of the Fund through a single investment dealer, broker or other financial institution designated by the group.

How To Sell Shares

    Information on how to sell shares of the Fund is stated in the Prospectus. The information below supplements the terms and conditions for redemptions set forth in the Prospectus.

      Involuntary Redemptions. The Fund's Board of Directors has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board of Directors will not cause the involuntary redemption of shares in an account if the aggregate net asset value of the shares has fallen below the stated minimum solely as a result of market fluctuations. Should the Board elect to exercise this right, it may also fix, in accordance with the Investment Company Act, and the provisions of Maryland law, the requirements for any notice to be given to the shareholders in question (not less than 30 days), or the Board may set requirements for granting permission to the Shareholder to increase the investment, and set other terms and conditions so that the shares would not be involuntarily redeemed.

       Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash.
However, the Board of Directors of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share" and that valuation will be made as of the time the redemption price is determined.

   Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of
(i) Class A shares that you purchased subject to an initial sales charge or which were purchased subject to the Class A share contingent deferred sales charge, or (ii) Class B shares on which you paid a contingent deferred sales charge when you redeemed them. It does not apply to Class C shares. The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described below, at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Distributor for that privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

Transfers of Shares. Shares are not subject to the payment of a contingent deferred sales charge at the time of transfer to the name of another person or entity (whether the transfer occurs by absolute assignment, gift or bequest, not involving, directly or indirectly, a public sale). The transferred shares will remain subject to the contingent deferred sales charge, calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder. If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must: (i) state the reason for the distribution; (ii) state the owner's awareness of tax penalties if the distribution is premature; and (iii) conform to the requirements of the plan and the Fund's other redemption requirements. Participants (other than self-employed persons maintaining a plan account in their own name) in OppenheimerFunds-sponsored prototype pension, profit-sharing or 401(k) plans may not directly redeem or exchange shares held for their account under those plans. The employer or plan administrator must sign the request. Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, the Trustee and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

   Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. The shareholder should contact the broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives the order placed by the dealer or broker, except that if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes (normally, that is 4:00 P.M., but may be earlier on some days) and the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form, with the signature(s) of the registered owners guaranteed on the redemption document as described in the Prospectus.

   Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record and sent to the address of record for the account (and if the address has not been changed within the prior 30 days). Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis. Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the OppenheimerFunds New Account Application or signature-guaranteed instructions. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans because of the imposition of the contingent deferred sales charge on such withdrawals (except where the Class B or the Class C contingent deferred sales charge is waived as described in the Prospectus under "Waivers of Class B and Class C Contingent Deferred Sales Charge").

    By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans, as stated below and in the Prospectus. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.

      Automatic Exchange Plans. Shareholders can authorize the Transfer Agent (on the OppenheimerFunds Application or signature-guaranteed instructions) to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and thereafter shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment.

    The Transfer Agent will administer the investor's Automatic Withdrawal Plan (the "Plan") as agent for the investor (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. The Transfer Agent and the Fund shall incur no liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith to administer the Plan. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

    For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

    Redemptions of shares needed to make withdrawal payments will be made at the net asset value per share determined on the redemption date. Checks or AccountLink payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment (receipt of payment on the date selected cannot be guaranteed), according to the choice specified in writing by the Planholder.

    The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

    The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. A Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from the Fund. The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder or his or her executor or guardian, or other authorized person.

    To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

    If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How To Exchange Shares

    As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. All of the Oppenheimer funds offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, Centennial America Fund, L.P., and Daily Cash Accumulation Fund, Inc., which only offer Class A shares and Oppenheimer Main Street California Municipal Fund which only offers Class A and Class B shares (Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds sponsored 401(k) plans). A current list showing which funds offer which class can be obtained by calling the distributor at 1-800-525-7048.

    For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Bond Fund for Growth, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds. Exchanges to Class M shares of Oppenheimer Bond Fund for Growth are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange from Class M shares. Otherwise no exchanges of any class of any Oppenheimer fund into Class M shares are permitted.

    Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any Money Market Fund. Shares of any Money Market Fund purchased without a sales charge may be exchanged for shares of OppenheimerFunds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge). Shares of this Fund acquired by reinvestment of dividends or distributions from any other of the Oppenheimer funds (except Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds. However, shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 12 months prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased, and, if requested, must supply proof of entitlement to this privilege.

    No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

    When Class A, Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class A, Class B or the Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify whether they intend to exchange Class A, Class B or Class C shares.

    The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

    When exchanging shares by telephone, a shareholder must either have an existing account in, or obtain and acknowledge receipt of a prospectus of, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans, Automatic Withdrawal Plans, Checkwriting, if available, and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

    Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund).

    The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the Fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Tax Status of the Fund's Dividends and Distributions. The Federal tax treatment of the Fund's dividends and capital gains distributions is explained in the Prospectus under the caption "Dividends, Capital Gains and Taxes." Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. In addition, the amount of dividends paid by the Fund which may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from its portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

    Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc., as promptly as possible after the return of such checks to the Transfer Agent, in order to enable the investor to earn a return on otherwise idle funds.

    If prior distributions must be re-characterized at the end of the fiscal year as a result of the effect of the Fund's investment policies, shareholders may have a non-taxable return of capital, which will be identified in notices to shareholders. There is no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains.

    Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, or else the Fund must pay an excise tax on the amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Fund's Board of Directors and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

    If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. The Fund qualified as a regulated investment company in its last fiscal year, and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests relating to qualification which the Fund might not meet in any particular year. For example, if the Fund derives 30% or more of its gross income from the sale of securities held less than three months, it may fail to qualify. If it did not so qualify, the Fund would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed in "Reduced Sales Charges," above, at net asset value without sales charge. To elect this option, a shareholder must notify the Transfer Agent in writing and either have an existing account in the fund selected for reinvestment or must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from shares of other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Custodian. The Bank of New York is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. The Manager has represented to the Fund that the banking relationships with the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the Custodian in excess of $100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. The independent auditors of the Fund audit the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager and certain other funds advised by the Manager and its affiliates.

27     Oppenheimer Total Return Fund, Inc.

INDEPENDENT AUDITORS' REPORT

================================================================================
The Board of Directors and Shareholders of Oppenheimer Total Return Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Total Return Fund, Inc. as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1996 and 1995, and the financial highlights for the period January 1, 1992 to December 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Total Return Fund, Inc. at December 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP

Denver, Colorado
January 22, 1997


6  Oppenheimer Total Return Fund, Inc.

       STATEMENT OF INVESTMENTS   December 31, 1996

                                                                                                 FACE
    MARKET VALUE
                                                                                                 AMOUNT(1)
    SEE NOTE 1
================================================================================================================
====================
SHORT-TERM NOTES--3.3%

----------------------------------------------------------------------------------------------------------------
-------------------
       Ford Motor Credit Co., 5.40%, 1/2/97                                                      $  25,000,000
     $ 24,996,097

----------------------------------------------------------------------------------------------------------------
------------
       Goldman Sachs Group, L.P., 5.43%, 1/16/97                                                    50,000,000
       49,886,875

----------------------------------------------------------------------------------------------------------------
------------
       Sheffield Receivables Corp., 5.70%, 1/3/97                                                   12,500,000
       12,496,042

     ------------
       Total Short-Term Notes (Cost $87,379,014)
       87,379,014

================================================================================================================
===================
U.S. GOVERNMENT OBLIGATIONS--0.8%

----------------------------------------------------------------------------------------------------------------
-------------------
       U.S. Treasury Nts.:
       5%, 1/31/98                                                                                   4,000,000
        3,961,252
       7.75%, 11/30/99(2)(3)                                                                        10,000,000
       10,446,879
       7.75%, 12/31/99(2)                                                                            5,000,000
        5,229,690

      -----------
       Total U.S. Government Obligations (Cost $18,990,037)
       19,637,821

================================================================================================================
===================
FOREIGN GOVERNMENT OBLIGATIONS--2.8%

----------------------------------------------------------------------------------------------------------------
-------------------
       Banco Estado Minas Gerais, 8.25%, 2/10/00                                                     2,000,000
        1,931,250

----------------------------------------------------------------------------------------------------------------
------------
       Banco Hipotecario Nacional (Argentina) Medium-Term Nts.,
       10.625%, 8/7/06(2)                                                                            1,000,000
        1,037,500

----------------------------------------------------------------------------------------------------------------
------------
       Banco Nacional de Comercio Exterior SNC International Finance
       BV Gtd. Registered Bonds, 11.25%, 5/30/06                                                     2,900,000
        3,164,625

----------------------------------------------------------------------------------------------------------------
------------
       Bonos de la Tesoreria de la Federacion, Zero Coupon, 27.80%, 9/4/97(4) MXP                   11,671,330
        1,267,726

----------------------------------------------------------------------------------------------------------------
------------
       Buenos Aires (Province of) Bonds, 10%, 3/5/01 DEM                                             1,100,000
          764,449

----------------------------------------------------------------------------------------------------------------
------------
       Canada (Government of) Debs., 10.50%, 7/1/00 CAD                                              5,680,000
        4,861,048

----------------------------------------------------------------------------------------------------------------
------------
       Central Bank of Costa Rica Interest Claim Bonds, Series B,
       6.344%, 5/21/05(5)(6)                                                                           809,147
          763,633

----------------------------------------------------------------------------------------------------------------
------------
       Comtel Brasileira Ltd. Nts., 10.75%, 9/26/04(7)                                                 500,000
          515,625

----------------------------------------------------------------------------------------------------------------
------------
       Denmark (Kingdom of) Bonds, 8%, 11/15/01 DKK                                                 35,290,000
        6,640,535

----------------------------------------------------------------------------------------------------------------
------------
       Hashemite Kingdom of Jordan Interest Arrears Bonds, 6.50%, 12/23/05(6)                        2,225,000
        2,052,562

----------------------------------------------------------------------------------------------------------------
------------
       Italy (Republic of) Sr. Unsec. Unsub. Global Bonds, 0.563%, 7/26/99(6) JPY                  530,000,000
        4,589,954

----------------------------------------------------------------------------------------------------------------
------------
       Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali,
       10.50%, 11/1/98 ITL                                                                       6,295,000,000
        4,433,473

----------------------------------------------------------------------------------------------------------------
------------
       Ministry of Finance (Russian Government) Unsec. Unsub. Debs.,
       Series REGS, 9.25%, 11/27/01                                                                     40,000
           38,975

----------------------------------------------------------------------------------------------------------------
------------
       New Zealand (Government of) Bonds, 8%, 4/15/04 NZD                                            1,610,000
        1,188,308

----------------------------------------------------------------------------------------------------------------
------------
       New Zealand (Government of) Index Linked Bonds, 4.60%, 2/15/16(6) NZD                            78,000
           53,995

----------------------------------------------------------------------------------------------------------------
------------
       Norwegian Government Bonds, 9.50%, 10/31/02 NOK                                              10,430,000
        1,950,956

----------------------------------------------------------------------------------------------------------------
------------
       Panama (Republic of) Interest Reduction Bonds, 3.50%, 7/17/14(8)                              4,000,000
        2,783,760

----------------------------------------------------------------------------------------------------------------
------------
       Portugal (Republic of) Gtd. Bonds, Obrigicion do tes Medio Prazo,
       11.625%, 2/23/98 PTE                                                                        336,000,000
        2,295,675

----------------------------------------------------------------------------------------------------------------
------------
       Russia (Government of) Interest Nts., 12/29/49(9)(10)                                         2,000,000
        1,392,500

----------------------------------------------------------------------------------------------------------------
------------
       Sweden (Kingdom of) Bonds, Series 1030, 13%, 6/15/01 SEK                                     17,400,000
        3,285,576

----------------------------------------------------------------------------------------------------------------
------------
       Telecomunicacoes Brasileiras SA Bonds, 13%, 2/5/99 ITL                                      540,000,000
          382,441

----------------------------------------------------------------------------------------------------------------
------------
       Telkom SA Ltd. Bonds, Series TK05, 12%, 3/31/98 ZAR                                           5,720,000
        1,164,615

7      Oppenheimer Total Return Fund, Inc.

                                                                                                 FACE
     MARKET VALUE
                                                                                                 AMOUNT(1)
     SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
-------------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

       Treasury Corp. of Victoria Gtd. Bonds, 12%, 9/22/01 AUD                                       6,660,000
      $ 6,325,850

----------------------------------------------------------------------------------------------------------------
------------
       United Kingdom Treasury Nts., 12.50%, 11/21/05 GBP                                            4,680,000
       10,156,337

----------------------------------------------------------------------------------------------------------------
------------
       United Mexican States Bonds, 10.375%, 1/29/03 DEM                                             8,180,000
        5,724,533

----------------------------------------------------------------------------------------------------------------
------------
       Venezuela (Republic of) Collateralized Par Bonds,
       Series W-A, 6.75%, 3/31/20                                                                    2,250,000
        1,726,875

----------------------------------------------------------------------------------------------------------------
------------
       Venezuela (Republic of) Front-Loaded Interest Reduction Bonds,
       Series A, 6.625%, 3/31/07(6)                                                                  3,900,000
        3,485,625

      -----------
       Total Foreign Government Obligations (Cost $72,013,641)
       73,978,401

================================================================================================================
===================
LOAN PARTICIPATIONS--0.2%

----------------------------------------------------------------------------------------------------------------
-------------------
       Algeria (Republic of) Reprofiled Debt Loan Participation,
       Tranche A, 6.625%, 9/4/06(5)(6)                                                               1,875,000
        1,448,437

----------------------------------------------------------------------------------------------------------------
------------
       Morocco (Kingdom of) Loan Participation Agreement,
       Tranche A, 6.437%, 1/1/09((2)6)                                                               4,505,000
        3,672,983

----------------------------------------------------------------------------------------------------------------
------------
       Trinidad & Tobago Loan Participation Agreement,
       Tranche B, 1.772%, 9/30/00(5)(6) JPY                                                         95,165,638
          762,506

      -----------
       Total Loan Participations (Cost $5,544,705)
        5,883,926

================================================================================================================
===================
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.7%

----------------------------------------------------------------------------------------------------------------
-------------------
       Banco Itamarati SA, 11.625% Sr. Unsec. Debs., 11/23/97(5)                                     2,015,000
        2,070,412

----------------------------------------------------------------------------------------------------------------
------------
       Bank of America Malaysia, Zero Coupon Nts., 7.16%, 3/27/97(4) MYR                               884,000
          344,479

----------------------------------------------------------------------------------------------------------------
------------
       Bank of America Malaysia, Zero Coupon Nts., 7.22%, 4/11/97(4) MYR                             2,383,000
          925,861

----------------------------------------------------------------------------------------------------------------
------------
       Central Termica Guemes, 12% Bonds, 11/26/01(5)                                                1,200,000
        1,218,000

----------------------------------------------------------------------------------------------------------------
------------
       Citibank Malaysia Banker's Acceptance, Zero Coupon Negotiable CD,
       7.16%, 3/24/97(4) MYR                                                                           733,000
          285,807

----------------------------------------------------------------------------------------------------------------
------------
       Citibank Malaysia Banker's Acceptance, Zero Coupon Negotiable CD,
       7.17%, 5/5/97(4) MYR                                                                            700,000
          270,729

----------------------------------------------------------------------------------------------------------------
------------
       Citibank Malaysia Banker's Acceptance, Zero Coupon Negotiable CD,
       7.16%, 5/7/97(4) MYR                                                                            700,000
          270,623

----------------------------------------------------------------------------------------------------------------
------------
       Empresas ICA Sociedad Controladora SA de CV, 11.875% Nts., 5/30/01                            1,800,000
        1,917,000

----------------------------------------------------------------------------------------------------------------
------------
       Indah Kiat International Finance Co. BV, 11.875% Sr. Sec. Gtd. Nts., 6/15/02                  1,500,000
        1,640,625

----------------------------------------------------------------------------------------------------------------
------------
       Mechala Group Jamaica Ltd., 12.75% Bonds, 12/30/99(5)                                           775,000
          779,844

----------------------------------------------------------------------------------------------------------------
------------
       PT Hutama Karya, Zero Coupon Medium-Term Nts., 17.51%, 3/19/97(4) IDR                     5,200,000,000
        2,133,295

----------------------------------------------------------------------------------------------------------------
------------
       PT Polysindo Eka Perkasa, 13% Gtd. Nts., 6/15/01                                              1,500,000
        1,687,500

----------------------------------------------------------------------------------------------------------------
------------
       Snap Ltd., 11.50% Sec. Bonds, 1/29/09 DEM                                                     5,840,000
        3,836,847

----------------------------------------------------------------------------------------------------------------
------------
       Tjiwi Kimia International Finance Co. BV, 13.25% Sr. Gtd. Nts., 8/1/01                        1,500,000
        1,695,000

      -----------
       Total Non-Convertible Corporate Bonds and Notes (Cost $18,813,807)
       19,076,022

================================================================================================================
===================
CONVERTIBLE CORPORATE BONDS AND NOTES--2.8%

----------------------------------------------------------------------------------------------------------------
-------------------
       ADT Operations, Inc., Zero Coupon Cv. Sub. Nts., 6.50%, 7/6/10(4)                            10,000,000
        6,512,500

----------------------------------------------------------------------------------------------------------------
------------
       Central Garden & Pet Co., 6% Cv. Sub. Nts., 11/15/03(7)                                       4,100,000
        4,069,250

----------------------------------------------------------------------------------------------------------------
------------
       Empresas ICA Sociedad Controladora SA de CV, 5% Cv. Sub. Debs., 3/15/04                         600,000
          423,000

----------------------------------------------------------------------------------------------------------------
------------
       First Financial Management Corp., 5% Cv. Debs., 12/15/99                                      1,500,000
        2,593,125

----------------------------------------------------------------------------------------------------------------
------------
       HEALTHSOUTH Corp., 5% Cv. Sub. Debs., 4/1/01                                                  4,000,000
        8,040,000

8      Oppenheimer Total Return Fund, Inc.

                                                                                                  FACE
     MARKET VALUE
                                                                                                  AMOUNT(1)
     SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
-------------------
CONVERTIBLE CORPORATE
BONDS AND NOTES
(CONTINUED)

       IRSA Inversiones y Representaciones SA, 4.50%
       Puttable & Redeemable Cv. Knockout Securities, 8/2/03(7)                                    $ 7,758,000
      $ 7,724,059

----------------------------------------------------------------------------------------------------------------
------------
       Nabors Industries, Inc., 5% Cv. Sub. Nts., 5/15/06                                            4,800,000
        5,952,000

----------------------------------------------------------------------------------------------------------------
------------
       Offshore Logistics, Inc., 6% Cv. Sub. Nts., 12/15/03(5)                                       5,000,000
        5,262,500

----------------------------------------------------------------------------------------------------------------
------------
       Physicians Clinical Laboratory, Inc., 7.50% Cv. Sub. Debs., 8/15/00(5)(11)                    3,000,000
           30,000

----------------------------------------------------------------------------------------------------------------
------------
       Seacor Holdings, Inc., 5.375% Cv. Sub. Nts., 11/15/06(7)                                      3,000,000
        3,474,375

----------------------------------------------------------------------------------------------------------------
------------
       Sports Authority, Inc. (The), 5.25% Cv. Sub. Nts., 9/15/01(7)                                 3,000,000
        2,816,250

----------------------------------------------------------------------------------------------------------------
------------
       Thermo Electron Corp., 4.25% Cv. Sub. Nts., 1/1/03(7)                                         4,000,000
        4,715,000

----------------------------------------------------------------------------------------------------------------
------------
       Thermo Electron Corp., 5% Cv. Debs., 4/15/01                                                  5,000,000
        8,912,500

----------------------------------------------------------------------------------------------------------------
------------
       U.S. Filter Corp., 4.50% Cv. Sub. Nts., 12/15/01                                              3,000,000
        3,063,750

----------------------------------------------------------------------------------------------------------------
------------
       U.S. Filter Corp., 6% Cv. Sub. Nts., 9/15/05                                                  1,250,000
        2,200,000

----------------------------------------------------------------------------------------------------------------
------------
       U.S. Filter Corp., 6% Cv. Sub. Nts., 9/15/05                                                  1,250,000
        2,200,000

----------------------------------------------------------------------------------------------------------------------------
       United Waste Systems, Inc., 4.50% Cv. Sub. Nts., 6/1/01(7)                                    4,000,000
        4,785,000

      -----------
       Total Convertible Corporate Bonds and Notes (Cost $61,220,865)
       72,773,309

                                                                                                     SHARES
================================================================================================================
===================
COMMON STOCKS--80.7%

----------------------------------------------------------------------------------------------------------------
-------------------
BASIC MATERIALS--4.9%

----------------------------------------------------------------------------------------------------------------
-------------------
CHEMICALS--3.6%

----------------------------------------------------------------------------------------------------------------
-------------------
       Betzdearborn, Inc.                                                                              145,100
        8,488,350

----------------------------------------------------------------------------------------------------------------
------------
       Cabot Corp.                                                                                      94,900
        2,384,362

----------------------------------------------------------------------------------------------------------------
------------
       Du Pont (E.I.) De Nemours & Co.                                                                 362,800
       34,239,250

----------------------------------------------------------------------------------------------------------------
------------
       IMC Global, Inc.                                                                                165,000
        6,455,625

----------------------------------------------------------------------------------------------------------------
------------
       Morton International, Inc.                                                                      440,000
       17,930,000

----------------------------------------------------------------------------------------------------------------
------------
       Praxair, Inc.                                                                                   535,000
       24,676,875

      -----------

       94,174,462

----------------------------------------------------------------------------------------------------------------
-------------------
GOLD--0.4%

       Newmont Mining Corp.                                                                            260,000
       11,635,000
----------------------------------------------------------------------------------------------------------------
-------------------
METALS--0.9%
       Allegheny Teledyne, Inc.                                                                        250,000
        5,750,000

----------------------------------------------------------------------------------------------------------------
------------
       Aluminum Co. of America                                                                         150,000
        9,562,500

----------------------------------------------------------------------------------------------------------------
------------
       Nucor Corp.                                                                                     150,900
        7,695,900

      -----------

       23,008,400

----------------------------------------------------------------------------------------------------------------
-------------------
CONSUMER CYCLICALS--14.3%

----------------------------------------------------------------------------------------------------------------
-------------------
AUTOS & HOUSING--1.6%
       General Motors Corp.                                                                            170,000
        9,477,500

----------------------------------------------------------------------------------------------------------------
------------
       Lear Seating Corp.(12)                                                                          200,000
        6,825,000

----------------------------------------------------------------------------------------------------------------
------------
       Miller Industries, Inc.(12)                                                                     120,000
        2,400,000

----------------------------------------------------------------------------------------------------------------
------------
       Pep Boys-Manny, Moe & Jack                                                                      190,000
        5,842,500

----------------------------------------------------------------------------------------------------------------
------------
       Sherwin-Williams Co.                                                                            221,100
       12,381,600

----------------------------------------------------------------------------------------------------------------
------------
       SPX Corp.                                                                                       125,000
        4,843,750

      -----------

       41,770,350

----------------------------------------------------------------------------------------------------------------
-------------------
LEISURE & ENTERTAINMENT--3.8%
       Brinker International, Inc.(12)                                                                 200,000
        3,200,000

----------------------------------------------------------------------------------------------------------------
------------
       Carnival Corp., Cl. A                                                                           310,000
       10,230,000

----------------------------------------------------------------------------------------------------------------
------------
       Eastman Kodak Co.                                                                               160,000
       12,840,000

----------------------------------------------------------------------------------------------------------------
------------
       Gaylord Entertainment Co., Cl. A                                                                400,000
        9,150,000

----------------------------------------------------------------------------------------------------------------
------------
       HFS, Inc.(12)                                                                                   141,400
        8,448,650

9      Oppenheimer Total Return Fund, Inc.


   MARKET VALUE
                                                                                                       SHARES
   SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
-------------------
LEISURE & ENTERTAINMENT
(CONTINUED)
       Landry's Seafood Restaurants, Inc.(12)                                                          580,000
     $ 12,397,500

----------------------------------------------------------------------------------------------------------------
------------
       Nintendo Co. Ltd.                                                                               126,300
        9,020,651

----------------------------------------------------------------------------------------------------------------
------------
       Regal Cinemas, Inc.(12)                                                                         455,100
       13,994,325

----------------------------------------------------------------------------------------------------------------
------------
       Starbucks Corp.(12)                                                                             275,000
        7,871,875

----------------------------------------------------------------------------------------------------------------
------------
       Viacom, Inc., Cl. B(12)                                                                         225,000
        7,846,875

----------------------------------------------------------------------------------------------------------------
------------
       West Marine, Inc.(12)                                                                           150,000
        4,237,500

     ------------

       99,237,376

----------------------------------------------------------------------------------------------------------------
-------------------
MEDIA--0.8%
       Comcast Corp., Cl. A Special                                                                    300,000
        5,343,750

----------------------------------------------------------------------------------------------------------------
------------
       Cox Communications, Inc., Cl. A(12)                                                             260,000
        6,012,500

----------------------------------------------------------------------------------------------------------------
------------
       U S West Media Group(12)                                                                        450,000
        8,325,000

     ------------

       19,681,250

----------------------------------------------------------------------------------------------------------------
-------------------
RETAIL: GENERAL--3.6%
       Federated Department Stores, Inc.(12)                                                           200,000
        6,825,000

----------------------------------------------------------------------------------------------------------------
------------
       Gucci Group NV                                                                                  154,500
        9,868,687

----------------------------------------------------------------------------------------------------------------
------------
       Jones Apparel Group, Inc.(12)                                                                   275,000
       10,278,125

----------------------------------------------------------------------------------------------------------------
------------
       Kohl's Corp.(12)                                                                                370,000
       14,522,500

----------------------------------------------------------------------------------------------------------------
------------
       May Department Stores Cos.                                                                      150,000
        7,012,500

----------------------------------------------------------------------------------------------------------------
------------
       Price/Costco, Inc.(12)                                                                          550,000
       13,818,750

----------------------------------------------------------------------------------------------------------------
------------
       Revco D.S., Inc.(12)                                                                            285,000
       10,545,000

----------------------------------------------------------------------------------------------------------------
------------
       Shaw Industries, Inc.                                                                           380,000
        4,465,000

----------------------------------------------------------------------------------------------------------------
------------
       Wal-Mart Stores, Inc.                                                                           395,000
        9,035,625

----------------------------------------------------------------------------------------------------------------
------------
       Warnaco Group, Inc. (The), Cl. A                                                                 73,900
        2,189,287

----------------------------------------------------------------------------------------------------------------
------------
       Wolverine World Wide, Inc.                                                                      155,000
        4,495,000

     ------------

       93,055,474

----------------------------------------------------------------------------------------------------------------
-------------------
RETAIL: SPECIALTY--4.5%
       adidas AG, ADS(7)                                                                                76,000
        3,279,453

----------------------------------------------------------------------------------------------------------------
------------
       Central Garden & Pet Co.(12)                                                                     50,000
        1,053,125

----------------------------------------------------------------------------------------------------------------
------------
       CompUSA, Inc.(12)                                                                               358,200
        7,387,875

----------------------------------------------------------------------------------------------------------------
------------
       Ethan Allen Interiors, Inc.                                                                     125,000
        4,812,500

----------------------------------------------------------------------------------------------------------------
------------
       Gadzooks, Inc.(12)                                                                              100,000
        1,825,000

----------------------------------------------------------------------------------------------------------------
------------
       Home Depot, Inc.                                                                                274,000
       13,734,250

----------------------------------------------------------------------------------------------------------------------------
       Intimate Brands, Inc., Cl. A                                                                    225,000
        3,825,000

----------------------------------------------------------------------------------------------------------------
------------
       Nike, Inc., Cl. B                                                                               253,100
       15,122,725

----------------------------------------------------------------------------------------------------------------
------------
       Nine West Group, Inc.(12)                                                                       562,000
       26,062,750

----------------------------------------------------------------------------------------------------------------
------------
       OfficeMax, Inc.(12)                                                                             651,000
        6,916,875

----------------------------------------------------------------------------------------------------------------
------------
       Pacific Sunware of California, Inc.(12)                                                          87,500
        2,253,125

----------------------------------------------------------------------------------------------------------------
------------
       Sports Authority, Inc. (The)(12)                                                                 50,000
        1,087,500

----------------------------------------------------------------------------------------------------------------
------------
       Staples, Inc.(12)                                                                               337,500
        6,096,094

----------------------------------------------------------------------------------------------------------------
------------
       Tiffany & Co.                                                                                   150,000
        5,493,750

----------------------------------------------------------------------------------------------------------------
------------
       TJX Cos., Inc.                                                                                  170,000
        8,053,750

----------------------------------------------------------------------------------------------------------------
------------
       Walgreen Co.                                                                                    200,000
        8,000,000

----------------------------------------------------------------------------------------------------------------
------------
       Wet Seal, Inc., Cl. A(12)                                                                        87,500
        1,870,312

     ------------

      116,874,084

10     Oppenheimer Total Return Fund, Inc.


    MARKET VALUE
                                                                                                     SHARES
    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
-------------------
CONSUMER NON-CYCLICALS--15.7%

----------------------------------------------------------------------------------------------------------------
-------------------
BEVERAGES--0.5%

       Anheuser-Busch Cos., Inc.                                                                       350,000
    $  14,000,000
----------------------------------------------------------------------------------------------------------------
-------------------
FOOD--1.3%
       Albertson's, Inc.                                                                               200,000
        7,125,000

----------------------------------------------------------------------------------------------------------------
------------
       Hormel Foods Corp.                                                                              255,000
        6,885,000

----------------------------------------------------------------------------------------------------------------
------------
       JP Foodservice, Inc.(12)                                                                        196,900
        5,488,587

----------------------------------------------------------------------------------------------------------------
------------
       Richfood Holdings, Inc.                                                                         202,500
        4,910,625

----------------------------------------------------------------------------------------------------------------
------------
       Vons Cos., Inc. (The)(12)                                                                       140,000
        8,382,500

     ------------

       32,791,712

----------------------------------------------------------------------------------------------------------------
-------------------
HEALTHCARE/DRUGS--3.6%
       Abbott Laboratories                                                                             425,000
       21,568,750

----------------------------------------------------------------------------------------------------------------
------------
       American Home Products Corp.                                                                    305,000
       17,880,625

----------------------------------------------------------------------------------------------------------------
------------
       Bristol-Myers Squibb Co.                                                                        125,000
       13,593,750

----------------------------------------------------------------------------------------------------------------
------------
       Genzyme Corp.(12)                                                                               310,000
        6,742,500

----------------------------------------------------------------------------------------------------------------
------------
       Johnson & Johnson                                                                               290,000
       14,427,500

----------------------------------------------------------------------------------------------------------------
------------
       Neurex Corp.(12)                                                                                125,000
        2,125,000

----------------------------------------------------------------------------------------------------------------
------------
       Pharmacia & Upjohn, Inc.                                                                        200,000
        7,925,000

----------------------------------------------------------------------------------------------------------------
------------
       SmithKline Beecham plc, ADR                                                                     150,000
       10,200,000

     ------------

       94,463,125

----------------------------------------------------------------------------------------------------------------
-------------------
HEALTHCARE/SUPPLIES &
SERVICES--5.9%
       Baxter International, Inc.                                                                      270,000
       11,070,000

----------------------------------------------------------------------------------------------------------------
------------
       Becton, Dickinson & Co.                                                                         250,000
       10,843,750

----------------------------------------------------------------------------------------------------------------
------------
       Boston Scientific Corp.(12)                                                                     175,000
       10,500,000

----------------------------------------------------------------------------------------------------------------
------------
       Cardinal Health, Inc.                                                                           580,000
       33,785,000

----------------------------------------------------------------------------------------------------------------
------------
       HEALTHSOUTH Corp.(12)                                                                         1,180,000
       45,577,500

----------------------------------------------------------------------------------------------------------------
------------
       Hillenbrand Industries, Inc.                                                                    170,000
        6,162,500

----------------------------------------------------------------------------------------------------------------
------------
       Lynx Therapeutics, Inc. (New)(12)                                                                15,390
           61,560

----------------------------------------------------------------------------------------------------------------
------------
       Medtronic, Inc.                                                                                 115,000
        7,820,000

----------------------------------------------------------------------------------------------------------------
------------
       Molecular Devices Corp.(12)                                                                     190,000
        2,956,875

----------------------------------------------------------------------------------------------------------------
------------
       Orthodontic Centers of America, Inc.(12)                                                        601,400
        9,622,400

----------------------------------------------------------------------------------------------------------------
------------
       Vencor, Inc.(12)                                                                                300,000
        9,487,500

----------------------------------------------------------------------------------------------------------------
------------
       WellPoint Health Networks, Inc.(12)                                                             183,000
        6,290,625

     ------------

      154,177,710

----------------------------------------------------------------------------------------------------------------
-------------------
HOUSEHOLD GOODS--2.7%
       Avon Products, Inc.                                                                             365,000
       20,850,625

----------------------------------------------------------------------------------------------------------------
------------
       Kimberly-Clark Corp.                                                                            430,000
       40,957,500

----------------------------------------------------------------------------------------------------------------
------------
       Tambrands, Inc.                                                                                 200,000
        8,175,000

     ------------

       69,983,125

11     Oppenheimer Total Return Fund, Inc.


    MARKET VALUE
                                                                                                       SHARES
    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
-------------------
TOBACCO--1.7%
       Philip Morris Cos., Inc.                                                                        315,000
     $ 35,476,875

----------------------------------------------------------------------------------------------------------------
------------
       RJR Nabisco Holdings Corp.                                                                      300,000
       10,200,000

     ------------

       45,676,875

----------------------------------------------------------------------------------------------------------------
-------------------
ENERGY--6.0%

----------------------------------------------------------------------------------------------------------------
-------------------
ENERGY SERVICES &
PRODUCERS--2.2%
       Dresser Industries, Inc.                                                                        135,000
        4,185,000

----------------------------------------------------------------------------------------------------------------
------------
       Kerr-McGee Corp.                                                                                120,000
        8,640,000

----------------------------------------------------------------------------------------------------------------
------------
       Schlumberger Ltd.                                                                               241,800
       24,149,775

----------------------------------------------------------------------------------------------------------------
------------
       Seacor Holdings, Inc.(12)                                                                       100,000
        6,300,000

----------------------------------------------------------------------------------------------------------------
------------
       Tidewater, Inc.                                                                                 330,000
       14,932,500

     ------------

       58,207,275

----------------------------------------------------------------------------------------------------------------
-------------------
OIL-INTEGRATED--3.8%
       Amoco Corp.                                                                                     150,000
       12,075,000

----------------------------------------------------------------------------------------------------------------
------------
       Exxon Corp.                                                                                     160,000
       15,680,000

----------------------------------------------------------------------------------------------------------------
------------
       Louisiana Land & Exploration Co.                                                                125,000
        6,703,125

----------------------------------------------------------------------------------------------------------------
------------
       MAPCO, Inc.                                                                                     290,000
        9,860,000

----------------------------------------------------------------------------------------------------------------
------------
       Mobil Corp.                                                                                      85,000
       10,391,250

----------------------------------------------------------------------------------------------------------------
------------
       Union Pacific Resources Group, Inc.                                                             509,083
       14,890,678

----------------------------------------------------------------------------------------------------------------
------------
       Unocal Corp.                                                                                    400,000
       16,250,000

----------------------------------------------------------------------------------------------------------------
------------
       USX-Marathon Group                                                                              600,000
       14,325,000

     ------------

      100,175,053

----------------------------------------------------------------------------------------------------------------
-------------------
FINANCIAL--13.5%

----------------------------------------------------------------------------------------------------------------
-------------------
BANKS--6.3%
       BankAmerica Corp.                                                                               285,000
       28,428,750

----------------------------------------------------------------------------------------------------------------
------------
       Chase Manhattan Corp. (New)                                                                     222,400
       19,849,200

----------------------------------------------------------------------------------------------------------------
------------
       Citicorp                                                                                         70,000
        7,210,000

----------------------------------------------------------------------------------------------------------------
------------
       CoreStates Financial Corp.                                                                      100,000
        5,187,500

----------------------------------------------------------------------------------------------------------------
------------
       Deutsche Bank AG                                                                                 70,000
        3,261,288

----------------------------------------------------------------------------------------------------------------
------------
       Dresdner Bank AG                                                                                131,500
        3,925,095

----------------------------------------------------------------------------------------------------------------
------------
       First America Bank Corp.                                                                        103,400
        6,216,925

----------------------------------------------------------------------------------------------------------------
------------
       Firstar Corp.                                                                                   246,700
       12,951,750

----------------------------------------------------------------------------------------------------------------
------------
       National City Corp.                                                                             160,000
        7,180,000

----------------------------------------------------------------------------------------------------------------
------------
       PNC Bank Corp.                                                                                  300,000
       11,287,500

----------------------------------------------------------------------------------------------------------------
------------
       Societe Generale                                                                                 47,000
        5,071,809

----------------------------------------------------------------------------------------------------------------------------
       Summit Bancorp                                                                                  440,000
       19,250,000

----------------------------------------------------------------------------------------------------------------
------------
       TCF Financial Corp.                                                                             390,000
       16,965,000

----------------------------------------------------------------------------------------------------------------
------------
       Washington Mutual, Inc.                                                                         385,000
       16,675,313

     ------------

      163,460,130

12     Oppenheimer Total Return Fund, Inc.


    MARKET VALUE
                                                                                                     SHARES
    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
-------------------
DIVERSIFIED FINANCIAL--5.6%
       Associates First Capital Corp., Cl. A                                                           307,100
     $ 13,550,788

----------------------------------------------------------------------------------------------------------------
------------
       Concord EFS, Inc.(12)                                                                           135,000
        3,813,750

----------------------------------------------------------------------------------------------------------------
------------
       Fannie Mae                                                                                       85,000
        3,166,250

----------------------------------------------------------------------------------------------------------------
------------
       Federal Home Loan Mortgage Corp.                                                                190,000
       20,923,750

----------------------------------------------------------------------------------------------------------------
------------
       Household International, Inc.                                                                   496,000
       45,756,000

----------------------------------------------------------------------------------------------------------------
------------
       MBNA Corp.                                                                                      597,500
       24,796,250

----------------------------------------------------------------------------------------------------------------
------------
       Travelers Group, Inc.                                                                           776,667
       35,241,265

     ------------

      147,248,053

----------------------------------------------------------------------------------------------------------------
-------------------
INSURANCE--1.6%
       Allstate Corp.                                                                                  200,000
       11,575,000

----------------------------------------------------------------------------------------------------------------
------------
       ITT Hartford Group, Inc.                                                                        225,000
       15,187,500

----------------------------------------------------------------------------------------------------------------
------------
       MGIC Investment Corp.                                                                           140,500
       10,678,000

----------------------------------------------------------------------------------------------------------------
------------
       SunAmerica, Inc.                                                                                 75,000
        3,328,125

      -----------

       40,768,625

----------------------------------------------------------------------------------------------------------------
-------------------
INDUSTRIAL--7.7%

----------------------------------------------------------------------------------------------------------------
-------------------
ELECTRICAL EQUIPMENT--1.4%
       Honeywell, Inc.                                                                                 570,500
       37,510,375
----------------------------------------------------------------------------------------------------------------
-------------------
INDUSTRIAL SERVICES--2.9%
       AccuStaff, Inc.(12)                                                                             215,000
        4,541,875

----------------------------------------------------------------------------------------------------------------
------------
       Corrections Corp. of America(12)                                                                200,000
        6,125,000

----------------------------------------------------------------------------------------------------------------
------------
       Reynolds & Reynolds Co., Cl. A                                                                  464,800
       12,084,800

----------------------------------------------------------------------------------------------------------------
------------
       Service Corp. International                                                                   1,383,000
       38,724,000

----------------------------------------------------------------------------------------------------------------
------------
       United Waste Systems, Inc.(12)                                                                  160,000
        5,500,000

----------------------------------------------------------------------------------------------------------------
------------
       USA Waste Services, Inc.(12)                                                                    295,000
        9,403,125

      -----------

       76,378,800

----------------------------------------------------------------------------------------------------------------
-------------------
MANUFACTURING--2.1%
       American Standard Cos., Inc.(12)                                                                386,500
       14,783,625

----------------------------------------------------------------------------------------------------------------
------------
       New Holland NV(12)                                                                              362,000
        7,556,750

----------------------------------------------------------------------------------------------------------------
------------
       Tenneco, Inc. (New)                                                                             120,000
        5,415,000

----------------------------------------------------------------------------------------------------------------
------------
       Tyco International Ltd.                                                                         490,000
       25,908,750

----------------------------------------------------------------------------------------------------------------
------------
       U.S. Filter Corp.(12)                                                                            50,000
        1,587,500

      -----------

       55,251,625

----------------------------------------------------------------------------------------------------------------
-------------------
TRANSPORTATION--1.3%
       Alexander & Baldwin, Inc.                                                                        70,000
        1,750,000

----------------------------------------------------------------------------------------------------------------
------------
       Canadian Pacific Ltd. (New)                                                                     460,000
       12,190,000

----------------------------------------------------------------------------------------------------------------
------------
       Newport News Shipbuilding, Inc.(12)                                                              24,000
          360,000

----------------------------------------------------------------------------------------------------------------
------------
       Union Pacific Corp.                                                                             320,000
       19,240,000

      -----------

       33,540,000

13     Oppenheimer Total Return Fund, Inc.


    MARKET VALUE
                                                                                                       SHARES
    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
-------------------
TECHNOLOGY--12.2%

----------------------------------------------------------------------------------------------------------------
-------------------
AEROSPACE/DEFENSE--0.6%
       Precision Castparts Corp.                                                                       300,000
      $14,887,500
----------------------------------------------------------------------------------------------------------------
-------------------
COMPUTER HARDWARE--2.8%
       Applied Magnetics Corp.(12)                                                                          65
            1,950

----------------------------------------------------------------------------------------------------------------
------------
       Compaq Computer Corp.(12)                                                                       105,000
        7,796,250

----------------------------------------------------------------------------------------------------------------
------------
       Gateway 2000, Inc.(12)                                                                          405,000
       21,692,813

----------------------------------------------------------------------------------------------------------------
------------
       Ingram Micro, Inc., Cl. A(12)                                                                   123,600
        2,842,800

----------------------------------------------------------------------------------------------------------------
------------
       Seagate Technology(12)                                                                          760,000
       30,020,000

----------------------------------------------------------------------------------------------------------------
------------
       Sun Microsystems, Inc.(12)                                                                      460,000
       11,816,250

     ------------

       74,170,063

----------------------------------------------------------------------------------------------------------------
-------------------
COMPUTER SOFTWARE--1.3%
       BMC Software, Inc.(12)                                                                          285,000
       11,791,875

----------------------------------------------------------------------------------------------------------------
------------
       Computer Associates International, Inc.                                                         237,500
       11,815,625

----------------------------------------------------------------------------------------------------------------
------------
       Microsoft Corp.(12)                                                                              90,000
        7,436,250

----------------------------------------------------------------------------------------------------------------
------------
       Oracle Corp.(12)                                                                                 97,500
        4,070,625

     ------------

       35,114,375

----------------------------------------------------------------------------------------------------------------
-------------------
ELECTRONICS--4.3%
       ADT Ltd.(12)                                                                                    475,000
       10,865,625

----------------------------------------------------------------------------------------------------------------
------------
       Analog Devices, Inc.(12)                                                                        421,300
       14,271,538

----------------------------------------------------------------------------------------------------------------
------------
       DuPont Photomasks, Inc.(12)                                                                      82,500
        3,743,438

----------------------------------------------------------------------------------------------------------------
------------
       ESS Technology, Inc.(12)                                                                        100,000
        2,812,500

----------------------------------------------------------------------------------------------------------------
------------
       Hewlett-Packard Co.                                                                             165,000
        8,291,250

----------------------------------------------------------------------------------------------------------------
------------
       Input/Output, Inc.(12)                                                                          150,000
        2,775,000

----------------------------------------------------------------------------------------------------------------
------------
       Intel Corp.                                                                                     490,000
       64,159,375

----------------------------------------------------------------------------------------------------------------
------------
       Photronics, Inc.(12)                                                                            117,200
        3,193,700

----------------------------------------------------------------------------------------------------------------
------------
       Ultrak, Inc.(12)                                                                                 66,900
        2,040,450

     ------------

      112,152,876

----------------------------------------------------------------------------------------------------------------
-------------------
TELECOMMUNICATIONS-TECHNOLOGY--3.2%
       3Com Corp.(12)                                                                                  250,000
       18,343,750

----------------------------------------------------------------------------------------------------------------
------------
       Cisco Systems, Inc.(12)                                                                         295,000
       18,769,375

----------------------------------------------------------------------------------------------------------------
------------
       LCI International, Inc.(12)                                                                     760,000
       16,340,000

----------------------------------------------------------------------------------------------------------------
------------
       Millicom, Inc.(12)                                                                              400,000
               --

----------------------------------------------------------------------------------------------------------------
------------
       Newbridge Networks Corp.(12)                                                                    200,000
        5,650,000

----------------------------------------------------------------------------------------------------------------
------------
       Periphonics Corp.(12)                                                                           132,400
        3,872,700

----------------------------------------------------------------------------------------------------------------------------
       Uniphase Corp.(12)                                                                              100,000
        5,250,000

----------------------------------------------------------------------------------------------------------------
------------
       WorldCom, Inc.(12)                                                                              602,800
       15,710,475

     ------------

       83,936,300

14     Oppenheimer Total Return Fund, Inc.


    MARKET VALUE
                                                                                                     SHARES
    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
-------------------
UTILITIES--6.4%

----------------------------------------------------------------------------------------------------------------
-------------------
ELECTRIC UTILITIES--2.9%
       Allegheny Power System, Inc.                                                                    460,000
    $  13,972,500

----------------------------------------------------------------------------------------------------------------
------------
       Boston Edison Co.                                                                               150,000
        4,031,250

----------------------------------------------------------------------------------------------------------------
------------
       Carolina Power & Light Co.                                                                      275,000
       10,037,500

----------------------------------------------------------------------------------------------------------------
------------
       CINergy Corp.                                                                                   239,000
        7,976,625

----------------------------------------------------------------------------------------------------------------
------------
       FPL Group, Inc.                                                                                 225,000
       10,350,000

----------------------------------------------------------------------------------------------------------------
------------
       Public Service Co. of Colorado                                                                  200,000
        7,775,000

----------------------------------------------------------------------------------------------------------------
------------
       SCANA Corp.                                                                                     180,000
        4,815,000

----------------------------------------------------------------------------------------------------------------
------------
       Southern Company                                                                                421,000
        9,525,125

----------------------------------------------------------------------------------------------------------------
------------
       Texas Utilities Co.                                                                             175,000
        7,131,250

    -------------

       75,614,250

----------------------------------------------------------------------------------------------------------------
-------------------
GAS UTILITIES--2.0%
       Columbia Gas System, Inc.                                                                       155,000
        9,861,875

----------------------------------------------------------------------------------------------------------------
------------
       El Paso Natural Gas Co.                                                                         286,160
       14,451,080

----------------------------------------------------------------------------------------------------------------
------------
       PanEnergy Corp.                                                                                 177,500
        7,987,500

----------------------------------------------------------------------------------------------------------------
------------
       Sonat, Inc.                                                                                     410,000
       21,115,000

    -------------

       53,415,455

----------------------------------------------------------------------------------------------------------------
-------------------
TELEPHONE UTILITIES--1.5%
       BCE, Inc.                                                                                       175,000
        8,356,250

----------------------------------------------------------------------------------------------------------------
------------
       GTE Corp.                                                                                       450,000
       20,475,000

----------------------------------------------------------------------------------------------------------------
------------
       Pacific Telesis Group                                                                           100,000
        3,675,000

----------------------------------------------------------------------------------------------------------------
------------
       SBC Communications, Inc.                                                                        130,000
        6,727,500

    -------------

       39,233,750

    -------------
       Total Common Stocks (Cost $1,683,421,947)
    2,111,593,448

================================================================================================================
===================
PREFERRED STOCKS--1.0%

----------------------------------------------------------------------------------------------------------------
-------------------
       Freeport-McMoRan Copper & Gold, Inc., Depositary Shares
       each representing 0.05 Shares of Step-Up Cv. Preferred Stock                                    290,000
        8,047,500

----------------------------------------------------------------------------------------------------------------
------------
       Microsoft Corp., $2.196 Cv., Series A                                                           185,000
       14,823,125

----------------------------------------------------------------------------------------------------------------
------------
       Money Store (The), $1.72 Cv. Preferred                                                           70,000
        1,916,250

    -------------
       Total Preferred Stocks (Cost $23,637,550)
       24,786,875

================================================================================================================
===================
OTHER SECURITIES--0.8%

----------------------------------------------------------------------------------------------------------------
-------------------
       Cooper Industries, Inc., Debt Exchangeable for Common Stock,
       6% Exchangeable Nts., 1/1/99                                                                    365,000
        7,071,875

----------------------------------------------------------------------------------------------------------------
------------
       Merrill Lynch & Co., Inc., 6.25% Structured Yield
       Product Exchangeable for Stock of IMC Global, Inc.                                               90,900
        3,647,363

----------------------------------------------------------------------------------------------------------------
------------
       Merrill Lynch & Co., Inc., 6.50% Cv. Structured Yield
       Product Exchangeable for Stock due 8/15/98                                                      110,000
        7,397,500

----------------------------------------------------------------------------------------------------------------
------------
       RJR Nabisco Holdings Corp., $6.50 Cv., Series C                                                 400,000
        2,700,000

    -------------
       Total Other Securities (Cost $16,457,506)
       20,816,738

15     Oppenheimer Total Return Fund, Inc.


     MARKET VALUE
                                                                                                     UNITS
     SEE NOTE 1
================================================================================================================
===================
RIGHTS, WARRANTS AND CERTIFICATES--0.0%

----------------------------------------------------------------------------------------------------------------
-------------------
       American Satellite Network, Inc. Wts., Exp. 6/99                                                100,000
       $       --

----------------------------------------------------------------------------------------------------------------
------------
       Venezuela Government Wts., Exp. 4/20                                                             11,250
               --

       ----------
       Total Rights, Warrants and Certificates (Cost $0)
               --

                                                                                                     FACE
                                                                                                     AMOUNT(1)
================================================================================================================
===================
STRUCTURED INSTRUMENTS--1.1%

----------------------------------------------------------------------------------------------------------------
-------------------
       Bayerische Landesbank Girozentrale, New York Branch,
       6.28% Deutsche Mark Currency Protected Yield Curve CD, 7/25/97                              $ 1,000,000
          996,500

----------------------------------------------------------------------------------------------------------------
------------
       Canadian Imperial Bank of Commerce, New York Branch,
       13.50% Greek Drachma/Swiss Franc Linked Nts., 2/5/97                                          2,000,000
        2,024,200

----------------------------------------------------------------------------------------------------------------
------------
       Canadian Imperial Bank of Commerce, New York Branch, 17% CD,
       4/2/97 (indexed to the Russian Federation GKO, Zero Coupon, 3/26/97)                            850,000
          847,875

----------------------------------------------------------------------------------------------------------------
------------
       Canadian Imperial Bank of Commerce, New York Branch, 17.30% CD,
       2/26/97 (indexed to the Federation GKO, Zero Coupon, 2/19/97)(5)                              2,000,000
        1,997,000

----------------------------------------------------------------------------------------------------------------------------
       Deutsche Bank AG, New York Branch, Czech Koruna Linked Nts.,
       Zero Coupon Debs., 12.548%, 2/3/97(4) CZK                                                    69,000,000
        2,508,491

----------------------------------------------------------------------------------------------------------------
------------
       ING (U.S.) Financial Holdings Corp., Zero Coupon
       Korean Won/U.S. Dollar Linked Nts., 10.87%, 6/9/97(4)                                           600,000
          557,880

----------------------------------------------------------------------------------------------------------------
------------
       ING (U.S.) Financial Holdings Corp., Zero Coupon Nts.,
       Linked to Greek Drachma/Swiss Franc Exchange Rate, 14.437%, 12/10/97(4)                       2,300,000
        1,961,440

----------------------------------------------------------------------------------------------------------------
------------
       Lehman Brothers Holdings, 15% U.S. Dollar Nts.
       Linked to Czech Koruna/Swiss Franc, 12/21/98                                                  1,200,000
        1,199,040

----------------------------------------------------------------------------------------------------------------
------------
       Lehman Brothers Holdings, Zero Coupon U.S. Dollar Nts.
       Linked to Greek Drachma/Swiss Franc, 15.639%, 12/23/97(4)                                     1,500,000
        1,494,900

----------------------------------------------------------------------------------------------------------------
------------
       Lehman Brothers Holdings, Zero Coupon U.S. Dollar Nts.
       Linked to Greek Drachma/Swiss Franc, 15.453%, 12/26/97(4)                                     1,500,000
        1,497,900

----------------------------------------------------------------------------------------------------------------
------------
       Salomon Brothers, Inc., Zero Coupon Brazilian Credit Linked Nts.,
       12.886%, 1/3/97 (indexed to the Brazilian National Treasury Nts.,
       Zero Coupon, 1/2/97)(4)                                                                       2,000,000
        1,999,200

----------------------------------------------------------------------------------------------------------------
------------
       Salomon Brothers, Inc., Zero Coupon Brazilian Credit Linked Nts.,
       12.408%, 1/3/97 (indexed to the Brazilian National Treasury Nts.,
       Zero Coupon, 1/2/97)(4)                                                                       2,000,000
        1,999,200

----------------------------------------------------------------------------------------------------------------
------------
       Salomon Brothers, Inc., Zero Coupon Brazilian Credit Linked Nts.,
       12.38%, 1/3/97 (indexed to the Brazilian National Treasury Nts.,
       Zero Coupon, 1/2/97)(4)                                                                       4,200,000
        4,198,320

----------------------------------------------------------------------------------------------------------------
------------
       Salomon Brothers, Inc., Zero Coupon Brazilian Credit Linked Nts.,
       12.384%, 1/3/97 (indexed to the Brazilian National Treasury Nts.,
       Zero Coupon, 1/2/97)(4)                                                                       4,000,000
        3,998,400

----------------------------------------------------------------------------------------------------------------
------------
       Swiss Bank Corp., New York Branch, 6.05% CD, 6/20/97
       (indexed to the closing Nikkei 225 Index on 1/23/97, 5 yr. & 3 mos.
       Japanese Yen Swap rate & New Zealand Dollar)                                                  1,700,000
        1,734,850

      -----------
       Total Structured Instruments (Cost $29,049,296)
       29,015,196

16     Oppenheimer Total Return Fund, Inc.


   MARKET VALUE
                                                                  DATE       STRIKE           CONTRACTS
   SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
-------------------
PUT OPTIONS PURCHASED--0.0%

----------------------------------------------------------------------------------------------------------------
-------------------
       Australian Dollar Put Opt.                                 1/97        1.28 AUD          3,905,000
   $        5,272

----------------------------------------------------------------------------------------------------------------
------------
       Australian Dollar Put Opt.                                 2/97       1.282 AUD          3,900,000
           10,335

----------------------------------------------------------------------------------------------------------------
------------
       Deutsche Mark Put Opt.                                     2/97       1.545 DEM         23,750,000
          130,530

----------------------------------------------------------------------------------------------------------------
------------
       Italy (Republic of) Treasury Bonds,
       Buoni del Tesoro Poliennali, 9.50%, 2/1/06 Put Opt.        7/97       99.96 ITL              3,203
            2,242

----------------------------------------------------------------------------------------------------------------
------------
       Japanese Yen Put Opt.                                      3/97         115 JPY        620,000,000
           85,560

----------------------------------------------------------------------------------------------------------------
------------
       New Zealand Dollar Put Opt.                                3/97        1.43 NZD          1,693,000
           10,226

----------------------------------------------------------------------------------------------------------------
------------
       New Zealand Dollar Put Opt.                                3/97        1.44 NZD             52,800
              192

----------------------------------------------------------------------------------------------------------------
------------
       New Zealand Dollar Put Opt.                                3/97       1.453 NZD             23,500
               54

     ------------
       Total Put Options Purchased (Cost $448,786)
          244,411

                                                                                              FACE
                                                                                              AMOUNT

================================================================================================================
===================
REPURCHASE AGREEMENTS--5.9%

----------------------------------------------------------------------------------------------------------------
-------------------
       Repurchase agreement with J.P. Morgan Securities, Inc.,
       6.50%, dated 12/31/96, to be repurchased at $71,225,711 on 1/2/97, collateralized by U.S. Treasury Bonds, 7.875%--12%, 5/15/09--2/15/21,
       with a value of $58,761,504 and U.S. Treasury Nts., 4.75%--6%,
       8/31/98--9/30/98, with a value of $14,589,775                                           $71,200,000
       71,200,000

----------------------------------------------------------------------------------------------------------------
------------
       Repurchase agreement with PaineWebber, Inc., 6.50%, dated 12/31/96, to be repurchased at $83,830,261 on 1/2/97,collateralized by
       U.S. Treasury Nts., 5.75%--8.75%, 9/30/97--8/31/00, with a value of $86,406,815          83,800,000
       83,800,000

   --------------
       Total Repurchase Agreements (Cost $155,000,000)
      155,000,000

----------------------------------------------------------------------------------------------------------------
-------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,171,977,154)                                                    100.1%
    2,620,185,161
----------------------------------------------------------------------------------------------------------------
-------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                 (0.1)
       (2,863,594)
                                                                                               -----------
   --------------
NET ASSETS                                                                                           100.0%
   $2,617,321,567
                                                                                               ===========
   ==============

17     Oppenheimer Total Return Fund, Inc.

----------------------------------------------------------------------------------------------------------------
------------
       1. Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:
       AUD--Australian Dollar              JPY--Japanese Yen
       CAD--Canadian Dollar                MXP--Mexican Peso
       CZK--Czech Koruna                   MYR--Malaysian Ringgit
       DEM--German Deutsche Mark           NOK--Norwegian Krone
       DKK--Danish Krone                   NZD--New Zealand Dollar
       GBP--British Pound Sterling         PTE--Portuguese Escudo
       IDR--Indonesian Rupiah              SEK--Swedish Krona
       ITL--Italian Lira                   ZAR--South African Rand

       2. A sufficient amount of liquid assets has been designated to cover outstanding call options, as follows:

                                               CONTRACTS/FACE           EXPIRATION     EXERCISE            PREMIUM
  MARKET VALUE
                                               SUBJECT TO CALL          DATE           PRICE               RECEIVED
 SEE NOTE 1

----------------------------------------------------------------------------------------------------------------
-----------
       Call Option on Australian Dollar              3,178,670          1/97             1.229 AUD         $20,502
      $    318

----------------------------------------------------------------------------------------------------------------
-----------
       Banco Hipotecario Nacional (Argentina)
       Medium-Term Nts., 10.625%, 8/7/06             1,000,000          8/00           $100.00               9,200
        30,000

----------------------------------------------------------------------------------------------------------------
-----------
       Call Option on British Pound Sterling         1,290,000          1/97             1.632 GBP          29,051
       103,071

----------------------------------------------------------------------------------------------------------------
-----------
       Call Option on British Pound Sterling         2,500,000          3/97              1.69 GBP          46,000
        83,350

----------------------------------------------------------------------------------------------------------------
-----------
       Call Option on British Pound Sterling           910,000          3/97              1.71 GBP          17,772
        28,301

----------------------------------------------------------------------------------------------------------------
-----------
       Morocco (Kingdom of) Loan
       Participation Agreement,
       Tranche A, 6.437%, 1/1/09                     4,505,000          1/97           $79.875              49,105
       135,150

----------------------------------------------------------------------------------------------------------------
-----------
       Call Option on New Zealand Dollar             1,693,000          3/97             1.412 NZD          11,174
         9,938

----------------------------------------------------------------------------------------------------------------
-----------
       Call Option on New Zealand Dollar                52,800          3/97             1.419 NZD             341
           381

----------------------------------------------------------------------------------------------------------------
-----------
       Call Option on New Zealand Dollar                23,500          3/97             1.428 NZD             164
           223
                                                                                                          --------
      --------
                                                                                                          $183,309
      $390,732
                                                                                                          ========
      ========

      3. A sufficient amount of securities has been designated to cover outstanding forward foreign currency exchange contracts. See Note 5 of Notes to Financial Statements.

      4. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

      5. Identifies issues considered to be illiquid--See Note 7 of Notes to Financial Statements.

      6. Represents the current interest rate for a variable rate security.

      7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $31,379,012 or 1.20% of the Fund's net assets, at December 31, 1996.

      8. Represents the current interest rate for an increasing rate security.

      9. When-issued security to be delivered and settled after December 31, 1996.

      10. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

      11. Non-income producing--issuer is in default of interest payment.

      12. Non-income producing security.

      See accompanying Notes to Financial Statements.

18     Oppenheimer Total Return Fund, Inc.

       STATEMENT OF ASSETS AND LIABILITIES   December 31, 1996

==============================================================================================================
ASSETS
       Investments, at value (cost $2,171,977,154)--see accompanying statement                  $2,620,185,161
       -------------------------------------------------------------------------------------------------------
       Cash                                                                                          6,739,797
       -------------------------------------------------------------------------------------------------------
       Unrealized appreciation on forward foreign currency exchange contracts--Note 5                  138,091
       -------------------------------------------------------------------------------------------------------
       Receivables:
       Investments sold                                                                             13,688,515
       Interest, dividends and principal paydowns                                                    5,744,650
       Shares of capital stock sold                                                                  4,969,889
       Closed forward foreign currency exchange contracts                                              183,735
       -------------------------------------------------------------------------------------------------------
       Other                                                                                            77,488
                                                                                                --------------
       Total assets                                                                              2,651,727,326

==============================================================================================================
LIABILITIES
       Options written, at value (premiums received $183,309)--see accompanying statement--Note 6      390,731
       -------------------------------------------------------------------------------------------------------
       Payables and other liabilities:
       Investments purchased                                                                        23,376,555
       Shares of capital stock redeemed                                                              4,245,040
       Dividends                                                                                     3,999,174
       Distribution and service plan fees                                                            1,297,178
       Closed forward foreign currency exchange contracts                                              351,868
       Transfer and shareholder servicing agent fees                                                    84,655
       Directors' fees                                                                                  10,797
       Other                                                                                           649,761
                                                                                                --------------
       Total liabilities                                                                            34,405,759

==============================================================================================================
NET ASSETS                                                                                      $2,617,321,567
                                                                                                ==============

==============================================================================================================
COMPOSITION OF
NET ASSETS
       Par value of shares of capital stock                                                     $   26,841,566
       -------------------------------------------------------------------------------------------------------
       Additional paid-in capital                                                                2,134,457,377
       -------------------------------------------------------------------------------------------------------
       Overdistributed net investment income                                                          (364,489)
       -------------------------------------------------------------------------------------------------------
       Accumulated net realized gain on investments and foreign currency transactions                8,265,055
       -------------------------------------------------------------------------------------------------------
       Net unrealized appreciation on investments and translation of assets and
       liabilities denominated in foreign currencies                                               448,122,058
                                                                                                --------------
       Net assets                                                                               $2,617,321,567
                                                                                                ==============

==============================================================================================================
NET ASSET VALUE
PER SHARE
       Class A Shares:
       Net asset value and redemption price per share (based on net assets of $1,826,598,516
       and 186,889,306 shares of capital stock outstanding)                                             $ 9.77
       Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)  $10.37

       -------------------------------------------------------------------------------------------------------
       Class B Shares:
       Net asset value, redemption price and offering price per share (based on net assets
       of $754,917,593 and 77,852,227 shares of capital stock outstanding)                              $ 9.70

       -------------------------------------------------------------------------------------------------------
       Class C Shares:
       Net asset value, redemption price and offering price per share (based on net assets
       of $17,553,545 and 1,805,922 shares of capital stock outstanding)                                $ 9.72

       -------------------------------------------------------------------------------------------------------
       Class Y Shares:
       Net asset value, redemption price and offering price per share (based on net assets
       of $18,251,913 and 1,868,204 shares of capital stock outstanding)                                $ 9.77

       See accompanying Notes to Financial Statements.

19     Oppenheimer Total Return Fund, Inc.

       STATEMENT OF OPERATIONS   For the Year Ended December 31, 1996

==============================================================================================================
INVESTMENT INCOME
       Interest (net of foreign withholding taxes of $50,205)                                    $  34,379,002
       -------------------------------------------------------------------------------------------------------
       Dividends (net of foreign withholding taxes of $261,206)                                     33,517,384
                                                                                                  ------------
       Total income                                                                                 67,896,386

==============================================================================================================
EXPENSES
       Management fees--Note 4                                                                      12,631,975
       -------------------------------------------------------------------------------------------------------
       Distribution and service plan fees--Note 4:
       Class A                                                                                       3,068,444
       Class B                                                                                       6,709,692
       Class C                                                                                          82,374
       -------------------------------------------------------------------------------------------------------
       Transfer and shareholder servicing agent fees--Note 4                                         2,897,019
       -------------------------------------------------------------------------------------------------------
       Shareholder reports                                                                             620,763
       -------------------------------------------------------------------------------------------------------
       Custodian fees and expenses                                                                     307,358
       -------------------------------------------------------------------------------------------------------
       Registration and filing fees:
       Class A                                                                                         181,767
       Class B                                                                                          33,177
       Class C                                                                                           5,405
       Class Y                                                                                           4,881
       -------------------------------------------------------------------------------------------------------
       Directors' fees and expenses                                                                     68,244
       -------------------------------------------------------------------------------------------------------
       Legal and auditing fees                                                                          61,624
       -------------------------------------------------------------------------------------------------------
       Insurance expenses                                                                               46,566
       -------------------------------------------------------------------------------------------------------
       Other                                                                                           122,017
                                                                                                   -----------
       Total expenses                                                                               26,841,306

==============================================================================================================
NET INVESTMENT INCOME                                                                               41,055,080

==============================================================================================================
REALIZED AND UNREALIZED
GAIN (LOSS)
       Net realized gain on:
       Investments and options written (including premiums on options exercised)                   299,931,324
       Closing of futures contracts                                                                    227,640
       Closing and expiration of options written--Note 6                                               995,498
       Foreign currency transactions                                                                 2,216,197
                                                                                                  ------------
       Net realized gain                                                                           303,370,659

       -------------------------------------------------------------------------------------------------------
       Net change in unrealized appreciation or depreciation on:
       Investments                                                                                  82,610,254
       Translation of assets and liabilities denominated in foreign currencies                      (3,814,331)
                                                                                                  ------------
       Net change                                                                                   78,795,923
                                                                                                  ------------
       Net realized and unrealized gain                                                            382,166,582

==============================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $423,221,662
                                                                                                  ============

       See accompanying Notes to Financial Statements.

20     Oppenheimer Total Return Fund, Inc.

       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                YEAR ENDED DECEMBER
31,
                                                                                                1996
  1995
================================================================================================================
==================
OPERATIONS
       Net investment income                                                                    $   41,055,080
  $   44,120,320

----------------------------------------------------------------------------------------------------------------
-----------
       Net realized gain                                                                           303,370,659
     137,567,265

----------------------------------------------------------------------------------------------------------------
-----------
       Net change in unrealized appreciation or depreciation                                        78,795,923
     314,781,561
                                                                                                --------------
  --------------
       Net increase in net assets resulting from operations                                        423,221,662
     496,469,146

================================================================================================================
==================
DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS
       Dividends from net investment income:
       Class A                                                                                     (33,143,640)
     (35,374,788)
       Class B                                                                                      (7,780,831)
      (9,099,459)
       Class C                                                                                        (120,797)
         (11,241)
       Class Y                                                                                        (290,763)
        (121,199)

---------------------------------------------------------------------------------------------------------------------------
       Distributions from net realized gain:
       Class A                                                                                    (201,096,072)
     (85,267,758)
       Class B                                                                                     (83,631,438)
     (32,692,902)
       Class C                                                                                      (1,874,710)
         (84,903)
       Class Y                                                                                      (1,947,759)
        (366,754)

================================================================================================================
==================
CAPITAL STOCK
TRANSACTIONS
       Net increase in net assets resulting from capital stock transactions--Note 2:
       Class A                                                                                     206,458,102
      69,917,082
       Class B                                                                                     140,890,490
      72,588,581
       Class C                                                                                      16,404,454
       1,689,246
       Class Y                                                                                      11,355,744
       5,093,914

================================================================================================================
==================
NET ASSETS
       Total increase                                                                              468,444,442
     482,738,965

----------------------------------------------------------------------------------------------------------------
-----------
       Beginning of period                                                                       2,148,877,125
   1,666,138,160
                                                                                                --------------
  --------------
       End of period (including overdistributed net investment income
       of $364,489 and $1,164,352 respectively)                                                 $2,617,321,567
  $2,148,877,125
                                                                                                ==============
  ==============

       See accompanying Notes to Financial Statements.

21     Oppenheimer Total Return Fund, Inc.

       FINANCIAL HIGHLIGHTS

                                                                 CLASS A
                                                                 --------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                                                 1996              1995             1994
===============================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period                                  $9.35              $7.80            $8.69
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                   .20                .23              .23
Net realized and unrealized gain (loss)                                1.63               2.09             (.91)

                                                                 ----------          ---------        ---------

Total income (loss) from investment operations                         1.83               2.32             (.68)
---------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                                   (.20)              (.22)            (.21)
Distributions from net realized gain                                  (1.21)              (.55)              --

                                                                 ----------          ---------        ---------

Total dividends and distributions to shareholders                     (1.41)              (.77)            (.21)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $9.77              $9.35            $7.80

                                                                 ==========          =========        =========

===============================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(4)                                   19.73%             30.12%           (7.86)%

===============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $1,826,599         $1,550,710       $1,235,637
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                $1,684,726         $1,394,245       $1,261,729
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                                  1.96%              2.53%            2.88%
Expenses                                                               0.90%              0.92%            1.01%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                            117.5%              84.8%           117.2%
Average brokerage commission rate(7)                                $0.0591            $0.0532               --

1. For the period from June 1, 1994 (inception of offering) to December 31,
1994.

2. For the period from August 29, 1995 (inception of offering) to December 31, 1995.

3. For the period from May 1, 1993 (inception of offering) to December 31,
1993.

4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


22     Oppenheimer Total Return Fund, Inc.

                             CLASS B
-----------------------      -----------------------------------------------------
                             YEAR ENDED DECEMBER 31,
   1993         1992         1996           1995        1994             1993(3)
==================================================================================
     $7.84        $7.49        $9.29         $7.76         $8.66            $8.23
----------------------------------------------------------------------------------

       .18          .17          .12           .15           .17              .09
      1.45          .75         1.62          2.08          (.91)            1.03
 ---------    ---------    ---------     ---------      --------         --------
      1.63          .92         1.74          2.23          (.74)            1.12

----------------------------------------------------------------------------------

      (.20)        (.20)        (.12)         (.15)         (.16)            (.11)
      (.58)        (.37)       (1.21)         (.55)           --             (.58)
 ---------    ---------    ---------     ---------      --------         --------
      (.78)        (.57)       (1.33)         (.70)         (.16)            (.69)
----------------------------------------------------------------------------------

     $8.69        $7.84        $9.70         $9.29         $7.76            $8.66
 =========    =========    =========     =========      ========         ========

==================================================================================
     21.24%       12.83%       18.78%        29.03%        (8.64)%          13.91%

==================================================================================

$1,223,395     $795,474     $754,918      $589,804      $429,427         $218,716
----------------------------------------------------------------------------------
  $992,381     $662,917     $671,593      $510,744      $360,773         $ 90,952
----------------------------------------------------------------------------------

      2.21%        2.68%        1.15%         1.70%         2.11%            1.09%(5)
      0.93%        0.96%        1.71%         1.75%         1.87%            1.87%(5)
----------------------------------------------------------------------------------
     143.9%       143.5%       117.5%         84.8%        117.2%           143.9%
        --           --      $0.0591       $0.0532            --               --





 CLASS C                      CLASS Y
 ----------------------       -----------------------------------------
 YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
 1996         1995(2)         1996           1995               1994(1)
=======================================================================
   $9.33          $9.19          $9.35          $7.80             $8.23
-----------------------------------------------------------------------


     .16            .07            .23            .20               .15
    1.57            .73           1.61           2.13              (.41)
 -------        -------       --------        -------          --------
    1.73            .80           1.84           2.33              (.26)

-----------------------------------------------------------------------

    (.13)          (.11)          (.21)          (.23)             (.17)
   (1.21)          (.55)         (1.21)          (.55)               --
 -------       --------       --------       --------         ---------
   (1.34)          (.66)         (1.42)          (.78)             (.17)
-----------------------------------------------------------------------
   $9.72          $9.33          $9.77          $9.35             $7.80
 =======       ========       ========       ========         =========

=======================================================================
   18.67%          8.82%         19.88%         30.23%            (3.15)%

=======================================================================

 $17,554         $1,655        $18,252         $6,709            $1,074
-----------------------------------------------------------------------
 $ 8,277         $  784        $13,083         $3,944            $  320
-----------------------------------------------------------------------


    1.05%          1.42%(5)       2.08%          2.51%             4.07%(5)
    1.76%          1.77%(5)       0.77%          0.87%             0.96%(5)
-----------------------------------------------------------------------
   117.5%          84.8%         117.5%          84.8%            117.2%
 $0.0591        $0.0532        $0.0591        $0.0532                --



5. Annualized.

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $2,704,801,613 and $2,433,438,627, respectively.

7. Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.

See accompanying Notes to Financial Statements.


23  Oppenheimer Total Return Fund, Inc.

       NOTES TO FINANCIAL STATEMENTS

================================================================================
1. SIGNIFICANT
   ACCOUNTING POLICIES

       Oppenheimer Total Return Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek high total return through investments which are expected to provide opportunities for growth or to produce income, or both. The Fund's investment adviser is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. Class A, Class B and Class C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

       ------------------------------------------------------------------------
       INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.

       -------------------------------------------------------------------------
       FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rate of exchange prevailing on the respective dates of such transactions.

               The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

       -------------------------------------------------------------------------
       REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

       -------------------------------------------------------------------------
       ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

       -------------------------------------------------------------------------
       FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

       -------------------------------------------------------------------------
       DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

24     Oppenheimer Total Return Fund, Inc.

================================================================================
1. SIGNIFICANT
   ACCOUNTING POLICIES
   (CONTINUED)

       CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income
       (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Fund.

               During the year ended December 31, 1996, the Fund adjusted the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1996, amounts have been reclassified to reflect a decrease in paid-in capital of $1,627,613, a decrease in overdistributed net investment income of $1,080,814, and an increase in accumulated net realized gain on investments of $546,799.

       -------------------------------------------------------------------------
       OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. CAPITAL STOCK

       The Fund has authorized 450 million, 200 million, 200 million and 10 million shares of $.10 par value Class A, Class B, Class C and Class Y capital stock, respectively. Transactions in shares of capital stock were as follows:

                                                               YEAR ENDED DECEMBER 31, 1996         YEAR ENDED
DECEMBER 31, 1995(1)
                                                               ----------------------------
-------------------------------
                                                               SHARES              AMOUNT           SHARES
      AMOUNT

----------------------------------------------------------------------------------------------------------------
------------
       Class A:
       Sold                                                      20,733,025       $208,977,166       18,844,314
    $166,165,690
       Dividends and distributions reinvested                    22,428,454        219,649,555       12,296,649
     112,950,173
       Redeemed                                                 (22,110,493)      (222,168,619)     (23,719,242)
    (209,198,781)
                                                                -----------       ------------      -----------
   -------------
       Net increase                                              21,050,986       $206,458,102        7,421,721
    $ 69,917,082
                                                                ===========       ============      ===========
   =============


----------------------------------------------------------------------------------------------------------------
------------
       Class B:
       Sold                                                      14,539,920       $145,115,033       13,740,203
    $120,055,138
       Dividends and distributions reinvested                     8,941,258         86,830,460        4,344,180
      39,709,825
       Redeemed                                                  (9,142,775)       (91,055,003)      (9,944,572)
     (87,176,382)
                                                                -----------      -------------       ----------
    ------------
       Net increase                                              14,338,403       $140,890,490        8,139,811
    $ 72,588,581
                                                                ===========      =============       ==========
    ============


----------------------------------------------------------------------------------------------------------------
------------
       Class C:
       Sold                                                       1,529,403       $ 15,491,645          172,793
     $ 1,648,892
       Dividends and distributions reinvested                       198,823          1,933,848           10,117
          93,507
       Redeemed                                                     (99,731)        (1,021,039)          (5,483)
         (53,153)
                                                                 ----------       ------------       ----------
     -----------
       Net increase                                               1,628,495       $ 16,404,454          177,427
     $ 1,689,246
                                                                 ==========       ============       ==========
     ===========


----------------------------------------------------------------------------------------------------------------
------------
       Class Y:
       Sold                                                       1,481,212        $14,899,947          635,605
     $ 5,604,059
       Dividends and distributions reinvested                       228,630          2,238,523           52,875
         487,953
       Redeemed                                                    (559,150)        (5,782,726)        (108,744)
        (998,098)
                                                                 ----------        -----------       ----------
     -----------
       Net increase                                               1,150,692        $11,355,744          579,736
     $ 5,093,914
                                                                 ==========        ===========       ==========
     ===========


       1. For the year ended December 31, 1995 for Class A, Class B and Class Y shares and for the period from August 29, 1995 (inception of offering) to December 31, 1995 for Class C shares.

================================================================================
3. UNREALIZED GAINS AND
   LOSSES ON INVESTMENTS

       At December 31, 1996, net unrealized appreciation on investments and options written of $448,000,585 was composed of gross appreciation of $476,480,803 and gross depreciation of $28,480,218.

25     Oppenheimer Total Return Fund, Inc.

================================================================================
4. MANAGEMENT FEES
   AND OTHER TRANSACTIONS
   WITH AFFILIATES

       Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% on the first $100 million of average annual net assets, 0.70% of the next $100 million, 0.65% of the next $100 million, 0.60% of the next $100 million, 0.55% of the next $100 million, and 0.50% of net assets in excess of $500 million. The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the most stringent applicable regulatory limit on Fund expenses.

               For the year ended December 31, 1996, commissions (sales charges paid by investors) on sales of Class A shares totaled $4,329,798, of which $934,605 was retained by OppenheimerFunds Distributor, Inc.
       (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $4,468,914 and $142,701, of which $371,419 and $4,807, respectively, was paid to an affiliated broker/dealer. During the year ended December 31, 1996, OFDI received contingent deferred sales charges of $1,054,974 and $3,567, respectively, upon redemption of Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

               OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

               The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the year ended December 31, 1996, OFDI paid $235,887 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.

               The Fund has adopted compensation type Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares, as compensation for sales commissions paid from its own resources at the time of sale and associated financing costs. OFDI also receives a service fee of 0.25% per year as compensation for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other financial institutions. Both fees are computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. During the year ended December 31, 1996, OFDI paid $93,473 to an affiliated broker/dealer as compensation for Class B personal service and maintenance expenses and retained $5,318,916 and $76,238, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If the Plans are terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plans were terminated. At December 31, 1996, OFDI had incurred unreimbursed expenses of $18,066,359 for Class B and $189,390 for Class C.

================================================================================
5. FORWARD CONTRACTS

       A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

               The Fund uses forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

               Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.

               Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

               Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

26     Oppenheimer Total Return Fund, Inc.

================================================================================
5. FORWARD CONTRACTS
   (CONTINUED)

       At December 31, 1996, the Fund had outstanding forward contracts to purchase and sell foreign currencies as follows:

                                                                                CONTRACT AMOUNT   VALUATION AS OF
    UNREALIZED
       CONTRACTS TO PURCHASE                                EXCHANGE DATE       (000'S)           DECEMBER 31, 1996
  APPRECIATION

----------------------------------------------------------------------------------------------------------------
-----------
       South African Rand (ZAR)                             1/3/97                5,630 ZAR       $1,202,320
        $  3,277
       Spanish Peseta (ESP)                                 10/20/97            528,537 ESP        4,063,928
          41,969
                                                                                                  ----------
        --------
                                                                                                  $5,266,248
          45,246
                                                                                                  ==========
        ========
       CONTRACTS TO SELL


----------------------------------------------------------------------------------------------------------------
-----------
       Swiss Franc (CHF)                                    10/20/97              5,100 CHF       $3,929,114
          92,845
                                                                                                  ==========
        --------

        $138,091

        ========

================================================================================
6. OPTION ACTIVITY

       The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

               The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

               Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

               Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

               The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

       Written option activity for the year ended December 31, 1996 was as follows:

                                                            CALL OPTIONS                               PUT OPTIONS
                                                            ----------------------------------
---------------------------
                                                            NUMBER OF             AMOUNT OF            NUMBER OF
     AMOUNT OF
                                                            OPTIONS               PREMIUMS             OPTIONS
     PREMIUMS

----------------------------------------------------------------------------------------------------------------
-----------
       Options outstanding at December 31, 1995                    --             $        --               --
     $       --

----------------------------------------------------------------------------------------------------------------
-----------
       Options written                                       50,620,173             1,257,664          940,238
        105,639

----------------------------------------------------------------------------------------------------------------
-----------
       Options closed or expired                            (30,043,398)             (910,598)        (940,238)
       (105,639)

----------------------------------------------------------------------------------------------------------------
-----------
       Options exercised                                    (10,958,700)             (163,757)              --
             --

----------------------------------------------------------------------------------------------------------------
-----------
       Options outstanding at December 31, 1996               9,618,075           $   183,309               --
     $       --
                                                            ===========           ===========         ========
     ==========


================================================================================
7. ILLIQUID AND RESTRICTED
   SECURITIES

       At December 31, 1996, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed from time to time) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at December 31, 1996 was $14,362,332 which represents less than 0.55% of the Fund's net assets.

                                Appendix A

                         Industry Classifications


Aerospace/Defense
Air Transportation
Auto Parts Distribution
Automotive
Bank Holding Companies
Banks
Beverages
Broadcasting
Broker-Dealers
Building Materials
Cable Television
Chemicals
Commercial Finance
Computer Hardware
Computer Software
Conglomerates
Consumer Finance
Containers
Convenience Stores
Department Stores
Diversified Financial
Diversified Media
Drug Stores
Drug Wholesalers
Durable Household Goods
Education
Electric Utilities
Electrical Equipment
Electronics
Energy Services & Producers
Entertainment/Film
Environmental

Food
Gas Utilities
Gold
Health Care/Drugs
Health Care/Supplies & Services
Homebuilders/Real Estate
Hotel/Gaming
Industrial Services
Insurance
Leasing & Factoring
Leisure
Manufacturing
Metals/Mining
Nondurable Household Goods
Oil - Integrated
Paper
Publishing/Printing
Railroads
Restaurants
Savings & Loans
Shipping
Special Purpose Financial
Specialty Retailing
Steel
Supermarkets
Telecommunications - Technology
Telephone - Utility
Textile/Apparel
Tobacco
Toys
Trucking

   Oppenheimer Total Return Fund, Inc.
    6803 South Tucson Way
    Englewood, Colorado 80112
    1-800-525-7048

Investment Adviser
    OppenheimerFunds, Inc.
    Two World Trade Center
    New York, New York 10048

Distributor
    OppenheimerFunds Distributor, Inc.
    Two World Trade Center
    New York, New York 10048-0203

Transfer Agent
    OppenheimerFunds Services
    P.O. Box 5270
    Denver, Colorado 80217
    1-800-525-7048

Custodian of Portfolio Securities
    The Bank of New York
    One Wall Street
    New York, New York 10015

Independent Auditors
    Deloitte & Touche LLP
    555 Seventeenth Street
    Denver, Colorado 80202

Legal Counsel
    Myer, Swanson, Adams & Wolf, P.C.
    1600 Broadway
    Denver, Colorado 80202




PXO420.001.0497 Printed on recycled paper

                    OPPENHEIMER TOTAL RETURN FUND, INC.

                                 FORM N-1A

                                  PART C

                             OTHER INFORMATION


Item 24.   Financial Statements and Exhibits
--------   ---------------------------------

    (a)    Financial Statements

      (1) Financial Highlights - See Parts A and B: Filed herewith.

      (2) Independent Auditors' Report - See Part B: Filed herewith.

      (3)  Statement of Investments - See Part B: Filed herewith.

      (4) Statement of Assets and Liabilities - See Part B: Filed herewith.

      (5)  Statement of Operations - See Part B: Filed herewith.

      (6) Statement of Changes in Net Assets - See Part B: Filed herewith.

      (7) Notes to Financial Statements - See Part B: Filed herewith.

    (b)    Exhibits
    --------

      (1)  (i)  Articles of Incorporation dated 12/5/79:
Previously filed with Registrant's Post-Effective Amendment No. 48, 8/19/80, and refiled with Registrant's Post-Effective Amendment No. 75, 4/27/95, pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

           (ii) Articles of Incorporation, amended as of 8/24/81:
Previously filed with Registrant's Post-Effective Amendment No. 50, 4/23/82, and refiled with Registrant's Post-Effective Amendment No. 75, 4/27/95, pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

               (iii) Articles of Amendment dated 4/28/87 to Articles of Incorporation, changing Registrant's name from "Hamilton Funds, Inc." to Oppenheimer Total Return Fund, Inc.":
Previously filed with Registrant's Post-Effective Amendment No. 62, 4/27/87, and refiled with Registrant's Post-Effective Amendment No. 75,4/27/95, pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

               (iv)   Articles of Amendment dated 3/23/93 to
Articles of Incorporation: Previously filed with Registrant's Post-Effective Amendment No. 72, 4/28/93, refiled with Registrant's
Post-Effective Amendment No. 75, 4/27/95, pursuant to Item 102 of
Regulation S-T, and incorporated herein by reference.

               (v) Articles Supplementary dated 4/14/93 to Articles of Incorporation: Previously filed with Registrant's Post-Effective Amendment No. 72, 4/28/93, refiled with Registrant's Post-Effective Amendment No. 75, 4/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

               (vi)   Articles Supplementary dated 3/30/94 to
Articles of Incorporation: Filed pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

               (vii)  Articles Supplementary dated 7/13/95 to
Articles of Incorporation: Filed with Registrant s Post-Effective
Amendment No. 77, 8/25/95, and incorporated herein by reference.

          (2) By-Laws, as amended through 4/18/95: Filed with Registrant s Post-Effective Amendment No. 77, 8/25/95, and incorporated herein by reference..

          (3)  Not applicable.

          (4)  (i)    Specimen Class A Share Certificate: Filed
herewith.

               (ii) Specimen Class B Share Certificate: Filed herewith.
               (iii) Specimen Class C Share Certificate: Filed herewith.
               (iv) Specimen Class Y Share Certificate: Filed herewith.

          (5) Investment Advisory Agreement between Registrant and Oppenheimer Management Corporation dated 10/22/90: Previously filed with Post-Effective Amendment No. 68, 2/28/91, refiled with Registrant's Post-Effective Amendment No. 75, 4/27/95, pursuant to
Item 102 of Regulation S-T, and incorporated herein by reference.

          (6)  (i)    General Distributor's Agreement between
Registrant and Oppenheimer Fund Management, Inc. dated 10/13/92:
Previously filed with Registrant's Post-Effective Amendment No. 71, 2/26/93, refiled with Registrant's Post-Effective Amendment No. 75, 4/27/95, pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

               (ii) Form of Oppenheimer Funds Distributor, Inc. Dealer Agreement: Filed with Post-Effective Amendment No. 12 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

               (iii) Form of Oppenheimer Funds Distributor, Inc. Broker Agreement: Filed with Post-Effective Amendment No. 12 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

               (iv)   Form of Oppenheimer Funds Distributor, Inc.
Agency Agreement: Filed with Post-Effective Amendment No. 12 to the Registration Statement of Oppenheimer Main Street Funds (File No.
33-17850), 9/30/94, and incorporated herein by reference.

               (v) Broker Agreement between Oppenheimer Fund Management, Inc. and Newbridge Securities, Inc. dated 10/1/86:
Previously filed with Post-Effective Amendment No. 25 to the Registration Statement of Oppenheimer Special Fund (Reg. No. 2-45272), 11/1/86, and refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, and incorporated herein by reference.

          (7)  Not applicable.

          (8) Custody Agreement with The Bank of New York dated 10/6/92: Previously filed with Registrant's Post-Effective Amendment No. 71, 2/26/93, and refiled with Post-Effective Amendment No. 75, 4/27/95, and incorporated herein by reference.

          (9)  Not applicable.

          (10) Opinion and Consent of Counsel dated 1/30/81:
Previously filed with Registrant's Post-Effective Amendment No. 57, 4/25/85, refiled with Post-Effective Amendment No. 75, 4/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

          (11) Independent Auditors' Consent:  Filed herewith.

          (12) Not applicable.

          (13) Not applicable.

          (14) (i)    Form of Individual Retirement Account (IRA)
Trust Agreement: Filed with Post-Effective Amendment No. 21 to the Registration Statement of Oppenheimer U.S. Government Trust (File No. 2-76645), 8/25/93, and incorporated herein by reference.

               (ii) Form of Tax Sheltered Retirement Plan and Custody Agreement for employees of public schools and tax-exempt organizations: Previously filed with Post-Effective Amendment No. 47 to the Registration Statement of Oppenheimer Growth Fund (File No. 2-45272), 10/21/94, and incorporated herein by reference.

               (iii)  Form of Prototype 401(k) Plan: Filed with
Post-Effective Amendment No. 7 to the Registration Statement of
Oppenheimer Strategic Income & Growth Fund (Reg. No. 33-47378),
9/28/95, and incorporated herein by reference.

               (iv) Form of prototype Standardized and Non-Standardized Profit-Sharing Plan and Money Purchase Pension Plan for self-employed persons and corporations: Filed with Post-Effective Amendment No. 15 to the Registration Statement of Oppenheimer Mortgage Income Fund (Reg. No. 33-6614), 1/19/95, and incorporated herein by reference.

               (v)    Form of SAR-SEP Simplified Employee Pension
IRA: Filed with Post-Effective Amendment No. 15 to the Registration Statement of Oppenheimer Mortgage Income Fund (Filed No. 33-7714), 1/19/95, and incorporated herein by reference.

          (15) (i)    Service Plan and Agreement for Class A Shares
dated 7/1/94, pursuant to Rule 12b-1 of the Investment Company Act of 1940: Filed with Post-Effective Amendment No. 75, 4/27/95 and incorporated herein by reference.

               (ii) Distribution and Service Plan and Agreement for Class B Shares dated 7/19/95, pursuant to Rule 12b-1 of the Investment Company Act of 1940: Filed with Registrant s Post-Effective Amendment No. 77, 8/25/95, and incorporated herein by reference.

               (iii) Distribution and Service Plan and Agreement for Class C Shares dated 8/29/95, pursuant to Rule 12b-1 of the Investment Company Act of 1940: Filed with Post-Effective Amendment No. 76, 6/26/95, and incorporated herein by reference.

          (16) Performance Calculations: Filed herewith.

          (17) (i)    Financial Data Schedule for Class A shares
for fiscal year ended 12/31/95: Filed herewith.

               (ii) Financial Data Schedule for Class B shares for fiscal year ended 12/31/95: Filed herewith.

               (iii) Financial Data Schedule for Class C shares for the period 8/29/95 (inception of class) to 12/31/95: Filed herewith.

               (iv)   Financial Data Schedule for Class Y shares
for fiscal year ended 12/31/95:    Filed herewith.

          --   Powers of Attorney: Filed herewith (Bridget A.
Macaskill), previously filed (all other Directors) with Registrant's Post-Effective Amendment No. 73, 1/28/94, and incorporated herein by reference.

          (18) Oppenheimer Funds Multiple Class Plan under Rule 18f-3, dated 10/24/95: filed with Post-effective Amendment No. 12 to the Registration Statement of Oppenheimer California Tax-Exempt Fund (Reg. No. 33-23566), 11/1/95, and incorporated herein by reference.

Item 25.  Persons Controlled by or Under Common Control
          with Registrant
--------  ---------------------------------------------
     None.

Item 26.  Number of Holders of Securities
-------- --------------------------------
                                      Number of Record
                                      Holders as of
Title of Class                        April 2, 1997
--------------                        ----------------
Class A Common Stock, Par Value $.10      106,819
Class B Common Stock, Par Value $.10       60,500
Class C Common Stock, Par Value $.10        1,447
Class Y Common Stock, Par Value $.10            1

Item 27. Indemnification
-------- ---------------
      Reference is made to Section 7(c) of Article SEVENTH of Registrant's Articles of Incorporation filed as Exhibit 24(b)(1) to this Registration Statement, and to Section 2-418 of the Maryland
General Corporation Law.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser
-------- ----------------------------------------------------

      (a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

      (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name & Current Position       Other Business and Connections with
OppenheimerFunds, Inc.        During the Past Two Years
---------------------------   ------------------------------
Mark J.P. Anson,
Vice President                Vice President of Oppenheimer Real
                              Asset Management, Inc. ("ORAMI");
                              formerly Vice President of Equity
                              Derivatives at Salomon Brothers,
                              Inc.

Peter M. Antos,
Senior Vice President         An officer and/or portfolio manager of
                              certain Oppenheimer funds; a Chartered
                              Financial Analyst; Senior Vice President of
                              HarbourView; prior to March, 1996 he was the
                              senior equity portfolio manager for the
                              Panorama Series Fund, Inc. (the "Company")
                              and other mutual funds and pension funds
                              managed by G.R. Phelps & Co. Inc. ("G.R.
                              Phelps"), the Company's former investment
                              adviser, which was a subsidiary of
                              Connecticut Mutual Life Insurance Company;
                              was also responsible for managing the common
                              stock department and common stock investments
                              of Connecticut Mutual Life Insurance Co.

Lawrence Apolito,
Vice President                None.

Victor Babin,
Senior Vice President         None.

Bruce Bartlett,
Vice President                An officer and/or portfolio manager of
                              certain Oppenheimer funds; formerly a Vice
                              President and Senior Portfolio Manager at
                              First of America Investment Corp.

Ellen Batt,
Assistant Vice President      None

Kathleen Beichert,
Assistant Vice President      Formerly employed by Smith Barney, Inc.

David Bernard,
Vice President                Previously a Regional Sales Director for
                              Retirement Plan Services at Charles Schwab
                              & Co., Inc.


Rajeev Bhaman,
Assistant Vice President      Formerly Vice President of Asian Equities for
                              Barclays de Zoete Wedd, Inc.

Robert J. Bishop,
Vice President                Assistant Treasurer of the Oppenheimer Funds
                              (listed below); previously a Fund Controller
                              for OppenheimerFunds, Inc. (the "Manager").

George Bowen,
Senior Vice President & Treasurer  Treasurer of the New York-based Oppenheimer
                              Funds; Vice President, Assistant Secretary and Treasurer of the Denver-based Oppenheimer
                              Funds. Vice President and Treasurer of
                              OppenheimerFunds Distributor, Inc. (the
                              "Distributor") and HarbourView Asset
                              Management Corporation ("HarbourView"), an investment adviser subsidiary of the Manager;
                              Senior Vice President, Treasurer, Assistant
                              Secretary and a director of Centennial Asset
                              Management Corporation ("Centennial"), an investment adviser subsidiary of the Manager;
                              Vice President, Treasurer and Secretary of
                              Shareholder Services, Inc. ("SSI") and
                              Shareholder Financial Services, Inc.
                              ("SFSI"), transfer agent subsidiaries of the Manager; Director, Treasurer and Chief
                              Executive Officer of MultiSource Services,
                              Inc.; Vice President and Treasurer of
                              Oppenheimer Real Asset Management, Inc.;
                              President, Treasurer and Director of
                              Centennial Capital Corporation; Vice
                              President and Treasurer of Main Street
                              Advisers.

Scott Brooks,
Assistant Vice President      None.

Susan Burton,
Assistant Vice President      Previously a Director of Educational Services
                              for H.D. Vest Investment Securities, Inc.

Michael A. Carbuto,
Vice President                An officer and/or portfolio manager of
                              certain Oppenheimer funds; Vice President of
                              Centennial.

Ruxandra Chivu,
Assistant Vice President      None.



O. Leonard Darling,
Executive Vice President      Formerly Co-Director of Fixed Income for
                              State Street Research & Management Co.

Robert A. Densen,
Senior Vice President         None.

Sheri Devereux,
Assistant Vice President      None.

Robert Doll, Jr.,
Executive Vice President and
Director                      An officer and/or portfolio manager of
                              certain Oppenheimer funds.

John Doney,
Vice President                An officer and/or portfolio manager of
                              certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director  Secretary of the New York-
                              based Oppenheimer Funds; Vice President and
                              Secretary of the Denver-based Oppenheimer
                              Funds; Secretary of the Oppenheimer Quest and
                              Oppenheimer Rochester Funds; Executive Vice
                              President, Director and General Counsel of the Distributor; President and a Director of Centennial; Chief Legal Officer and a
                              Director of MultiSource Services, Inc.;
                              President and a Director of Oppenheimer Real
                              Asset Management, Inc.; Executive Vice
                              President, General Counsel and Director of
                              SFSI and SSI; formerly Senior Vice President and Associate General Counsel of the Manager and the Distributor.

George Evans,
Vice President                An officer and/or portfolio manager of
                              certain Oppenheimer funds.

Scott Farrar,
Vice President                Assistant Treasurer of the New York-based and
                              Denver-based Oppenheimer funds.


   Leslie A. Falconio,
Assistant Vice President      None.

Katherine P. Feld,
Vice President and Secretary  Vice President and Secretary of
                              OppenheimerFunds Distributor, Inc.; Secretary of HarbourView Asset Management Corporation,
                              MultiSource Services, Inc. and Centennial
                              Asset Management Corporation; Secretary, Vice
                              President and Director of Centennial Capital
                              Corporation; Vice President and Secretary of
                              ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division            An officer, Director and/or portfolio manager
                              of certain Oppenheimer funds. Formerly
                              Chairman of the Board and Director of
                              Rochester Fund Distributors, Inc. ("RFD"),
                              President and Director of Fielding Management
                              Company, Inc. ("FMC"), President and Director
                              of Rochester Capital Advisors, Inc. ("RCAI"),
                              Managing Partner of Rochester Capital
                              Advisors, L.P., President and Director of
                              Rochester Fund Services, Inc. ("RFS"),
                              President and Director of Rochester Tax
Managed Fund, Inc.
John Fortuna,
Vice President                None.


Patricia Foster,
Vice President                Formerly she held the following positions:
                              An officer of certain Oppenheimer funds;
                              Secretary and General Counsel of Rochester
                              Capital Advisors, L.P. and Secretary of
                              Rochester Tax Managed Fund, Inc.

Jennifer Foxson,
Assistant Vice President      None.

Paula C. Gabriele,
Executive Vice President      Formerly Managing Director (1990-1996) for
                              Bankers Trust Co.

Robert G. Galli,
Vice Chairman                 Trustee of the New York-based
                              Oppenheimer Funds; Vice President and
                              Counsel of OAC; formerly he held the
                              following positions: Vice President and a
                              director of HarbourView and Centennial, a
                              director of SFSI and SSI, an officer of
                              other Oppenheimer Funds.

Linda Gardner,
Assistant Vice President      None.

Jill Glazerman,               None.
Assistant Vice President

Ginger Gonzalez,
Vice President, Director of
Marketing Communications      Formerly 1st Vice President / Director of
                              Graphic and Print Communications for Shearson
                              Lehman Brothers.


Mildred Gottlieb,
Assistant Vice President      Formerly served as a Strategy Consultant for
                              the Private Client Division of Merrill Lynch.

Robert Grill,
Vice President                Formerly Marketing Vice President for Bankers
                              Trust Company (1993-1996); Steering Committee
                              Member, Subcommittee Chairman for American
                              Savings Education Council (1995-1996).

Caryn Halbrecht,
Vice President                An officer and/or portfolio manager of
                              certain Oppenheimer funds; formerly Vice
                              President of Fixed Income Portfolio
                              Management at Bankers Trust.


Glenna Hale,
Director of Investor Marketing     Formerly Vice President (1994-1997) of
                              Retirement Plans Services for
                              OppenheimerFunds Services.

Thomas B. Hayes,
Assistant Vice President      None.

Barbara Hennigar,
Executive Vice President and
President and Chief Executive
Officer of OppenheimerFunds
Services, a division of the Manager     President and Director of SFSI; President and
                              Chief Executive Officer of SSI.


Dorothy Hirshman,
Assistant Vice President      None.

Alan Hoden,
Vice President                None.

Merryl Hoffman,
Vice President                None.


Scott T. Huebl,
Assistant Vice President      None.

Richard Hymes,
Assistant Vice President      None.

Jane Ingalls,
Assistant Vice President      Formerly a Senior Associate with Robinson,
                              Lake/Sawyer Miller.

Ronald Jamison,
Vice President                Formerly Vice President
                              and Associate General Counsel at
                              Prudential Securities, Inc.

Frank Jennings,
Vice President                An officer and/or portfolio manager of
                              certain Oppenheimer funds.  Formerly a
                              Managing Director of Global Equities at Paine
                              Webber's Mitchell Hutchins division.

Heidi Kagan,
Assistant Vice President      None.

Thomas W. Keffer,
Vice President                Formerly Senior Managing Director of Van Eck
                              Global.

Avram Kornberg,
Vice President                Formerly a Vice President with Bankers Trust.

Joseph Krist,
Assistant Vice President      None.

Paul LaRocco,
Vice President                An officer and/or portfolio manager of
                              certain Oppenheimer funds. Formerly a
                              Securities Analyst for Columbus Circle
                              Investors.


Michael Levine,
Assistant Vice President      None.

Shanquan Li,
Assistant Vice President      Director of Board (since 2/96), Chinese
                              Finance Society; formerly Chairman (11/94-
                              2/96)), Chinese Finance Society; and Director
                              (6/94-6/95), Greater China Business Networks.

Stephen F. Libera,
Vice President                An officer and/or portfolio manager of
                              certain Oppenheimer funds; a Chartered
                              Financial Analyst; a Vice President of
                              HarbourView; prior to March, 1996 he was the
                              senior bond portfolio manager for Panorama
                              Series Fund, Inc., other mutual funds and
                              pension accounts managed by G.R. Phelps; was
                              also responsible for managing the public
                              fixed-income securities department at
                              Connecticut Mutual Life Insurance Co.


Mitchell J. Lindauer,
Vice President                None.

David Mabry,
Assistant Vice President      None.

Loretta McCarthy,
Executive Vice President      None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                  President, Director and Trustee of the New
                              York-based and the Denver-based Oppenheimer
                              funds; President and a Director of OAC,
                              HarbourView and Oppenheimer Partnership
                              Holdings, Inc.; Director of ORAMI; Chairman
                              and Director of SSI; a Director of
                              Oppenheimer Real Asset Management, Inc.

Timothy Martin,
Assistant Vice President      Formerly Vice President, Mortgage Trading,
                              at S.N. Phelps & Co.,   Salomon Brothers, and
                              Kidder Peabody.

Sally Marzouk,
Vice President                None.



Michelle McCann,
Assistant Vice President      Formerly Vice President, Quest for Value
                              Distributors, Oppenheimer Capital
                              Corporation.

Lisa Migan,
Assistant Vice President,     None.

Robert J. Milnamow,
Vice President                An officer and/or portfolio manager of
                              certain Oppenheimer funds. Formerly a
                              Portfolio Manager with Phoenix Securities
                              Group.

Denis R. Molleur,
Vice President                None.

Linda Moore,
Vice President                Formerly Marketing Manager (July, 1995 -
                              November, 1996) for Chase Investment Services
                              Corp.

Kenneth Nadler,
Vice President                None.

David Negri,
Vice President                An officer and/or portfolio manager of
                              certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President      None.

Robert A. Nowaczyk,
Vice President                None.

Gina M. Palmieri,
Assistant Vice President      None.

















Robert E. Patterson,
Senior Vice President         An officer and/or portfolio manager of
                              certain Oppenheimer funds.

John Pirie,
Assistant Vice President      Formerly a Vice President with Cohane
                              Rafferty Securities, Inc.




Tilghman G. Pitts III,
Executive Vice President      Chairman and Director of the Distributor.

Jane Putnam,
Vice President                An officer and/or portfolio manager of
                              certain Oppenheimer funds. Formerly Senior
                              Investment Officer and Portfolio Manager with
                              Chemical Bank.

Russell Read,
Vice President                Consultant for Prudential Insurance on behalf
                              of the General Motors Pension Plan.

Thomas Reedy,
Vice President                An officer and/or portfolio manager of
                              certain Oppenheimer funds. Formerly a
                              Securities Analyst for the Manager.

David Robertson,
Vice President                None.

Adam Rochlin,
Vice President                Formerly a Product Manager for Metropolitan
                              Life Insurance Company.

Michael S. Rosen
Vice President; President:
Rochester Division            An officer and/or portfolio
                              manager of certain Oppenheimer funds.
                              Formerly Vice President of RFS, President and
                              Director of RFD, Vice President and Director
                              of FMC, Vice President and director of RCAI,
                              General Partner of RCA, an officer and/or
                              portfolio manager of certain Oppenheimer
                              funds.

David Rosenberg,
Vice President                An officer and/or portfolio manager of
                              certain Oppenheimer funds.

Richard H. Rubinstein,
Senior Vice President         An officer and/or portfolio manager of
                              certain Oppenheimer funds; formerly Vice
                              President and Portfolio Manager/Security
                              Analyst for Oppenheimer Capital Corp., an
                              investment adviser.

Lawrence Rudnick,
Assistant Vice President      Formerly Vice President of Dollar Dry Dock
                              Bank.

James Ruff,
Executive Vice President      None.

Valerie Sanders,
Vice President                None.

Ellen Schoenfeld,
Assistant Vice President      None.

Stephanie Seminara,
Vice President                Formerly Vice President of Citicorp
                              Investment Services.

Diane Sobin,
Vice President                An officer and/or portfolio manager of
                              certain Oppenheimer funds; formerly a Vice
                              President and Senior Portfolio Manager for
                              Dean Witter InterCapital, Inc.

Richard A. Soper,             None.
Assistant Vice President

Nancy Sperte,
Executive Vice President
                              None.

Donald W. Spiro,
Chairman Emeritus and Director     Vice Chairman and Trustee of the New York-
                              based Oppenheimer Funds; formerly Chairman
                              of the Manager and the Distributor.

Arthur Steinmetz,
Senior Vice President         An officer and/or portfolio manager of
                              certain Oppenheimer funds.

Ralph Stellmacher,
Senior Vice President         An officer and/or portfolio manager of
                              certain Oppenheimer funds.


John Stoma,
Senior Vice President,
Director Retirement Plans     Formerly Vice President of U.S. Group Pension
                              Strategy and Marketing for Manulife
                              Financial.

Michael C. Strathearn,
Vice President                An officer and/or portfolio manager of
                              certain Oppenheimer funds; a Chartered
                              Financial Analyst; a Vice President of
                              HarbourView; prior to March, 1996 he was an
                              equity portfolio manager for Panorama Series
                              Fund, Inc. and other mutual funds and pension
                              accounts managed by G.R. Phelps.

James C. Swain,
Vice Chairman of the Board    Chairman, CEO and Trustee, Director or
                              Managing Partner of the Denver-based
                              Oppenheimer Funds; President and a Director
                              of Centennial; formerly President and
                              Director of OAMC, and Chairman of the Board
                              of SSI.

James Tobin,
Vice President                None.

Jay Tracey,
Vice President                Vice President of the Manager; Vice President
                              and Portfolio Manager of Oppenheimer
                              Discovery Fund, Oppenheimer Global Emerging
                              Growth Fund and Oppenheimer
                              Enterprise Fund.  Formerly Managing Director
                              of Buckingham Capital Management.

Gary Tyc,
Vice President, Assistant
Secretary and Assistant Treasurer  Assistant Treasurer of the Distributor and
                              SFSI.

Ashwin Vasan,
Vice President                An officer and/or portfolio manager of
                              certain Oppenheimer funds.

Dorothy Warmack,
Vice President                An officer and/or portfolio manager of
                              certain Oppenheimer funds.








Jerry A. Webman,
Senior Vice President         Director of New York-
                              based tax-exempt fixed income Oppenheimer
                              Funds; Formerly Managing Director and Chief
                              Fixed Income Strategist at
                              Prudential Mutual Funds.

Christine Wells,
Vice President                None.

Joseph Welsh,
Assistant Vice President      None.

Kenneth B. White,
Vice President                An officer and/or portfolio manager of
                              certain Oppenheimer funds; a Chartered
                              Financial Analyst; Vice President of
                              HarbourView; prior to March, 1996 he was an
                              equity portfolio manager for Panorama Series
                              Fund, Inc. and other mutual funds and pension
                              funds managed by G.R. Phelps.

William L. Wilby,
Senior Vice President         An officer and/or portfolio manager of
                              certain Oppenheimer funds; Vice President of
                              HarbourView.

Carol Wolf,
Vice President                An officer and/or portfolio manager of
                              certain Oppenheimer funds; Vice President of
                              Centennial; Vice President, Finance and
                              Accounting and member of the Board of
                              Directors of the Junior League of Denver,
                              Inc.

Robert G. Zack,
Senior Vice President and
Assistant Secretary           Associate General Counsel of the Manager;
                              Assistant Secretary of the Oppenheimer Funds;
                              Assistant Secretary of SSI, SFSI; an officer
                              of other Oppenheimer Funds.

Arthur J. Zimmer,
Vice President                An officer and/or portfolio manager of
                              certain Oppenheimer funds; Vice President of
                              Centennial.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds, and the Quest/Rochester Funds, set forth below:

New York-based Oppenheimer Funds
--------------------------------


   Oppenheimer Multiple Strategies Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Discovery Fund
Oppenheimer Enterprise Fund
Oppenheimer Global Emerging Growth Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Growth Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust
Oppenheimer Multiple Strategies Fund
Oppenheimer New York Municipal Fund
Oppenheimer Fund
Oppenheimer Series Fund, Inc.
Oppenheimer Municipal Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund
Oppenheimer Developing Markets Fund

Denver-based Oppenheimer Funds
------------------------------
Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Daily Cash Accumulation Fund, Inc.
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Equity Income Fund
Oppenheimer High Yield Fund
Oppenheimer Integrity Funds
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.
Oppenheimer Strategic Income Fund
Oppenheimer Strategic Income & Growth Fund
Oppenheimer Municipal Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
The New York Tax-Exempt Income Fund, Inc.

Quest/Rochester Funds
---------------------------------
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Bond Fund For Growth
Rochester Fund Municipals
Limited-Term New York Municipal Fund

        The address of OppenheimerFunds, Inc., the New York-based
Oppenheimer Funds, Quest funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership
Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World
Trade Center, New York, New York 10048-0203.

        The address of the Denver-based Oppenheimer Funds,
Shareholder Financial Services, Inc., Shareholder Services, Inc.,
OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management,
Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

        The address of MultiSource Services, Inc. is 1700 Lincoln
Street, Denver, Colorado 80203.

        The address of Oppenheimer Bond Fund For Growth, Rochester Fund Municipals and Limited Term New York Municipal Fund is 350
Linden Oaks, Rochester, New York 14625-2807.

Item 29.                      Principal Underwriter
--------                      ---------------------

(a) OppenheimerFunds Distributor, Inc. is the Distributor of Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.

(b) The directors and officers of the Registrant's principal underwriter are:

                                             Positions
                                             and
Name & Principal    Positions & Offices      Offices with
Business Address    with Underwriter         Registrant
----------------    -------------------      -------------



George Clarence Bowen+                       Vice President & Treasurer         Vice President and Treasurer of
                                                                           the NY-based Oppenheimer funds
                                                                           / Vice President, Secretary and
                                                                           Treasurer of the Denver-based
                                                                           Oppen- heimer funds


Julie Bowers        Vice President           None
21 Dreamwold Road
Scituate, MA 02066

Peter W. Brennan    Vice President           None
1940 Cotswold Drive
Orlando, FL 32825

Maryann Bruce*      Senior Vice President -  None
                    Director - Financial
                    Institution Div.

Robert Coli         Vice President           None
12 White Tail Lane
Bedminster, NJ 07921

Ronald T. Collins   Vice President           None
710-3 E. Ponce DeLeon Ave.
Decatur, GA  30030

Bill Coughlin       Vice President           None
3425 1/2 Irving Avenue So.
Minneapolis, MN  55408


Mary Crooks+        Senior Vice President    None


E. Drew Devereaux ++                         Assistant Vice President      None
Andrew John Donohue*                         Executive Vice                Secretary of
                    President, General       the New York-
                    Counsel and Director     based Oppen-heimer funds / Vice
                                             President of the Denver-based
                                             Oppen-heimer funds

Wendy H. Ehrlich    Vice President           None
4 Craig Street
Jericho, NY 11753

Kent Elwell         Vice President           None
41 Craig Place
Cranford, NJ  07016


John Ewalt          Vice President           None
2301 Overview Dr. NE
Tacoma, WA 98422

Katherine P. Feld*  Vice President & Secretary                             None

Mark Ferro          Vice President           None
43 Market Street
Breezy Point, NY 11697


Ronald H. Fielding++                         Vice President; Chairman:
                    Rochester Division       None

Reed F. Finley      Vice President -         None
320 E. Maple, Ste. 254                       Financial Institution Div.
Birmingham, MI  48009

Wendy Fishler*      Vice President -         None
                    Financial Institution Div.

Ronald R. Foster    Senior Vice President    None
139 Avant Lane
Cincinatti, OH  45249

Patricia Gadecki    Vice President           None
3906 Americana Drive
Tampa, FL  3334

Luiggino Galletto   Vice President           None
10239 Rougemont Lane
Charlotte, NC 28277

Mark Giles          Vice President -         None
5506 Bryn Mawr      Financial Institution Div.
Dallas, TX 75209

Ralph Grant*        Vice President/National  None
                    Sales Manager - Financial
                    Institution Div.

Sharon Hamilton     Vice President           None
720 N. Juanita Ave. - #1
Redondo Beach, CA 90277

Mark D. Johnson     Vice President           None
7512 Cromwell Dr. Apt 1
Clayton, MO  63105

Michael Keogh*      Vice President           None


Richard Klein       Vice President           None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Ilene Kutno*        Vice President -         None
                    Director - Regional Sales

Wayne A. LeBlang    Senior Vice President -  None
23 Fox Trail        Director Eastern Div.
Lincolnshire, IL 60069

Dawn Lind           Vice President -         None
7 Maize Court       Financial Institution Div.
Melville, NY 11747

James Loehle        Vice President           None
30 John Street
Cranford, NJ  07016

John McDonough      Vice President           None
P.O. Box 760
50 Riverview Road
New Castle, NH  03854

Laura Mulhall*      Senior Vice President -  None
                    Director of Key Accounts

Charles Murray      Vice President           None
50 Deerwood Drive
Littleton, CO 80127

Wendy Murray        Vice President           None
114-B Larchmont Acres West
Larchmont, NY  10538

Joseph Norton       Vice President           None
2518 Fillmore Street
Apt. 1
San Francisco, CA  94115

Patrick Palmer      Vice President           None
958 Blue Mountain Cr.
West Lake Village, CA 91362

Kevin Parchinski    Vice President           None
1105 Harney St., #310
Omaha, NE  68102

Randall Payne       Vice President -         None
1307 Wandering Way Dr.                       Financial Institution Div.
Charlotte, NC 28226


Gayle Pereira       Vice President           None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit   Vice President           None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti       Vice President           None
1777 Larimer St. #807
Denver, CO  80202

Tilghman G. Pitts, III*                      Chairman & Director           None

Elaine Puleo*       Vice President -         None
                    Financial Institution Div.,
                    Director -
                    Key Accounts

Minnie Ra           Vice President -         None
0895 Thirty-First Ave.                       Financial Institution Div.
Apt. 4
San Francisco, CA 94121

Michael Raso        Vice President           None
30 Hommocks Road
Apt. 30
Larchmont, NY  10538

John C. Reinhardt ++                         Vice President                None

Ian Robertson       Vice President           None
4204 Summit Way
Marietta, GA 30066

Michael S. Rosen++  Vice President, President:
                    Rochester Division       None

Kenneth Rosenson    Vice President           None
3802 Knickerbocker Place
Apt. 3D
Indianapolis, IN  46240

James Ruff*         President                None

Timothy Schoeffler  Vice President           None
1717 Fox Hall Road
Wasington, DC  20007



Michael Sciortino   Vice President           None
3114 Hickory Run
Sugarland, TX  77479

Robert Shore        Vice President -         None
26 Baroness Lane    Financial Institution Div.
Laguna Niguel, CA 92677

Peggy Spilker ++    Vice President           None


George Sweeney      Vice President           None
1855 O'Hara Lane
Middletown, PA 17057

Scott McGregor Tatum                         Vice President                None
7123 Cornelia Lane
Dallas, TX  75214

David G. Thomas     Vice President -         None
111 South Joliet Circle                      Financial Institution Div.
#304
Aurora, CO  80112

Philip Trimble      Vice President           None
2213 West Homer
Chicago, IL 60647

Gary Paul Tyc+      Assistant Treasurer      None

Mark Stephen Vandehey+                       Vice President                None



*  Two World Trade Center, New York, NY 10048-0203
+  6803 South Tucson Way, Englewood, CO 80112
++ 350 Linden Oaks, Rochester, NY  14625-2807 (the "Rochester
   Division")

      (c) Not applicable.

Item 30.            Location of Accounts and Records
--------            --------------------------------
                    The accounts, books and other documents
required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Oppenheimer Management Corporation, at its offices at 6803 South Tucson Way, Englewood, Colorado 80122

Item 31.            Management Services
--------            -------------------
                    Not applicable.

Item 32.            Undertakings
--------            ------------
(a)                 Not applicable.

(b)                 Not applicable.

(c)                 Not applicable.

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arapahoe and State of Colorado on the 17th day of April, 1997.



                    OPPENHEIMER TOTAL RETURN FUND, INC.



                    By: /s/ James C. Swain
                    -----------------------------------
                    James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signatures          Title                    Date
----------          -----                    ----
                    Chairman of the Board of                               April 17, 1997
/s/ James C. Swain* Directors and Principal
------------------------                     Executive Officer
James C. Swain

/s/ Bridget A. Macaskill*                    President and Director        April 17, 1997
------------------------
Bridget A. Macaskill

/s/ George Bowen*   Treasurer and Principal  April 17, 1997
------------------  Financial and Accounting
George Bowen        Officer

/s/ Robert G. Avis*
--------------------                         Director                      April 17, 1997
Robert G. Avis

/s/ Jon S. Fossel*
--------------------                         Director                      April 17, 1997
Jon S. Fossel

/s/ Sam Freedman*
--------------------                         Director                      April 17, 1997
Sam Freedman

/s/ William A. Baker*
---------------------                        Director                      April 17, 1997
William A. Baker

/s/ Charles Conrad, Jr.*
-----------------------                      Director                      April 17 1997
Charles Conrad, Jr.

/s/ Raymond J. Kalinowski*
---------------------                        Director                      April 17, 1997
Raymond J. Kalinowski

/s/ C. Howard Kast* Director                 April 17, 1997
-------------------
C. Howard Kast

/s/ Robert M. Kirchner*
---------------------                        Director                      April 17, 1997
Robert M. Kirchner

/s/ Ned M. Steel*
-----------------   Director                 April 17, 1997
Ned M. Steel

*By:/s/ Robert G. Zack
--------------------------------
     Robert G. Zack, Attorney-in-Fact

                    OPPENHEIMER TOTAL RETURN FUND, INC.

                      Post-Effective Amendment No. 79

                               EXHIBIT INDEX


Form N-1A

Item  No.
                    Description
---------
                    -----------
24(b)(4)(i)         Specimen Class A Share Certificate

24(b)(4)(ii)        Specimen Class B Share Certificate

24(b)(4)(iii)       Specimen Class C Share Certificate

24(b)(4)(iv)        Specimen Class Y Share Certificate

24(b)(11)           Independent Auditors' Consent

24(b)(16)           Performance Calculations

24(b)(17)(i)        Financial Data Schedules for Class A Shares

24(b)(17)(ii)       Financial Data Schedules for Class B Shares

24(b(17(iii)        Financial Data Schedules for Class C Shares

24(b)(17)(iv)       Financial Date Schedules For Class Y Shares

--
                    Power of Attorney of Sam Freedman